UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(513)-520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2026

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

ActivePassive Core Bond ETF
APCB (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the ActivePassive Core Bond ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at http://www.activepassive.com/apcb. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Core Bond ETF	$35	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Core Bond ETF underperformed the Bloomberg U.S. Aggregate Bond Index (the “Index”)  by 9 basis points during the trailing 1-year period ended August 31, 2026, with a return of 1.80% compared with 1.89% for the Index.   The treasury curve rose and flattened with treasury yields at the short end of the curve moving up over 70 basis points, while long term yields rose a more modest 30 basis points. The war in Iran has kept pressure on inflation. This has forced the Federal Reserve to reassess its stance and future rate increases are expected to combat the inflationary pressures. The primary detractors for the Fund during the period were the weak relative performance in the international bond-US dollar-hedged exposure, passive sleeve, and treasury debt exposure.   The primary contributors during the period were the strong relative performance from the active sub-advisor sleeves, mortgage-backed securities exposure, and corporate bond exposure.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2026. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Core Bond ETF NAV	1.80	2.99
Bloomberg US Aggregate Bond Index	1.89	3.00
Visit http://www.activepassive.com/apcb for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
ActivePassive Core Bond ETF	PAGE 1	TSR-AR-89834G752

KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,005,890,618
Number of Holdings	1,890
Net Advisory Fee	$3,229,034
Portfolio Turnover	43%
Effective Duration	5.65 years
Weighted Average Maturity	8.10 years
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
United States Treasury Note/Bond	28.5%
iShares MBS ETF	12.1%
Vanguard Total International Bond ETF	9.8%
Federal National Mortgage Association	4.4%
iShares Core U.S. Aggregate Bond ETF	4.2%
Federal Home Loan Mortgage Corp.	3.6%
Federal Farm Credit Banks Funding Corp.	1.1%
Mount Vernon Liquid Assets Portfolio, LLC	1.0%
First American Government Obligations Fund	0.9%
Goldman Sachs Group, Inc.	0.5%

Top Sectors	(%)
Government	32.2%
Mortgage Securities	11.6%
Financials **	7.9%
Asset Backed Securities	4.0%
Utilities **	2.4%
Energy **	2.3%
Health Care **	1.8%
Industrials **	1.8%
Consumer Staples **	1.8%
Cash & Other	34.2%

Credit Breakdown	(%) *
AAA	4.3%
AA	55.9%
A	10.6%
BBB	15.7%
BB	1.6%
B	0.8%
NR	11.1%
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
**	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit http://www.activepassive.com/apcb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Core Bond ETF	PAGE 2	TSR-AR-89834G752

ActivePassive Intermediate Municipal Bond ETF
APMU (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the ActivePassive Intermediate Municipal Bond ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at http://www.activepassive.com/apmu. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive Intermediate Municipal Bond ETF	$35	0.35%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive Intermediate Municipal Bond ETF underperformed the Bloomberg Muni 1-10 Year Blend Total Return Index (the “Index”) by 44 basis points during the trailing 1-year period ended August 31, 2026, with a return of 1.88% compared with 2.32% for the Index. Yields in the municipal markets did follow the taxable markets by flattening over the past year but did not see the same magnitude of movement. While short-term rates did rise slightly, the long-term yields held steady. Long duration municipal bonds outperformed due to the flattening yield curve. The primary detractors for the Fund during the period were the weak relative performance in the passive sleeve and weak relative performance from the active sub-advisor sleeve. The primary contributors during the period were the exposure to intermediate, longer duration bonds, and lower-quality bonds generally outperforming higher-quality bonds.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2026. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive Intermediate Municipal Bond ETF NAV	1.88	2.07
Bloomberg Municipal Bond Index	4.12	2.76
Bloomberg Muni 1-10 Year Blend Total Return Index	2.32	2.76
Visit http://www.activepassive.com/apmu for more recent performance information.
ActivePassive Intermediate Municipal Bond ETF	PAGE 1	TSR-AR-89834G745

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$246,489,332
Number of Holdings	1,253
Net Advisory Fee	$758,375
Portfolio Turnover	18%
Effective Duration	4.06 years
Weighted Average Maturity	5.50 years
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
First American Government Obligations Fund	3.5%
iShares National Muni Bond ETF	3.3%
Mount Vernon Liquid Assets Portfolio, LLC	3.2%
New Jersey Transportation Trust Fund Authority	3.1%
State of Illinois	2.8%
Commonwealth of Pennsylvania	2.1%
California Community Choice Financing Authority	2.0%
New York State Dormitory Authority	1.7%
Black Belt Energy Gas District	1.5%
State of California	1.4%

Top Sectors	(%)
US Municipal	94.3%
Cash & Other	5.7%

Credit Breakdown	(%)*
AAA	14.8%
AA	38.5%
A	24.9%
BBB	3.3%
BB	0.3%
NR	18.2%
*	Credit quality ratings shown above reflect the ratings assigned by S&P Global Ratings. This rating agency is an independent, nationally recognized statistical rating organization and is widely used. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit http://www.activepassive.com/apmu.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive Intermediate Municipal Bond ETF	PAGE 2	TSR-AR-89834G745

ActivePassive International Equity ETF
APIE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the ActivePassive International Equity ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at http://www.activepassive.com/apie. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive International Equity ETF	$49	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive International Equity ETF underperformed the S&P Classic ADR Composite Index (USD) NTR (the “Index”) by 149 basis points during the trailing 1-year period ended August 31, 2026, with a return of 19.90% compared with 21.39% for the Index. International markets mostly outpaced their US counterparts over the past year, holding up better in the March pullback, and outperforming during much of the 2026 rally. Overall, emerging market countries were mostly ahead of developed markets, with AI-driven strength in Korea and Taiwan outpacing the European Union and Japan. The primary detractors for the Fund during the period were the foreign large growth sleeve, the quality factor within the V+M+Q (value, momentum, and quality style factors) international developed sleeve, and stock selection within South Korea, Taiwan, and China.   The primary contributors during the period were the emerging markets equity exposure, the value factor within the V+M+Q international developed sleeve, and stock selection within Switzerland, Japan, and Germany.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co Ltd ADR
↑	Recruit Holdings Co Ltd ADR
↑	ASML Holding NV ADR
↑	United Microelectronics Corp ADR
↑	Lenovo Group Ltd ADR

Top Detractors
↓	Alibaba Group Holding Ltd ADR
↓	Tencent Holdings Ltd ADR
↓	AstraZeneca PLC
↓	Alstom SA ADR
↓	HDFC Bank Ltd ADR
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
ActivePassive International Equity ETF	PAGE 1	TSR-AR-89834G737

CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2026. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive International Equity ETF NAV	19.90	17.18
S&P Global BMI TR	22.49	20.60
S&P Classic ADR Composite Index (USD) NTR	21.39	17.15
Visit http://www.activepassive.com/apie for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,157,930,991
Number of Holdings	550
Net Advisory Fee	$4,512,213
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	20.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.5%
Tencent Holdings Ltd.	2.5%
ASML Holding NV	1.7%
Alibaba Group Holding Ltd.	1.5%
SAP SE	1.3%
Roche Holding AG	1.1%
AstraZeneca PLC	1.0%
HSBC Holdings PLC	1.0%
Siemens AG	1.0%

Top Sectors	(%) *
Information Technology	20.7%
Financials	20.5%
Industrials	14.8%
Consumer Discretionary	10.2%
Health Care	9.0%
Communication Services	6.6%
Consumer Staples	6.3%
Materials	5.3%
Energy	2.7%
Cash & Other	3.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit http://www.activepassive.com/apie.
ActivePassive International Equity ETF	PAGE 2	TSR-AR-89834G737

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive International Equity ETF	PAGE 3	TSR-AR-89834G737

ActivePassive U.S. Equity ETF
APUE (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | August 31, 2026
This annual shareholder report contains important information about the ActivePassive U.S. Equity ETF (the “Fund”) for the period of  September 1, 2025 to August 31, 2026. You can find additional information about the Fund at http://www.activepassive.com/apue. You can also request this information by contacting us at 1-800-617-0004 or by sending an email request to ClientServices@envestnetpmc.com.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ActivePassive U.S. Equity ETF	$33	0.30%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ActivePassive US Equity ETF outperformed the CRSP US Total Market Total Return Index (the “Index”) by 73 basis points during the trailing 1-year period ended August 31, 2026, with a return of 20.98% compared with 20.25% for the Index. Following a pullback in equities in March, due to war breaking out in Iran, the closing of the Strait of  Hormuz, and a surge in energy prices, the US market rebounded sharply behind stronger than expected corporate earnings, widespread AI capital investments, and a resilient consumer. While the US economy continues to grow, economic data including labor trends has shown some signs of weakness. Inflation, which had mostly retreated, moved higher once again and remains above the Federal Reserve’s target, driving the potential for more restrictive central bank policy ahead. Within the US markets, small-cap stocks outpaced large-cap stocks while value investing outperformed growth investing. The primary detractors for the Fund during the period were the active sub-advisor small and mid-cap equity sleeve, the quality factor within the V+M+Q (value, momentum, and quality style factors) large cap sleeve, and stock selection within the consumer defensive, health care, and real estate sectors.   The primary contributors during the period were the value and momentum factors within the V+M+Q large cap sleeve, the passive sleeve exposure within the market series sleeve, and stock selection within the financial services, information technology, and industrials sectors.

Top Contributors
↑	NVIDIA Corp
↑	Microsoft Corp
↑	Apple Inc
↑	Micron Technology Inc
↑	Amazon.com Inc

Top Detractors
↓	Meta Platforms Inc Class A
↓	Walmart Inc
↓	Tesla Inc
↓	Netflix Inc
↓	Deckers Outdoor Corp
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
ActivePassive U.S. Equity ETF	PAGE 1	TSR-AR-89834G729

CUMULATIVE PERFORMANCE (May 2, 2023 - August 31, 2026. Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/02/2023)
ActivePassive U.S. Equity ETF NAV	20.98	22.21
CRSP US Total Market Total Return Index	20.25	21.98
Visit http://www.activepassive.com/apue for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$2,488,956,488
Number of Holdings	451
Net Advisory Fee	$6,845,181
Portfolio Turnover	8%
WHAT DID THE FUND INVEST IN? (% of net assets as of  August 31, 2026)

Top 10 Issuers	(%)
NVIDIA Corp.	7.0%
Apple, Inc.	6.4%
Microsoft Corp.	5.2%
Alphabet, Inc.	5.0%
Dimensional US Small Cap ETF	4.6%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.4%
Mount Vernon Liquid Assets Portfolio, LLC	1.9%
Meta Platforms, Inc.	1.7%
Micron Technology, Inc.	1.5%

Top Sectors	(%) *
Information Technology	35.5%
Financials	11.7%
Consumer Discretionary	9.0%
Communication Services	8.7%
Health Care	8.7%
Industrials	8.7%
Consumer Staples	4.5%
Energy	3.0%
Materials	1.9%
Cash & Other	8.3%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit http://www.activepassive.com/apue.
ActivePassive U.S. Equity ETF	PAGE 2	TSR-AR-89834G729

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
ActivePassive U.S. Equity ETF	PAGE 3	TSR-AR-89834G729

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR filed on November 4, 2024.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Akers and Lisa Zúñiga Ramírez are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2026	FYE 8/31/2025
(a) Audit Fees	$67,175	$67,175
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$15,000	$13,000
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2026	FYE 8/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2026	FYE 8/31/2025
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not Applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b) Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ActivePassive ETFs
ActivePassive Core Bond ETF (APCB)
ActivePassive Intermediate Municipal Bond ETF (APMU)
ActivePassive International Equity ETF (APIE)
ActivePassive U.S. Equity ETF (APUE)
Annual Financial Statements and Additional Information
August 31, 2026

ActivePassive Core Bond ETF
Schedule of Investments
August 31, 2026

	Par	Value
U.S. Treasury Securities — 28.5%
United States Treasury Note/Bond
2.00%, 11/15/2026	$673,000	$670,395
1.63%, 11/30/2026	205,000	203,374
4.25%, 11/30/2026	894,000	894,816
4.38%, 12/15/2026	864,000	865,260
4.00%, 01/15/2027	3,055,000	3,056,473
4.13%, 01/31/2027	803,000	803,505
4.25%, 03/15/2027	548,000	548,835
3.88%, 03/31/2027	910,000	909,261
4.50%, 04/15/2027	1,496,000	1,500,068
4.63%, 06/15/2027	720,000	722,629
3.25%, 06/30/2027	50,000	49,505
3.75%, 08/15/2027	545,000	542,613
0.38%, 09/30/2027	41,000	39,250
0.50%, 10/31/2027	1,136,000	1,088,008
6.13%, 11/15/2027	1,666,000	1,702,379
0.63%, 11/30/2027	36,000	34,335
0.63%, 12/31/2027	1,422,000	1,355,177
0.75%, 01/31/2028	45,000	42,724
4.00%, 02/29/2028	537,000	534,640
3.88%, 03/15/2028	831,000	825,644
3.63%, 03/31/2028	1,561,000	1,544,628
3.88%, 03/31/2028	1,450,000	1,440,314
3.75%, 05/15/2028	112,000	110,664
1.25%, 05/31/2028	87,000	82,333
1.25%, 06/30/2028	121,000	114,212
3.88%, 07/15/2028	3,250,000	3,223,086
1.00%, 07/31/2028	3,855,000	3,620,839
4.13%, 07/31/2028	336,000	334,707
2.88%, 08/15/2028	1,327,000	1,290,844
1.13%, 08/31/2028	3,011,000	2,827,458
4.38%, 08/31/2028	1,243,000	1,243,825
1.25%, 09/30/2028	5,000	4,683
1.38%, 10/31/2028	5,000	4,683
5.25%, 11/15/2028	1,659,000	1,690,690
1.50%, 11/30/2028	1,334,000	1,252,996
3.50%, 12/15/2028	4,400,000	4,317,500
1.38%, 12/31/2028	1,311,000	1,224,786
3.75%, 12/31/2028	702,000	692,375
3.50%, 01/15/2029	5,270,000	5,166,659
1.75%, 01/31/2029	10,000	9,380
4.00%, 01/31/2029	273,000	270,638

The accompanying notes are an integral part of these financial statements.

1

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
U.S. Treasury Securities — continued
1.88%, 02/28/2029	$15,000	$14,086
4.25%, 02/28/2029	311,000	310,113
3.50%, 03/15/2029	6,275,000	6,144,475
2.38%, 03/31/2029	10,000	9,490
4.63%, 04/30/2029	1,638,000	1,647,694
2.38%, 05/15/2029	5,000	4,734
3.88%, 05/15/2029	8,100,000	7,994,320
4.50%, 05/31/2029	894,000	896,340
4.25%, 06/30/2029	2,911,000	2,899,288
4.13%, 07/15/2029	3,000,000	2,977,617
4.00%, 07/31/2029	3,378,000	3,340,591
1.63%, 08/15/2029	10,000	9,219
1.75%, 11/15/2029	10,000	9,189
3.88%, 12/31/2029	5,000	4,901
3.50%, 01/31/2030	71,000	68,724
1.50%, 02/15/2030	10,000	9,047
4.00%, 02/28/2030	1,661,000	1,637,869
3.63%, 03/31/2030	658,000	640,213
4.00%, 03/31/2030	913,000	899,715
3.50%, 04/30/2030	606,000	586,767
0.63%, 05/15/2030	3,436,000	2,991,468
3.75%, 05/31/2030	1,080,000	1,053,928
3.75%, 06/30/2030	1,324,000	1,291,133
3.88%, 06/30/2030	1,025,000	1,004,160
3.88%, 07/31/2030	926,000	906,739
4.00%, 07/31/2030	1,582,000	1,556,014
0.63%, 08/15/2030	6,524,000	5,625,166
4.13%, 08/31/2030	15,000	14,778
4.63%, 09/30/2030	323,000	324,893
4.88%, 10/31/2030	627,000	636,540
0.88%, 11/15/2030	4,518,000	3,900,393
4.38%, 11/30/2030	893,000	889,494
3.63%, 12/31/2030	1,240,000	1,198,634
3.75%, 12/31/2030	3,461,000	3,362,172
3.75%, 01/31/2031	1,600,000	1,553,469
4.00%, 01/31/2031	1,256,000	1,231,763
1.13%, 02/15/2031	4,296,000	3,723,172
4.25%, 02/28/2031	6,276,000	6,216,672
3.88%, 03/31/2031	4,460,000	4,348,326
4.13%, 03/31/2031	10,083,000	9,932,346
3.88%, 04/30/2031	1,250,000	1,218,115
4.63%, 04/30/2031	525,000	527,912

The accompanying notes are an integral part of these financial statements.

2

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
U.S. Treasury Securities — continued
1.63%, 05/15/2031	$15,000	$13,160
4.13%, 05/31/2031	325,000	319,935
4.63%, 05/31/2031	222,000	222,617
4.13%, 06/30/2031	860,000	846,361
4.25%, 06/30/2031	4,153,000	4,108,388
4.13%, 07/31/2031	560,000	550,681
1.25%, 08/15/2031	4,666,000	3,996,630
3.75%, 08/31/2031	4,460,000	4,309,823
1.38%, 11/15/2031	3,500,000	2,992,773
4.38%, 01/31/2032	1,623,000	1,610,923
1.88%, 02/15/2032	2,685,000	2,342,348
4.13%, 02/29/2032	185,000	180,933
4.13%, 03/31/2032	950,000	930,944
2.88%, 05/15/2032	1,471,000	1,348,149
2.75%, 08/15/2032	1,377,000	1,247,987
3.88%, 09/30/2032	1,200,000	1,156,336
3.75%, 11/30/2032	3,447,000	3,293,635
3.88%, 12/31/2032	664,000	638,529
4.00%, 01/31/2033	5,940,000	5,747,994
3.50%, 02/15/2033	2,374,000	2,230,401
4.25%, 03/31/2033	300,000	294,223
3.38%, 05/15/2033	375,000	348,633
4.25%, 05/31/2033	2,310,000	2,263,078
4.25%, 06/30/2033	1,640,000	1,606,431
4.38%, 07/31/2033	210,000	206,562
3.88%, 08/15/2033	7,491,000	7,162,098
4.50%, 11/15/2033	796,000	789,859
4.00%, 02/15/2034	2,695,000	2,586,779
4.38%, 05/15/2034	14,219,000	13,966,835
3.88%, 08/15/2034	2,992,000	2,835,154
4.25%, 11/15/2034	2,820,000	2,737,548
4.63%, 02/15/2035	662,000	658,974
4.25%, 08/15/2035	5,882,000	5,684,402
4.00%, 11/15/2035	5,374,000	5,085,882
4.38%, 05/15/2036	4,460,000	4,323,379
4.75%, 02/15/2037	587,000	589,201
4.50%, 05/15/2038	2,512,000	2,450,083
4.38%, 11/15/2039	24,000	22,635
1.13%, 05/15/2040	589,000	362,776
1.13%, 08/15/2040	360,000	219,305
1.38%, 11/15/2040	638,000	400,918
1.88%, 02/15/2041	640,000	431,400

The accompanying notes are an integral part of these financial statements.

3

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
U.S. Treasury Securities — continued
2.25%, 05/15/2041	$147,000	$103,785
4.38%, 05/15/2041	24,000	22,289
1.75%, 08/15/2041	637,000	414,187
2.00%, 11/15/2041	3,425,000	2,299,834
3.13%, 11/15/2041	325,000	257,563
2.38%, 02/15/2042	587,000	414,764
3.13%, 02/15/2042	175,000	137,577
3.25%, 05/15/2042	623,000	496,916
2.75%, 11/15/2042	6,375,000	4,688,115
3.88%, 02/15/2043	1,685,000	1,444,163
3.88%, 05/15/2043	51,000	43,464
4.38%, 08/15/2043	2,103,000	1,911,758
3.75%, 11/15/2043	248,000	206,698
4.75%, 11/15/2043	2,263,000	2,151,441
4.50%, 02/15/2044	502,000	461,801
4.63%, 05/15/2044	2,663,000	2,484,496
4.13%, 08/15/2044	1,851,000	1,615,287
5.00%, 05/15/2045	184,000	178,564
2.88%, 08/15/2045	200,000	142,471
4.63%, 02/15/2046	3,270,000	3,024,750
5.00%, 05/15/2046	3,255,000	3,159,639
2.25%, 08/15/2046	531,000	332,591
3.00%, 02/15/2047	626,000	447,786
2.75%, 08/15/2047	194,000	131,379
2.75%, 11/15/2047	605,000	409,368
3.13%, 05/15/2048	714,000	514,749
3.00%, 08/15/2048	515,000	361,848
3.38%, 11/15/2048	802,000	601,719
3.00%, 02/15/2049	1,660,000	1,160,184
2.88%, 05/15/2049	794,000	540,323
2.25%, 08/15/2049	1,047,000	622,679
2.38%, 11/15/2049	795,000	484,236
2.00%, 02/15/2050	338,000	188,098
1.25%, 05/15/2050	875,000	396,963
1.38%, 08/15/2050	2,028,000	946,941
1.63%, 11/15/2050	7,230,000	3,600,738
1.88%, 02/15/2051	1,403,000	743,234
2.38%, 05/15/2051	1,372,000	818,698
2.00%, 08/15/2051	540,000	292,929
1.88%, 11/15/2051	5,493,000	2,873,311
2.25%, 02/15/2052	2,113,000	1,212,086
2.88%, 05/15/2052	2,005,000	1,323,927

The accompanying notes are an integral part of these financial statements.

4

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
U.S. Treasury Securities — continued
3.00%, 08/15/2052	$609,000	$411,931
3.63%, 02/15/2053	686,000	523,866
3.63%, 05/15/2053	698,000	532,525
4.13%, 08/15/2053	783,000	653,438
4.75%, 11/15/2053	2,948,000	2,725,979
4.25%, 02/15/2054	805,000	685,728
4.63%, 05/15/2054	1,340,000	1,215,003
4.25%, 08/15/2054	949,000	808,281
4.50%, 11/15/2054	1,581,000	1,404,311
4.63%, 02/15/2055	2,008,000	1,820,534
4.75%, 05/15/2055	2,187,000	2,023,231
4.63%, 11/15/2055	4,434,000	4,020,564
5.00%, 05/15/2056	2,625,000	2,530,459
5.13%, 08/15/2056	470,000	460,877
Total U.S. Treasury Securities (Cost $295,998,258)		287,062,648
	Shares
Exchange Traded Funds — 26.0%
iShares Core U.S. Aggregate Bond ETF	429,010	41,789,864
iShares MBS ETF(a)	1,303,626	121,367,581
Vanguard Total International Bond ETF(a)	2,063,797	98,133,547
Total Exchange Traded Funds (Cost $263,183,730)		261,290,992
	Par
Corporate Bonds — 22.9%
Advertising & Marketing — 0.0%(b)
Neptune Bidco US, Inc., 10.38%, 05/15/2031(c)	$13,000	13,635
WPP 2025 LLC/Delaware, 6.50%, 03/30/2036	295,000	291,505
		305,140
Aerospace & Defense — 0.2%
Embraer Netherlands Finance BV, 5.98%, 02/11/2035	911,000	930,737
Goat Holdco LLC, 6.75%, 02/01/2032(c)	193,000	196,563
TransDigm, Inc.
6.75%, 08/15/2028(c)	70,000	70,356
4.63%, 01/15/2029	10,000	9,803
6.88%, 12/15/2030(c)	40,000	40,934
7.13%, 12/01/2031(c)	195,000	201,259
6.00%, 01/15/2033(c)	95,000	94,966
6.25%, 01/31/2034(c)	32,000	32,296
6.13%, 07/31/2034(c)	20,000	19,745
		1,596,659

The accompanying notes are an integral part of these financial statements.

5

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Airlines — 0.1%
Alaska Airlines, Inc., 6.50%, 06/01/2031(c)	$12,000	$11,955
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(c)	20,167	20,114
OneSky Flight LLC, 8.88%, 12/15/2029(c)	7,000	7,335
United Airlines 2014-2 Class A Pass Through Trust, Series A, 3.75%, 09/03/2026	368,362	367,341
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	105,329	106,040
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/2028(c)	13,000	13,250
		526,035
Apparel & Textile Products — 0.0%(b)
Champ Acquisition Corp., 8.38%, 12/01/2031(c)	20,000	20,974
Auto Parts Manufacturing — 0.0%(b)
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(a)(c)	22,000	22,059
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.13%, 04/15/2031(c)	9,000	8,975
Garrett Motion Holdings, Inc. / Garrett LX I Sarl, 7.75%, 05/31/2032(c)	5,000	5,192
		36,226
Automobiles & Components — 0.1%
General Motors Co., 6.80%, 10/01/2027	450,000	457,611
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	140,000	125,605
8.88%, 07/15/2032	6,000	6,108
Phinia, Inc., 6.75%, 04/15/2029(c)	7,000	7,136
		596,460
Automobiles Manufacturing — 0.7%
American Honda Finance Corp., 4.60%, 04/17/2030	55,000	53,923
BMW US Capital LLC
4.90%, 04/02/2029(c)	379,000	377,742
4.15%, 04/09/2030(c)	164,000	158,512
2.55%, 04/01/2031(c)	284,000	252,456
5.15%, 08/11/2033(c)	82,000	80,390
General Motors Financial Co., Inc., 5.85%, 04/06/2030	45,000	45,918
Hyundai Capital America
3.50%, 11/02/2026(c)	94,000	93,623
5.30%, 03/19/2027(c)	10,000	10,022
5.30%, 06/24/2029(c)	9,000	9,031
Mercedes-Benz Finance North America LLC
3.75%, 02/22/2028(c)	1,071,000	1,056,412
5.10%, 08/03/2028(c)	312,000	312,898
2.63%, 03/10/2030(c)	857,000	792,406
Stellantis Finance US, Inc., 6.45%, 03/18/2035(a)(c)	485,000	466,951

The accompanying notes are an integral part of these financial statements.

6

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Automobiles Manufacturing — continued
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(c)	$395,000	$390,723
5.40%, 09/15/2030(c)	580,000	561,848
Toyota Motor Credit Corp., 4.45%, 06/29/2029	1,319,000	1,309,286
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027(c)	332,000	318,463
6.20%, 11/16/2028(c)	344,000	351,152
6.45%, 11/16/2030(c)	200,000	207,486
		6,849,242
Banks — 3.2%
Asian Development Bank, 4.63%, 08/26/2036	515,000	509,517
Australia & New Zealand Banking Group Ltd., 6.74%, 12/08/2032(c)	206,000	217,632
Bank of America Corp.
3.97% to 03/05/2028 then 3 mo. Term SOFR + 1.33%, 03/05/2029	975,000	963,652
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	264,000	265,130
3.19% (3 mo. Term SOFR + 1.44%), 07/23/2030	500,000	476,530
2.97% to 02/04/2032 then SOFR + 1.33%, 02/04/2033	151,000	134,261
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	19,000	18,866
5.49% (SOFR + 1.57%), 04/23/2037	40,000	38,753
Bank of Montreal, 6.88% to 11/26/2030 then 5 yr. CMT Rate + 2.98%, 11/26/2085	200,000	201,031
Bank of Nova Scotia, 4.25% (SOFR + 0.73%), 02/02/2030	455,000	446,924
Barclays PLC
4.91% to 06/26/2029 then SOFR + 0.91%, 06/26/2030	205,000	203,128
4.52% to 02/24/2031 then SOFR + 1.14%, 02/24/2032	355,000	342,141
5.10% to 06/26/2031 then SOFR + 1.14%, 06/26/2032	270,000	265,307
7.12% to 06/27/2033 then SOFR + 3.57%, 06/27/2034	1,040,000	1,115,398
5.34% to 09/10/2034 then SOFR + 1.91%, 09/10/2035	340,000	329,430
5.59% to 06/26/2036 then SOFR + 1.51%, 06/26/2037	220,000	213,686
6.04% to 03/12/2054 then SOFR + 2.42%, 03/12/2055(a)	859,000	850,562
BNP Paribas SA, 5.18% to 01/09/2029 then SOFR + 1.52%, 01/09/2030(c)	369,000	369,832
BPCE SA
5.18% to 06/02/2031 then SOFR + 1.22%, 06/02/2032(c)	260,000	255,338
3.12% to 10/19/2031 then SOFR + 1.73%, 10/19/2032(c)	260,000	228,306
6.92% to 01/14/2045 then SOFR + 2.61%, 01/14/2046(c)	697,000	695,542
CaixaBank SA, 6.84% to 09/13/2033 then SOFR + 2.77%, 09/13/2034(c)	532,000	569,247
Canadian Imperial Bank of Commerce, 5.05% to 06/16/2031 then SOFR + 1.01%, 06/16/2032	540,000	535,482
Citibank NA, 5.80%, 09/29/2028	500,000	511,624

The accompanying notes are an integral part of these financial statements.

7

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Banks — continued
Citigroup, Inc.
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030	$450,000	$438,480
4.41% to 03/31/2030 then SOFR + 3.91%, 03/31/2031	174,000	169,764
4.95% to 05/07/2030 then SOFR + 1.46%, 05/07/2031	515,000	511,976
4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	970,000	946,602
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	1,384,000	1,414,726
6.13%, 08/25/2036	657,000	668,560
5.32% to 03/26/2040 then SOFR + 4.55%, 03/26/2041	732,000	700,732
Citizens Financial Group, Inc.
5.72% to 07/23/2031 then SOFR + 1.91%, 07/23/2032	485,000	489,881
5.30% to 01/29/2031 then 5 yr. CMT Rate + 1.45%, 01/29/2036	10,000	9,742
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031(c)	343,000	341,473
Fifth Third Bancorp
4.57% to 04/29/2031 then SOFR + 0.95%, 04/29/2032	460,000	444,828
5.14% (SOFR + 1.24%), 01/29/2037	290,000	276,918
Fifth Third Bank NA, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	468,000	459,233
First Citizens BancShares, Inc., 5.60% to 09/05/2030 then 5 yr. CMT Rate + 1.85%, 09/05/2035	23,000	22,349
FNB Corp., 5.72% to 12/11/2029 then SOFR + 1.93%, 12/11/2030	349,000	349,123
HSBC Holdings PLC, 5.74% to 09/10/2035 then SOFR + 1.96%, 09/10/2036	683,000	672,869
Huntington Bancshares, Inc., 6.14% to 11/18/2034 then 5 yr. CMT Rate + 1.70%, 11/18/2039	480,000	479,875
Intesa Sanpaolo SpA
5.00% to 06/29/2029 then 1 yr. CMT Rate + 0.80%, 06/29/2030(c)	375,000	372,082
5.20% to 06/29/2031 then 1 yr. CMT Rate + 0.95%, 06/29/2032(c)	260,000	256,088
6.01% to 06/29/2036 then 1 yr. CMT Rate + 1.50%, 06/29/2037(c)	540,000	529,145
JPMorgan Chase & Co.
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028	202,000	200,121
5.01% to 01/23/2029 then SOFR + 1.31%, 01/23/2030	385,000	385,137
4.26% to 10/22/2030 then SOFR + 0.93%, 10/22/2031	195,000	188,307
4.62% to 04/23/2031 then SOFR + 0.99%, 04/23/2032	610,000	596,296
5.50% to 01/24/2035 then SOFR + 1.32%, 01/24/2036	540,000	539,689
3.88% to 07/24/2037 then 3 mo. Term SOFR + 1.62%, 07/24/2038	108,000	92,560
4.26% to 02/22/2047 then 3 mo. Term SOFR + 1.84%, 02/22/2048	655,000	519,234
M&T Bank Corp., 5.40% to 07/30/2030 then 5 yr. CMT Rate + 1.43%, 07/30/2035	615,000	609,872
Mizuho Financial Group, Inc.
3.26% to 05/22/2029 then 1 yr. CMT Rate + 1.25%, 05/22/2030	624,000	597,957
1.98% to 09/08/2030 then 3 mo. Term SOFR + 1.53%, 09/08/2031	307,000	270,897

The accompanying notes are an integral part of these financial statements.

8

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Banks — continued
National Australia Bank Ltd.
2.33%, 08/21/2030(c)	$250,000	$222,979
2.99%, 05/21/2031(c)	250,000	224,440
NatWest Group PLC, 5.12% to 05/23/2030 then 1 yr. CMT Rate + 1.05%, 05/23/2031	321,000	319,587
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	332,000	332,038
5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	5,000	5,042
5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	375,000	374,587
5.46% to 07/21/2036 then SOFR + 1.27%, 07/21/2037	1,300,000	1,280,646
5.42% (5 yr. CMT Rate + 1.17%), 01/25/2041	615,000	588,646
Regions Financial Corp., 5.72% to 06/06/2029 then SOFR + 1.49%, 06/06/2030	518,000	526,863
Standard Chartered PLC, 2.68% to 06/29/2031 then 1 yr. CMT Rate + 1.20%, 06/29/2032(c)	260,000	230,244
Toronto-Dominion Bank, 6.35% to 10/31/2030 then 5 yr. CMT Rate + 2.72%, 10/31/2085	200,000	198,786
Truist Financial Corp.
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	727,000	759,884
4.60% to 01/27/2031 then SOFR + 0.97%, 01/27/2032	460,000	446,822
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	290,000	287,161
6.79% to 10/26/2026 then SOFR + 1.88%, 10/26/2027	226,000	226,249
2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	188,000	161,671
Wells Fargo & Co.
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028	506,000	497,789
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028	597,000	598,050
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	804,000	815,102
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	96,000	95,664
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	107,000	107,584
5.50% to 01/23/2034 then SOFR + 1.78%, 01/23/2035	520,000	520,680
5.38%, 11/02/2043	175,000	158,947
Wells Fargo Bank NA, 5.85%, 02/01/2037	278,000	280,080
		32,571,376
Biotechnology — 0.0%(b)
CSL Finance PLC, 4.95%, 04/27/2062(c)	6,000	4,899
Cable & Satellite — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 02/01/2032(c)	32,000	28,622
4.50%, 05/01/2032	330,000	289,718
7.00%, 02/01/2033(a)(c)	24,000	23,386
4.50%, 06/01/2033(a)(c)	210,000	181,728
7.38%, 02/01/2036(a)(c)	29,000	27,987

The accompanying notes are an integral part of these financial statements.

9

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Cable & Satellite — continued
Charter Communications Operating LLC / Charter Communications Operating Capital
6.05%, 02/15/2032	$395,000	$394,564
6.65%, 02/01/2034	195,000	195,657
6.55%, 06/01/2034	220,000	219,199
5.85%, 12/01/2035(a)	845,000	792,608
6.95%, 08/15/2036	250,000	249,971
7.09%, 09/01/2038(c)	181,000	178,822
7.34%, 09/01/2041(c)	54,000	53,498
6.70%, 12/01/2055(a)	167,000	151,312
Cox Communications, Inc., 3.50%, 08/15/2027(c)	1,029,000	1,017,933
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 9.25%, 06/01/2032(c)	19,000	19,796
Sirius XM Radio LLC, 4.13%, 07/01/2030(c)	31,000	29,123
Sky Group Finance Ltd., 6.50%, 10/15/2035(c)	227,000	238,631
Videotron Ltd., 3.63%, 06/15/2029(c)	220,000	211,227
		4,303,782
Capital Goods — 0.7%
AGCO Corp., 5.45%, 03/21/2027	10,000	10,015
Boeing Co.
5.04%, 05/01/2027	750,000	751,852
5.15%, 05/01/2030	690,000	692,180
Bombardier, Inc.
7.25%, 07/01/2031(c)	75,000	78,295
7.00%, 06/01/2032(c)	165,000	170,302
Builders FirstSource, Inc.
6.38%, 06/15/2032(c)	290,000	290,847
6.75%, 05/15/2035(c)	15,000	14,979
EquipmentShare.com, Inc., 7.13%, 07/01/2034(c)	15,000	14,744
Flowserve Corp., 5.70%, 05/15/2036	205,000	201,759
Fortive Corp., 4.30%, 06/15/2046	389,000	306,892
Granite Construction, Inc., 6.38%, 06/15/2034(c)	10,000	10,075
Herc Holdings, Inc., 6.00%, 03/15/2034(c)	30,000	29,535
Hexcel Corp., 5.88%, 02/26/2035	76,000	76,426
Honeywell Aerospace, Inc.
4.95%, 03/16/2036	260,000	249,273
5.73%, 03/16/2056	195,000	184,952
Howmet Aerospace, Inc.
6.75%, 01/15/2028	364,000	373,178
5.95%, 02/01/2037	250,000	258,666
Illinois Tool Works, Inc., 3.90%, 09/01/2042	348,000	279,909

The accompanying notes are an integral part of these financial statements.

10

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Capital Goods — continued
Kennametal, Inc., 5.80%, 05/28/2036	$280,000	$275,285
Masterbrand, Inc., 7.00%, 07/15/2032(c)	8,000	7,982
Mitsubishi Corp., 5.13%, 06/23/2036(c)	20,000	19,395
Nordson Corp., 5.80%, 09/15/2033	97,000	98,867
Northrop Grumman Corp.
4.95%, 03/15/2053	863,000	740,088
5.20%, 06/01/2054	627,000	558,346
Rockwell Automation, Inc., 6.70%, 01/15/2028	339,000	348,076
RTX Corp., 3.03%, 03/15/2052	125,000	76,567
Sunbelt Rentals Holdings, Inc., 4.95%, 08/12/2030(c)	275,000	271,704
Terex Corp., 6.25%, 10/15/2032(c)	300,000	302,203
Vertiv Holdings Co., 5.80%, 03/15/2056	80,000	74,717
		6,767,109
Casinos & Gaming — 0.0%(b)
Cavalier Acquisition Corp., 8.25%, 08/15/2033(c)	2,000	2,045
Flutter Treasury DAC, 6.38%, 04/29/2029(c)	400,000	404,137
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC, 8.25%, 04/15/2030(c)	12,000	12,502
Pioneer Opco LLC, 7.00%, 05/15/2033(c)	2,000	2,032
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030(c)	30,000	30,344
		451,060
Chemicals — 0.2%
Air Liquide Finance SA, 3.50%, 09/27/2046(c)	238,000	175,029
Calderys Financing LLC, 11.25%, 06/01/2028(c)	130,000	134,375
Celanese US Holdings LLC
7.70%, 11/15/2033(d)	205,000	218,468
7.38%, 02/15/2034	9,000	9,306
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028(c)	6,000	5,995
Dow Chemical Co., 5.95%, 03/15/2055	205,000	187,886
LYB International Finance III LLC
5.88%, 01/15/2036	265,000	262,436
4.20%, 10/15/2049	145,000	103,128
3.63%, 04/01/2051	270,000	174,076
Windsor Holdings III LLC, 8.50%, 06/15/2030(c)	317,000	329,598
WR Grace Holdings LLC
7.38%, 03/01/2031(c)	115,000	114,941
7.00%, 08/01/2033(c)	13,000	12,573
		1,727,811

The accompanying notes are an integral part of these financial statements.

11

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Commercial & Professional Services — 0.2%
Concentrix Corp., 6.85%, 08/02/2033(a)	$545,000	$525,629
Equifax, Inc.
5.10%, 12/15/2027	275,000	275,839
3.10%, 05/15/2030	60,000	55,843
Jacobs Solutions, Inc., 4.75%, 03/03/2031	445,000	433,584
Republic Services, Inc.
5.00%, 04/01/2034	212,000	208,757
5.70%, 05/15/2041	129,000	129,475
Science Applications International Corp., 5.88%, 11/01/2033(c)	7,000	6,920
Thomson Reuters Corp., 5.65%, 11/23/2043	96,000	87,501
Waste Management, Inc., 3.90%, 03/01/2035	65,000	58,617
		1,782,165
Commercial Finance — 0.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.38%, 12/15/2031	455,000	454,992
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	240,000	241,145
Avolon Holdings Funding Ltd., 4.20%, 04/15/2029(c)	380,000	370,323
Azorra Finance Ltd.
7.75%, 04/15/2030(c)	14,000	14,507
7.25%, 01/15/2031(c)	3,000	3,099
FTAI Aviation Investors LLC, 7.88%, 12/01/2030(c)	18,000	18,760
GGAM Finance Ltd., 8.00%, 06/15/2028(c)	8,000	8,264
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(c)	21,000	21,907
Sumisho Air Lease Corp.
8.26% to 06/15/2031 then 5 yr. CMT Rate + 4.08%, Perpetual	217,000	217,818
5.20%, 07/15/2031	545,000	540,323
		1,891,138
Communications Equipment — 0.0%(b)
Juniper Networks, Inc., 2.00%, 12/10/2030	549,000	480,766
Construction Materials Manufacturing — 0.1%
Holcim US Finance Luxembourg SA
3.50%, 09/22/2026(c)	345,000	343,889
6.88%, 09/29/2039(c)	70,000	72,082
JH North America Holdings, Inc., 6.13%, 07/31/2032(c)	9,000	9,066
Quikrete Holdings, Inc., 6.38%, 03/01/2032(c)	330,000	333,435
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031(c)	8,000	8,368
Standard Building Solutions, Inc.
6.50%, 08/15/2032(c)	75,000	75,259
5.88%, 03/15/2034(c)	18,000	17,399

The accompanying notes are an integral part of these financial statements.

12

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Construction Materials Manufacturing — continued
Standard Industries, Inc., 4.75%, 01/15/2028(c)	$180,000	$179,013
		1,038,511
Consumer Discretionary Distribution & Retail — 0.2%
Advance Auto Parts, Inc., 7.38%, 08/01/2033(c)	12,000	12,276
Amazon.com, Inc.
4.25%, 03/13/2031	385,000	372,608
4.55%, 03/13/2033	220,000	211,423
4.88%, 03/13/2036(a)	320,000	303,580
6.10%, 07/09/2056	600,000	579,846
5.95%, 03/13/2066	245,000	225,089
6.25%, 07/09/2066	140,000	134,637
Gap, Inc., 3.88%, 10/01/2031(c)	9,000	8,244
Genuine Parts Co., 6.88%, 11/01/2033	117,000	124,868
Home Depot, Inc., 4.88%, 06/25/2027	12,000	12,026
Lowe’s Cos., Inc.
3.70%, 04/15/2046	348,000	249,569
5.75%, 07/01/2053	119,000	111,117
Petco Health & Wellness Co., Inc., 8.25%, 02/01/2031(a)(c)	5,000	5,070
		2,350,353
Consumer Durables & Apparel — 0.1%
Crocs, Inc., 4.25%, 03/15/2029(c)	5,000	4,829
Dream Finders Homes, Inc.
8.25%, 08/15/2028(c)	7,000	7,122
6.88%, 09/15/2030(c)	7,000	6,865
Installed Building Products, Inc., 5.63%, 02/01/2034(c)	9,000	8,774
Mattel, Inc., 3.75%, 04/01/2029(c)	315,000	302,599
Meritage Homes Corp., 5.65%, 03/15/2035	482,000	477,275
Whirlpool Corp.
7.50%, 07/01/2031(c)	13,000	13,016
4.70%, 05/14/2032	10,000	7,980
5.50%, 03/01/2033	132,000	105,132
7.88%, 07/01/2034(c)	3,000	2,935
		936,527
Consumer Finance — 0.1%
CrossCountry Intermediate HoldCo LLC
7.75%, 08/15/2031(c)	10,000	9,993
6.75%, 12/01/2032(c)	16,000	15,297
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM, 7.38%, 09/30/2030(c)	7,000	6,961

The accompanying notes are an integral part of these financial statements.

13

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Consumer Finance — continued
FirstCash, Inc.
5.63%, 01/01/2030(c)	$25,000	$24,733
6.88%, 03/01/2032(c)	7,000	7,129
6.13%, 05/01/2034(c)	6,000	5,923
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033(c)	26,000	24,984
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.50%, 08/01/2030	180,000	179,607
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/2029(c)	12,000	11,829
Planet Financial Group LLC, 10.50%, 12/15/2029(c)	10,000	9,836
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029(c)	12,000	12,519
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 3.88%, 03/01/2031(c)	333,000	310,141
UWM Holdings LLC
6.63%, 02/01/2030(c)	24,000	22,423
6.25%, 03/15/2031(c)	6,000	5,346
		646,721
Consumer Products — 0.3%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030(c)	3,409,000	3,410,557
5.60%, 01/15/2031(c)	9,000	8,741
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032(a)	12,000	11,750
		3,431,048
Consumer Services — 0.2%
ADT Security Corp., 5.88%, 10/15/2033(c)	7,000	6,836
Allied Universal Holdco LLC, 7.88%, 02/15/2031(c)	185,000	192,016
Caesars Entertainment, Inc., 6.50%, 02/15/2032(c)	29,000	27,988
Churchill Downs, Inc., 6.75%, 05/01/2031(c)	330,000	334,434
CompoSecure Holdings LLC, 5.63%, 02/01/2033(c)	10,000	9,669
Marriott International, Inc./MD, 5.00%, 10/15/2027	103,000	103,146
Penn Entertainment, Inc., 6.75%, 04/01/2031(a)(c)	5,000	5,008
Royal Caribbean Cruises Ltd.
5.63%, 09/30/2031(c)	341,000	340,745
4.75%, 05/15/2033	335,000	318,742
Six Flags Entertainment Corp., 7.25%, 05/15/2031(c)	95,000	93,694
Starbucks Corp., 3.00%, 02/14/2032	349,000	314,697
Travel + Leisure Co., 6.25%, 06/01/2031(c)	6,000	6,033
Williams Scotsman, Inc., 6.63%, 06/15/2029(c)	175,000	177,770
		1,930,778
Consumer Staples Distribution & Retail — 0.1%
Alimentation Couche-Tard, Inc., 4.50%, 07/26/2047(c)	633,000	507,806
Sysco Corp., 4.45%, 03/15/2048	164,000	128,225

The accompanying notes are an integral part of these financial statements.

14

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
Walmart, Inc.
3.90%, 04/15/2028	$150,000	$148,482
4.00%, 04/15/2030	69,000	67,368
		851,881
Containers & Packaging — 0.2%
Amcor Flexibles North America, Inc., 2.63%, 06/19/2030	740,000	679,317
Berry Global, Inc., 5.65%, 01/15/2034	152,000	152,616
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030(c)	27,000	26,625
Graphic Packaging International LLC, 6.38%, 07/15/2032(c)	10,000	10,108
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2030(c)	270,000	274,814
Owens-Brockway Glass Container, Inc., 9.50%, 06/01/2033(c)	16,000	15,627
Sealed Air Corp., 6.88%, 07/15/2033(c)	125,000	122,174
Smurfit Kappa Treasury ULC, 5.78%, 04/03/2054(a)	600,000	572,894
Sword Purchaser LLC, 10.50%, 04/15/2034(c)	5,000	5,207
		1,859,382
Department Stores — 0.0%(b)
Macy’s Retail Holdings LLC, 7.38%, 08/01/2033(c)	22,000	22,886
Educational Services — 0.1%
American University, 3.67%, 04/01/2049	327,000	235,670
Emory University, 2.97%, 09/01/2050	651,000	406,220
George Washington University, 4.30%, 09/15/2044	10,000	8,211
University of Chicago, 2.76%, 04/01/2045	87,000	67,255
		717,356
Electrical Equipment Manufacturing — 0.0%(b)
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030(c)	12,000	12,223
WESCO Distribution, Inc.
6.63%, 03/15/2032(c)	125,000	127,692
6.38%, 03/15/2033(c)	145,000	146,986
		286,901
Energy — 0.7%
Aker BP ASA, 5.80%, 10/01/2054(c)	436,000	395,376
Cheniere Energy Partners LP
4.00%, 03/01/2031	821,000	783,471
5.75%, 08/15/2034	345,000	349,001
CNX Resources Corp., 7.25%, 03/01/2032(c)	9,000	9,245
Comstock Resources, Inc., 5.88%, 01/15/2030(c)	17,000	16,288
Enbridge, Inc., 7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	40,000	40,671
Energy Transfer LP
6.00%, 02/01/2029(c)	703,000	706,680
5.25%, 04/15/2029	382,000	384,455

The accompanying notes are an integral part of these financial statements.

15

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Energy — continued
6.40%, 12/01/2030	$520,000	$544,944
7.38%, 02/01/2031(c)	682,000	699,918
6.13%, 12/15/2045	130,000	125,337
5.00%, 05/15/2050	90,000	73,585
EQT Corp., 5.75%, 02/01/2034	3,000	3,019
Expand Energy Corp., 4.75%, 02/01/2032	580,000	561,642
MPLX LP, 4.70%, 04/15/2048	71,000	57,157
Occidental Petroleum Corp.
3.50%, 08/15/2029	72,000	69,059
7.88%, 09/15/2031	109,000	121,262
4.10%, 02/15/2047	82,000	60,367
ONEOK, Inc., 6.25%, 10/15/2055	270,000	264,496
Saudi Arabian Oil Co., 5.75%, 07/17/2054(c)	200,000	180,520
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual(c)	3,000	3,088
5.88%, 03/15/2034(c)	9,000	8,852
Targa Resources Corp., 4.35%, 01/15/2029	180,000	177,810
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	341,000	337,158
5.10%, 03/15/2036	90,000	86,956
5.75%, 03/15/2056	160,000	149,814
Valero Energy Corp., 6.63%, 06/15/2037	300,000	322,913
Williams Cos., Inc., 5.30%, 08/15/2028	89,000	89,703
		6,622,787
Entertainment Content — 0.1%
Discovery Communications LLC
4.88%, 04/01/2043	5,000	2,992
5.20%, 09/20/2047	139,000	80,765
5.30%, 05/15/2049	89,000	52,157
4.00%, 09/15/2055	244,000	121,086
Paramount Global
7.88%, 07/30/2030	320,000	335,963
6.88%, 04/30/2036(a)	246,000	228,247
Univision Communications, Inc., 8.88%, 04/15/2033(c)	27,000	26,638
		847,848
Entertainment Resources — 0.0%(b)
Gaia Purchaser, Inc., 7.63%, 07/15/2033(c)	7,000	7,133
Life Time, Inc., 6.00%, 11/15/2031(c)	6,000	6,046
Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Magnum Management Corp., 5.25%, 07/15/2029	210,000	203,425

The accompanying notes are an integral part of these financial statements.

16

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Entertainment Resources — continued
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032(c)	$9,000	$9,109
Speedway Motorsports LLC / Speedway Funding II, Inc., 4.88%, 11/01/2027(c)	12,000	11,896
		237,609
Equity Real Estate Investment Trusts (REITs) — 0.2%
EPR Properties, 4.75%, 11/15/2030	455,000	440,263
Iron Mountain, Inc., 6.25%, 01/15/2035(c)	20,000	19,754
Realty Income Corp.
4.70%, 12/15/2028	103,000	102,725
3.10%, 12/15/2029	161,000	152,130
4.85%, 03/15/2030	500,000	499,116
2.70%, 02/15/2032	256,000	225,157
SBA Communications Corp., 5.15%, 07/15/2031	445,000	440,609
		1,879,754
Exploration & Production — 0.4%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033(c)	5,000	5,039
BKV Upstream Midstream LLC, 7.50%, 10/15/2030(c)	5,000	5,052
Caturus Energy LLC, 7.13%, 05/15/2031(c)	10,000	10,000
ConocoPhillips Co., 4.70%, 01/15/2030	3,000,000	2,988,542
Harbour Energy Finance 2 PLC, 5.93%, 08/19/2033(c)	215,000	213,660
Hess Corp.
7.13%, 03/15/2033	172,000	190,243
6.00%, 01/15/2040	326,000	335,484
Marathon Oil Corp., 6.60%, 10/01/2037	43,000	43,171
Permian Resources Operating LLC, 7.00%, 01/15/2032(c)	345,000	355,706
Viper Energy Partners LLC, 5.70%, 08/01/2035	329,000	327,215
		4,474,112
Financial Services — 2.0%
Ally Financial, Inc., 6.70%, 02/14/2033	11,000	11,174
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	174,000	164,923
Ares Strategic Income Fund, 6.20%, 03/21/2032	466,000	460,060
Bank of New York Mellon Corp.
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	320,000	317,979
5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032	358,000	356,382
6.47% to 10/25/2033 then SOFR + 1.85%, 10/25/2034	205,000	217,850
Blackstone Holdings Finance Co. LLC, 3.15%, 10/02/2027(c)	35,000	34,323
Blackstone Mortgage Trust, Inc.
3.75%, 01/15/2027(c)	100,000	99,279
7.75%, 12/01/2029(c)	90,000	93,063
Blackstone Private Credit Fund, 6.00%, 11/22/2034(a)	696,000	663,647

The accompanying notes are an integral part of these financial statements.

17

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Financial Services — continued
Block, Inc., 6.50%, 05/15/2032	$330,000	$334,415
Bread Financial Holdings, Inc., 8.38% to 06/15/2030 then 5 yr. CMT Rate + 4.30%, 06/15/2035(c)	4,000	4,166
Capital One Financial Corp.
6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	721,000	738,330
5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	957,000	967,288
Carlyle Finance LLC, 5.65%, 09/15/2048(c)	51,000	47,054
Charles Schwab Corp., 6.10% to 06/01/2031 then 5 yr. CMT Rate + 2.25%, Perpetual	355,000	349,486
Citadel LP, 6.38%, 01/23/2032(c)	270,000	277,285
Enova International, Inc., 9.13%, 08/01/2029(c)	9,000	9,392
Goldman Sachs Group, Inc.
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029	987,000	971,529
2.60%, 02/07/2030	1,036,000	957,159
5.73% to 04/25/2029 then SOFR + 1.27%, 04/25/2030	920,000	935,295
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	765,000	765,624
5.24% to 07/21/2031 then SOFR + 1.17%, 07/21/2032	310,000	307,533
6.13%, 02/15/2033	211,000	221,259
5.85% to 04/25/2034 then SOFR + 1.55%, 04/25/2035	705,000	715,245
5.15%, 05/22/2045	245,000	214,184
5.54% to 01/21/2046 then SOFR + 1.32%, 01/21/2047	245,000	225,215
Goldman Sachs Private Credit Corp., 6.25%, 05/06/2030(c)	195,000	195,349
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/2033(c)	3,000	2,959
6.38%, 07/01/2034	190,000	190,947
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030(c)	8,000	8,361
LPL Holdings, Inc.
5.70%, 05/20/2027	256,000	257,261
4.00%, 03/15/2029(c)	5,000	4,840
4.38%, 05/15/2031(c)	261,000	248,151
6.00%, 05/20/2034	530,000	535,155
Macquarie Group Ltd., 5.49% to 11/09/2032 then SOFR + 2.87%, 11/09/2033(c)	347,000	346,642
Marex UK Holdings Ltd.
6.40%, 11/04/2029	16,000	16,250
5.68%, 04/21/2031(a)	695,000	688,156
Mastercard, Inc., 4.88%, 05/09/2034	208,000	204,340
Morgan Stanley
3.63%, 01/20/2027	430,000	427,973
2.48% to 01/21/2027 then SOFR + 1.00%, 01/21/2028	160,000	158,341
3.59%, 07/22/2028(e)	208,000	205,422
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	133,000	133,547

The accompanying notes are an integral part of these financial statements.

18

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Financial Services — continued
5.17% to 07/14/2031 then SOFR + 1.16%, 07/14/2032	$305,000	$302,034
5.30% (SOFR + 1.41%), 04/10/2037	720,000	696,660
4.30%, 01/27/2045	304,000	246,191
Nationwide Building Society
4.85%, 07/27/2027(c)	343,000	343,723
4.65% to 07/14/2028 then SOFR + 1.06%, 07/14/2029(c)	467,000	464,615
Nuveen LLC, 5.55%, 01/15/2030(c)	418,000	420,380
OneMain Finance Corp.
3.50%, 01/15/2027	80,000	79,378
7.13%, 11/15/2031	105,000	106,332
6.75%, 03/15/2032	22,000	22,012
6.75%, 09/15/2033	11,000	10,815
PennyMac Financial Services, Inc.
7.13%, 11/15/2030(c)	275,000	275,613
6.88%, 05/15/2032(c)	31,000	29,794
PROG Holdings, Inc., 6.00%, 11/15/2029(c)	11,000	10,797
Radian Group, Inc., 6.20%, 05/15/2029	370,000	379,232
Rocket Cos., Inc.
6.13%, 08/01/2031(c)	11,000	11,118
6.50%, 06/15/2034(c)	2,000	2,028
S&P Global, Inc.
3.70%, 03/01/2052(a)	185,000	130,820
3.90%, 03/01/2062	119,000	81,751
Starwood Property Trust, Inc.
7.25%, 04/01/2029(c)	5,000	5,146
5.88%, 08/15/2029(c)	10,000	10,021
6.50%, 07/01/2030(c)	290,000	294,498
6.13%, 06/01/2031(c)	9,000	9,000
State Street Corp.
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	300,000	301,889
2.20%, 03/03/2031	599,000	529,908
6.12% to 11/21/2033 then SOFR + 1.96%, 11/21/2034	354,000	367,383
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032(c)	28,000	28,416
Synchrony Financial, 7.25%, 02/02/2033	14,000	14,468
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031(c)	11,000	11,361
Voya Financial, Inc., 4.70% (3 mo. LIBOR USD + 2.08%), 01/23/2048(f)	500,000	493,039
Walker & Dunlop, Inc., 6.63%, 04/01/2033(c)	12,000	11,907
		19,773,162

The accompanying notes are an integral part of these financial statements.

19

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Food & Beverage — 0.5%
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036(a)	$909,000	$861,520
4.90%, 02/01/2046	182,000	158,563
Anheuser-Busch InBev Worldwide, Inc.
8.20%, 01/15/2039	355,000	433,508
4.95%, 01/15/2042	160,000	145,957
Cargill, Inc.
5.13%, 10/11/2032(c)	222,000	221,757
4.75%, 04/24/2033(c)	84,000	82,240
Fiesta Purchaser, Inc., 7.88%, 03/01/2031(c)	8,000	8,083
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.63%, 01/15/2032	420,000	385,364
6.75%, 03/15/2034	279,000	297,921
5.95%, 04/20/2035	150,000	151,479
6.50%, 12/01/2052	801,000	777,186
6.38%, 04/15/2066	860,000	807,642
Kellanova, 5.75%, 05/16/2054	37,000	35,179
Maple Parent Holdings Corp.
4.75%, 03/26/2029(c)	70,000	69,300
5.05%, 03/26/2031(c)	240,000	235,866
Mars, Inc.
4.55%, 04/20/2028(c)	496,000	494,474
4.20%, 04/01/2059(c)	350,000	259,313
TreeHouse Foods, Inc., 7.75%, 02/11/2033(c)	7,000	7,068
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(c)	11,000	11,011
		5,443,431
Food, Beverage & Tobacco — 0.2%
Flowers Foods, Inc., 5.75%, 03/15/2035(a)	7,000	6,583
Hormel Foods Corp., 3.05%, 06/03/2051	93,000	57,864
J M Smucker Co.
6.20%, 11/15/2033	355,000	371,739
3.55%, 03/15/2050	40,000	26,123
PepsiCo, Inc.
4.65%, 07/23/2032	275,000	271,737
3.88%, 03/19/2060	130,000	92,952
Philip Morris International, Inc., 5.63%, 09/07/2033	998,000	1,019,338
Post Holdings, Inc., 6.38%, 03/01/2033(c)	12,000	11,769
Turning Point Brands, Inc., 7.63%, 03/15/2032(c)	14,000	14,302
Tyson Foods, Inc., 4.35%, 03/01/2029	349,000	344,335
		2,216,742

The accompanying notes are an integral part of these financial statements.

20

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Forest & Paper Products Manufacturing - 0.1%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030(c)	$200,000	$187,360
5.50%, 11/02/2047	430,000	369,159
Georgia-Pacific LLC, 7.25%, 06/01/2028	13,000	13,521
		570,040
Funds & Trusts — 0.1%
Prologis Targeted US Logistics Fund LP, 4.75%, 01/15/2036(c)	575,000	537,304
Government Development Banks — 0.1%
Oesterreichische Kontrollbank AG, 4.38%, 09/02/2031	695,000	689,404
Hardware — 0.0%(b)
CDW LLC / CDW Finance Corp., 2.67%, 12/01/2026	180,000	178,728
Dell International LLC / EMC Corp., 5.00%, 02/15/2034	20,000	19,336
		198,064
Health Care Equipment & Services — 0.5%
Abbott Laboratories
4.65%, 03/15/2036	360,000	340,251
5.50%, 03/15/2056	175,000	163,663
Boston Scientific Corp., 7.38%, 01/15/2040	350,000	401,790
Centene Corp., 2.50%, 03/01/2031	34,000	29,628
Cigna Group
5.25%, 01/15/2036	405,000	394,881
3.40%, 03/15/2050	123,000	80,946
5.60%, 02/15/2054	420,000	386,066
CVS Health Corp.
5.13%, 02/21/2030	225,000	225,245
5.13%, 07/20/2045	80,000	69,324
5.63%, 02/21/2053	161,000	144,606
Encompass Health Corp., 5.88%, 06/01/2034(c)	3,000	2,980
GE HealthCare Technologies, Inc., 4.80%, 08/14/2029	85,000	84,735
Humana, Inc.
8.15%, 06/15/2038	135,000	154,923
5.50%, 03/15/2053	102,000	88,206
Molina Healthcare, Inc., 6.25%, 01/15/2033(c)	339,000	336,569
Pediatrix Medical Group, Inc., 5.38%, 02/15/2030(c)	9,000	8,909
Stryker Corp., 4.38%, 05/15/2044	354,000	293,117
Teleflex, Inc., 5.88%, 01/15/2032(c)	10,000	9,996

The accompanying notes are an integral part of these financial statements.

21

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Health Care Equipment & Services — continued
Tenet Healthcare Corp.
4.63%, 06/15/2028	$235,000	$233,134
6.88%, 11/15/2031	75,000	79,526
6.00%, 11/15/2033(c)	12,000	12,012
UnitedHealth Group, Inc.
4.60%, 04/15/2027	10,000	9,997
4.25%, 01/15/2029	631,000	624,483
4.75%, 05/15/2052	272,000	222,421
Universal Health Services, Inc., 2.65%, 01/15/2032	36,000	31,110
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/2030	248,000	234,455
		4,662,973
Health Care Facilities & Services — 0.8%
Adventist Health System/West
2.95%, 03/01/2029	6,000	5,691
3.63%, 03/01/2049	33,000	22,275
Allina Health System, 4.81%, 11/15/2045	582,000	498,481
Banner Health, 2.91%, 01/01/2051	1,117,000	671,506
Baptist Health South Florida, Inc., 4.34%, 11/15/2041	370,000	317,237
Bon Secours Mercy Health, Inc., 3.46%, 06/01/2030	580,000	553,489
Charlotte Buyer, Inc., 8.00%, 06/30/2031(c)	7,000	7,132
CommonSpirit Health
6.07%, 11/01/2027	63,000	63,717
5.21%, 12/01/2031	15,000	14,921
4.35%, 11/01/2042	45,000	37,967
6.46%, 11/01/2052	37,000	38,244
5.55%, 12/01/2054	777,000	711,553
Dignity Health, 4.50%, 11/01/2042	414,000	348,874
Global Medical Response, Inc., 7.38%, 10/01/2032(c)	4,000	4,138
Hartford HealthCare Corp., 3.45%, 07/01/2054	525,000	359,459
HCA, Inc.
5.88%, 02/01/2029	215,000	218,525
3.38%, 03/15/2029	410,000	394,527
5.45%, 04/01/2031	180,000	181,403
Integris Baptist Medical Center, Inc., 3.88%, 08/15/2050	100,000	71,324
IQVIA, Inc.
5.70%, 05/15/2028	559,000	565,870
6.25%, 02/01/2029	196,000	200,836
LifePoint Health, Inc., 7.00%, 05/01/2034(c)	24,000	22,525
Methodist Hospital, 2.71%, 12/01/2050	408,000	237,941
Montefiore Obligated Group, 4.29%, 09/01/2050	10,000	6,698
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/2052	768,000	546,506

The accompanying notes are an integral part of these financial statements.

22

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Health Care Facilities & Services — continued
Mount Sinai Hospital, 3.98%, 07/01/2048	$33,000	$24,371
MultiCare Health System, 2.80%, 08/15/2050	82,000	45,653
Novant Health, Inc., 3.17%, 11/01/2051	52,000	32,867
NYU Langone Hospitals, 4.37%, 07/01/2047	17,000	13,899
Piedmont Healthcare, Inc., 2.04%, 01/01/2032	7,000	5,965
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(c)	12,000	12,421
SSM Health Care Corp., 4.89%, 06/01/2028	365,000	364,337
Sutter Health
2.29%, 08/15/2030	28,000	25,282
5.16%, 08/15/2033	49,000	48,594
4.09%, 08/15/2048	182,000	141,129
5.55%, 08/15/2053	67,000	63,109
Toledo Hospital
5.75%, 11/15/2038(a)	135,000	134,187
4.98%, 11/15/2045	155,000	124,147
Trinity Health Corp., 2.63%, 12/01/2040	658,000	464,309
US Acute Care Solutions LLC, 9.75%, 05/15/2029(c)	11,000	10,769
Willis-Knighton Medical Center, 4.81%, 09/01/2048	21,000	17,669
		7,629,547
Homebuilders — 0.0%(b)
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.88%, 08/01/2033(c)	9,000	9,018
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(c)	9,000	9,197
Sekisui House US, Inc., 3.97%, 08/06/2061	211,000	133,085
Weekley Homes LLC / Weekley Finance Corp., 6.75%, 01/15/2034(c)	11,000	11,129
		162,429
Household & Personal Products — 0.1%
BellRing Brands, Inc., 7.00%, 03/15/2030(c)	15,000	14,819
Clorox Co., 4.60%, 05/01/2032	314,000	303,068
Edgewell Personal Care Co., 4.13%, 04/01/2029(c)	20,000	19,340
Estee Lauder Cos., Inc., 6.00%, 05/15/2037	136,000	141,531
Kenvue, Inc.
5.05%, 03/22/2053	462,000	400,977
5.20%, 03/22/2063	331,000	286,537
Procter & Gamble Co., 3.55%, 03/25/2040	348,000	288,828
		1,455,100
Industrial Other — 0.1%
APi Group DE, Inc., 5.75%, 06/01/2034(c)	10,000	9,809
Ashtead Capital, Inc.
5.55%, 05/30/2033(c)	232,000	230,723
5.95%, 10/15/2033(c)	349,000	354,276
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(c)	11,000	11,279

The accompanying notes are an integral part of these financial statements.

23

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Industrial Other — continued
Core & Main LP, 6.00%, 07/01/2034(c)	$3,000	$2,986
Resideo Funding II LLC, 4.00%, 09/01/2029(c)	105,000	100,062
Synergy Infrastructure Holdings LLC
7.88%, 12/01/2030(c)	6,000	6,302
7.00%, 07/15/2034(c)	5,000	5,077
United Rentals North America, Inc., 5.38%, 11/15/2033(c)	9,000	8,751
		729,265
Insurance — 0.4%
Allianz SE, 5.60% to 09/03/2034 then 5 yr. CMT Rate + 2.77%, 09/03/2054(c)	140,000	137,080
Arthur J Gallagher & Co.
5.75%, 03/02/2053	4,000	3,702
6.75%, 02/15/2054	84,000	88,334
CNO Financial Group, Inc., 6.45%, 06/15/2034	259,000	264,354
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	500,000	506,208
First American Financial Corp., 4.00%, 05/15/2030	720,000	687,335
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	47,000	42,651
MetLife, Inc.
10.75%, 08/01/2039	103,000	131,713
6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	469,000	476,281
Primerica, Inc., 2.80%, 11/19/2031	573,000	509,603
Principal Financial Group, Inc., 5.50%, 03/15/2053	77,000	70,504
Prudential Financial, Inc.
3.00%, 03/10/2040	452,000	337,631
5.70% to 09/15/2028 then 3 mo. LIBOR USD + 2.67%, 09/15/2048(f)	398,000	397,932
W R Berkley Corp., 4.75%, 08/01/2044	177,000	152,379
		3,805,707
Integrated Oils — 0.2%
BP Capital Markets America, Inc.
1.75%, 08/10/2030	484,000	429,630
4.99%, 04/10/2034	525,000	515,978
Pertamina Persero PT, 6.45%, 05/30/2044(c)	200,000	197,315
Shell Finance US, Inc.
3.88%, 11/13/2028	300,000	294,881
6.38%, 12/15/2038	553,000	592,114
		2,029,918
Internet Media — 0.1%
Beignet Investor LLC, 6.58%, 05/30/2049(c)	900,000	862,719
Match Group Holdings II LLC, 4.13%, 08/01/2030(c)	12,000	11,276
		873,995
Leisure Products Manufacturing — 0.0%(b)
Acushnet Co., 5.63%, 12/01/2033(c)	6,000	5,891

The accompanying notes are an integral part of these financial statements.

24

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Life Insurance — 0.1%
Athene Holding Ltd., 6.88% (5 yr. CMT Rate + 2.58%), 06/28/2055	$80,000	$74,758
Corebridge Global Funding, 5.20%, 01/12/2029(c)	147,000	147,208
Global Atlantic Fin Co., 6.75%, 03/15/2054(c)	141,000	130,650
Guardian Life Global Funding, 3.25%, 03/29/2027(c)	66,000	65,491
Massachusetts Mutual Life Insurance Co., 3.38%, 04/15/2050(c)	85,000	54,800
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(c)	233,000	230,738
Mutual of Omaha Insurance Co., 6.14% to 01/16/2054 then 10 yr. CMT Rate + 2.95%, 01/16/2064(c)	400,000	399,355
RGA Global Funding, 5.45%, 05/24/2029(c)	8,000	8,090
Teachers Insurance & Annuity Association of America, 6.05%, 06/15/2056(c)	20,000	19,236
Western And Southern Life Insurance Co., 3.75%, 04/28/2061(c)	244,000	157,819
		1,288,145
Machinery Manufacturing — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/2033(c)	310,000	313,872
CNH Industrial Capital LLC
4.55%, 04/10/2028	192,000	190,702
4.38%, 03/07/2031	500,000	483,244
Eaton Corp.
4.80%, 03/06/2036	210,000	200,353
5.45%, 03/06/2056	205,000	191,389
		1,379,560
Managed Care — 0.0%(b)
Health Care Service Corp. A Mutual Legal Reserve Co.
5.20%, 06/15/2029(c)	11,000	11,028
5.88%, 06/15/2054(c)	334,000	306,017
		317,045
Mass Merchants — 0.0%(b)
Family Dollar Stores LLC, 10.00%, 07/31/2031(c)	10,000	10,011
Materials — 0.4%
Capstone Copper Corp., 6.75%, 03/31/2033(c)	12,000	12,162
Chemours Co.
8.00%, 01/15/2033(c)	6,000	5,912
7.88%, 03/15/2034(c)	5,000	4,883
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034(a)(c)	310,000	315,704
Coeur Mining, Inc., 6.88%, 04/01/2032(c)	9,000	9,192
Eastman Chemical Co., 4.65%, 10/15/2044	348,000	287,779
Ecolab, Inc., 4.80%, 06/15/2031	20,000	19,800
Eldorado Gold Corp., 6.25%, 09/01/2029(c)	8,000	7,992
ERO Copper Corp., 6.50%, 02/15/2030(c)	6,000	5,981

The accompanying notes are an integral part of these financial statements.

25

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Materials — continued
FMC Corp.
8.00%, 06/01/2031(c)	$5,000	$5,176
6.38%, 05/18/2053(a)	147,000	116,138
International Paper Co., 6.00%, 11/15/2041	177,000	175,501
Magnera Corp., 7.25%, 11/15/2031(c)	16,000	15,703
Martin Marietta Materials, Inc., 5.20%, 01/30/2032	300,000	299,387
Mineral Resources Ltd., 7.00%, 04/01/2031(c)	5,000	5,145
Mosaic Co.
4.60%, 11/15/2030	285,000	277,147
5.45%, 11/15/2033(a)	508,000	502,876
Northern Star Resources Ltd., 6.13%, 04/11/2033(c)	161,000	163,765
Nucor Corp., 3.13%, 04/01/2032	570,000	518,387
Olin Corp., 6.63%, 04/01/2033(c)	13,000	12,740
Orbia Advance Corp. SAB de CV, 5.50%, 01/15/2048(c)	275,000	204,383
Packaging Corp. of America, 4.05%, 12/15/2049	92,000	68,998
PLS Group Ltd., 6.88%, 05/01/2031(c)	10,000	10,192
Sherwin-Williams Co., 4.55%, 08/01/2045	6,000	4,948
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(c)	9,000	8,819
Southern Copper Corp., 5.25%, 11/08/2042	245,000	225,474
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	8,000	7,718
Vale SA, 5.63%, 09/11/2042	157,000	150,596
Westlake Corp.
5.55%, 11/15/2035	165,000	160,423
6.38%, 11/15/2055	365,000	351,848
		3,954,769
Media & Entertainment — 0.6%
Alphabet, Inc.
4.88%, 08/15/2031	465,000	460,962
5.45%, 08/15/2036	390,000	386,106
6.25%, 08/15/2046	300,000	300,902
5.45%, 11/15/2055	375,000	331,672
6.38%, 08/15/2056	275,000	276,202
2.25%, 08/15/2060	60,000	27,643
5.30%, 05/15/2065	135,000	113,563
5.70%, 11/15/2075	355,000	310,793
AMC Global Media, Inc., 10.50%, 07/15/2032(c)	10,000	10,552
Meta Platforms, Inc.
4.60%, 11/15/2032	305,000	292,238
5.25%, 05/15/2036(a)	205,000	196,914
5.50%, 11/15/2045	675,000	586,093
5.63%, 11/15/2055	610,000	508,805

The accompanying notes are an integral part of these financial statements.

26

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Media & Entertainment — continued
6.30%, 05/15/2056	$472,000	$433,750
5.75%, 11/15/2065	375,000	307,350
Playtika Holding Corp., 4.25%, 03/15/2029(c)	8,000	7,224
Snap, Inc., 6.88%, 03/15/2034(c)	10,000	9,708
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	214,000	214,081
Tencent Holdings Ltd., 2.39%, 06/03/2030(c)	580,000	534,611
Walt Disney Co., 3.80%, 05/13/2060	337,000	233,306
		5,542,475
Medical Equipment & Devices Manufacturing — 0.0%(b)
Medline Borrower LP, 5.25%, 10/01/2029(c)	12,000	11,908
VSP Optical Group, Inc., 5.40%, 06/01/2033(c)	200,000	197,511
		209,419
Metals & Mining — 0.3%
Glencore Funding LLC
2.50%, 09/01/2030(c)	105,000	94,747
6.38%, 10/06/2030(c)	1,032,000	1,076,910
4.90%, 07/01/2031(c)	335,000	329,668
2.63%, 09/23/2031(c)	340,000	299,617
Newmont Corp. / Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	133,000	133,657
Novelis Corp., 6.88%, 01/30/2030(c)	275,000	281,988
WS Escrow LLC, 7.75%, 06/01/2033(c)	3,000	3,118
Yamana Gold, Inc., 2.63%, 08/15/2031	464,000	405,459
		2,625,164
Oil & Gas Services & Equipment — 0.3%
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032(c)	11,000	11,179
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034(c)	6,000	5,902
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
5.00%, 06/15/2036	306,000	293,283
5.85%, 06/15/2056	310,000	295,630
Beusa Investments LLC, 7.00%, 08/01/2031(c)	12,000	11,991
Enerflex, Inc., 6.88%, 01/15/2031(c)	5,000	5,088
Guara Norte Sarl, 5.20%, 06/15/2034(c)	169,683	163,429
Kodiak Gas Services LLC, 6.75%, 10/01/2035(c)	5,000	5,087
Schlumberger Holdings Corp., 2.65%, 06/26/2030(c)	1,960,000	1,805,857
USA Compression Partners LP / USA Compression Finance Corp.
7.13%, 03/15/2029(c)	18,000	18,403
6.25%, 10/01/2033(c)	5,000	4,947
		2,620,796

The accompanying notes are an integral part of these financial statements.

27

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Pharmaceuticals — 0.0%(b)
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(c)	$7,000	$7,251
Bayer US Finance II LLC
4.20%, 07/15/2034(c)	113,000	102,372
5.50%, 07/30/2035(c)	30,000	29,133
4.40%, 07/15/2044(c)	100,000	77,837
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	11,000	10,958
		227,551
Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	1,370,000	1,366,524
5.30%, 09/15/2036	185,000	182,582
5.55%, 03/15/2056	305,000	284,651
6.00%, 09/15/2056	130,000	128,951
Amgen, Inc.
2.80%, 08/15/2041	348,000	243,122
5.15%, 11/15/2041	30,000	27,647
5.60%, 03/02/2043	60,000	57,636
5.65%, 03/02/2053	22,000	20,466
5.75%, 03/02/2063	376,000	346,591
Eli Lilly & Co., 4.95%, 02/27/2063	147,000	124,133
Harrow, Inc., 8.63%, 09/15/2030(c)	8,000	8,170
Johnson & Johnson, 3.40%, 01/15/2038	1,256,000	1,064,055
Merck & Co., Inc.
4.45%, 12/04/2032	290,000	280,441
5.50%, 03/15/2046	225,000	213,385
Pfizer, Inc., 4.30%, 06/15/2043	226,000	187,783
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	76,000	44,154
Viatris, Inc., 2.70%, 06/22/2030	631,000	574,149
		5,154,440
Pipeline — 0.6%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.00%, 07/15/2029(c)	5,000	5,136
Cameron LNG LLC
3.30%, 01/15/2035(c)	298,000	254,959
3.40%, 01/15/2038(c)	688,000	591,391
CNX Midstream Partners LP, 4.75%, 04/15/2030(c)	8,000	7,711
DCP Midstream Operating LP
6.45%, 11/03/2036(c)	838,000	892,411
6.75%, 09/15/2037(c)	453,000	489,663
Eastern Energy Gas Holdings LLC, 6.20%, 01/15/2055	40,000	39,308
El Paso Natural Gas Co. LLC, 3.50%, 02/15/2032(c)	174,000	159,038

The accompanying notes are an integral part of these financial statements.

28

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Pipeline — continued
Enterprise Products Operating LLC
4.95%, 02/15/2035	$280,000	$272,831
4.90%, 05/15/2046	346,000	301,436
3.70%, 01/31/2051	69,000	48,567
Florida Gas Transmission Co. LLC, 2.55%, 07/01/2030(c)	347,000	315,405
Genesis Energy LP / Genesis Energy Finance Corp., 7.88%, 05/15/2032	370,000	383,271
Harvest Midstream I LP, 7.50%, 05/15/2032(c)	7,000	7,249
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034(c)	5,000	5,033
Kinetik Holdings LP, 5.88%, 06/15/2030(c)	14,000	14,040
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029(c)	210,000	216,160
Northern Natural Gas Co., 3.40%, 10/16/2051(c)	88,000	56,965
Rio Grande LNG LLC, 5.50%, 01/30/2034(c)	210,000	205,604
Rockies Express Pipeline LLC, 6.88%, 04/15/2040(c)	210,000	209,433
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054(c)	266,000	246,349
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(c)	325,000	325,167
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.88%, 02/01/2031	243,000	239,261
Texas Eastern Transmission LP, 3.50%, 01/15/2028(c)	297,000	290,826
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	80,000	82,470
6.10%, 06/01/2040	33,000	33,326
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(c)	12,000	12,229
Venture Global LNG, Inc.
7.00%, 01/15/2030(c)	115,000	118,102
8.38%, 06/01/2031(c)	260,000	269,786
9.88%, 02/01/2032(c)	40,000	42,551
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030(c)	10,000	10,188
6.50%, 06/15/2034(c)	17,000	17,543
Western Midstream Operating LP, 4.80%, 03/01/2031	175,000	171,393
		6,334,802
Power Generation — 0.1%
Alpha Generation LLC, 6.75%, 10/15/2032(c)	230,000	231,341
Clearway Energy Operating LLC, 3.75%, 01/15/2032(c)	16,000	14,430
Constellation Energy Generation LLC, 6.25%, 10/01/2039	178,000	181,355
Electricite de France SA, 5.25%, 10/13/2055(c)	209,000	176,475
Long Ridge Energy LLC, 8.75%, 02/15/2032(c)	11,000	11,339
Minejesa Capital BV, 5.63%, 08/10/2037(c)	360,000	338,411
TerraForm Power Operating LLC, 4.75%, 01/15/2030(c)	12,000	11,514

The accompanying notes are an integral part of these financial statements.

29

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Power Generation — continued
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	$173,000	$171,939
6.95%, 10/15/2033(c)	115,000	122,068
VoltaGrid LLC, 7.38%, 11/01/2030(c)	6,000	6,025
		1,264,897
Property & Casualty Insurance — 0.2%
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	244,000	242,989
Aon North America, Inc., 5.30%, 03/01/2031	495,000	496,303
Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034(c)	24,000	21,623
Berkshire Hathaway Finance Corp., 3.85%, 03/15/2052	348,000	249,796
CRC Insurance Group LLC, 7.13%, 06/01/2031(c)	30,000	29,952
Farmers Insurance Exchange, 4.75% to 11/01/2037 then 3 mo. LIBOR USD + 3.23%, 11/01/2057(c)(f)	197,000	169,044
HUB International Ltd., 7.25%, 06/15/2030(c)	380,000	390,417
Willis North America, Inc., 4.55%, 03/15/2031	525,000	509,720
		2,109,844
Publishing & Broadcasting — 0.0%(b)
Nexstar Media, Inc.
4.75%, 11/01/2028(c)	6,000	5,901
6.50%, 09/15/2033(c)	12,000	12,030
7.25%, 04/15/2034(c)	9,000	9,100
		27,031
Railroad — 0.0%(b)
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	109,000	93,443
4.55%, 09/01/2044	219,000	186,126
		279,569
Real Estate — 0.6%
Brixmor Operating Partnership LP, 5.50%, 02/15/2034	2,000	1,996
CBRE Services, Inc., 4.90%, 01/15/2033	220,000	213,083
COPT Defense Properties LP
4.50%, 10/15/2030	515,000	502,186
2.75%, 04/15/2031	546,000	489,996
Digital Realty Trust LP, 5.55%, 01/15/2028	685,000	691,493
ERP Operating LP
4.95%, 10/01/2031	120,000	118,911
5.45%, 10/01/2036	80,000	79,280
Essential Properties LP, 5.38%, 07/15/2036	305,000	292,944
GLP Capital LP / GLP Financing II, Inc., 5.25%, 02/15/2033	344,000	330,644
Kennedy-Wilson, Inc., 7.25%, 06/01/2033(c)	10,000	10,166

The accompanying notes are an integral part of these financial statements.

30

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Real Estate — continued
Kilroy Realty LP, 2.50%, 11/15/2032	$261,000	$214,166
Kite Realty Group LP, 5.20%, 08/15/2032	420,000	415,546
MPT Operating Partnership LP / MPT Finance Corp., 8.50%, 02/15/2032(c)	10,000	10,121
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028(c)	270,000	269,710
7.00%, 02/01/2030(c)	5,000	5,109
Pebblebrook Hotel LP / PEB Finance Corp., 6.38%, 10/15/2029(c)	6,000	6,103
Phillips Edison Grocery Center Operating Partnership I LP, 5.25%, 08/15/2032	215,000	213,326
Prologis LP
1.63%, 03/15/2031	28,000	24,122
4.75%, 06/15/2033	583,000	568,100
Regency Centers LP, 4.65%, 03/15/2049	219,000	182,657
RHP Hotel Properties LP / RHP Finance Corp.
6.50%, 04/01/2032(c)	290,000	294,701
5.75%, 03/15/2034(c)	10,000	9,836
RLJ Lodging Trust LP, 4.00%, 09/15/2029(c)	8,000	7,646
Simon Property Group LP
6.75%, 02/01/2040	227,000	246,685
5.85%, 03/08/2053	84,000	81,706
Tanger Properties LP, 2.75%, 09/01/2031	640,000	569,200
Ventas Realty LP, 3.00%, 01/15/2030	195,000	182,303
VICI Properties LP / VICI Note Co., Inc., 5.75%, 02/01/2027(c)	183,000	182,876
WEA Finance LLC / Westfield UK & Europe Finance PLC, 4.75%, 09/17/2044(c)	200,000	166,130
XHR LP, 4.88%, 06/01/2029(c)	6,000	5,886
		6,386,628
Refining & Marketing — 0.0%(b)
Motiva Enterprises LLC, 6.85%, 01/15/2040(c)	36,000	38,004
Retail - Consumer Discretionary — 0.1%
Academy Ltd., 5.88%, 05/15/2031(c)	10,000	9,935
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(c)	270,000	282,332
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(c)	250,000	259,193
Men’s Wearhouse LLC, 9.00%, 02/01/2031(c)	5,000	5,374
QXO Building Products, Inc.
6.75%, 04/30/2032(c)	18,000	18,379
6.88%, 07/15/2034(c)	5,000	5,049
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029(a)(c)	12,000	12,278
Wand NewCo 3, Inc., 7.63%, 01/30/2032(c)	285,000	289,522

The accompanying notes are an integral part of these financial statements.

31

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Retail - Consumer Discretionary — continued
Wayfair LLC
7.75%, 09/15/2030(c)	$5,000	$5,256
7.13%, 05/31/2034(c)	3,000	3,106
		890,424
Retail - Consumer Staples — 0.0%(b)
Performance Food Group, Inc.
4.25%, 08/01/2029(c)	10,000	9,708
6.13%, 09/15/2032(c)	255,000	255,208
		264,916
Semiconductors — 0.2%
Foundry JV Holdco LLC
5.50%, 01/25/2031(c)	485,000	488,139
6.25%, 01/25/2035(c)	220,000	226,264
6.10%, 01/25/2036(c)	670,000	683,772
6.20%, 01/25/2037(c)	345,000	352,976
		1,751,151
Semiconductors & Semiconductor Equipment — 0.4%
Intel Corp.
4.00%, 08/05/2029	395,000	384,593
4.65%, 06/01/2031	165,000	160,606
5.30%, 05/15/2036	120,000	115,448
4.80%, 10/01/2041	430,000	367,444
3.73%, 12/08/2047	165,000	112,935
3.25%, 11/15/2049	245,000	150,699
4.75%, 03/25/2050	175,000	137,433
4.90%, 08/05/2052	90,000	71,422
5.70%, 02/10/2053	444,000	395,714
5.60%, 02/21/2054	760,000	666,529
6.13%, 05/15/2056	180,000	169,460
Marvell Technology, Inc., 5.30%, 04/15/2036	233,000	224,176
Micron Technology, Inc., 5.88%, 09/15/2033	38,000	38,794
NVIDIA Corp.
4.50%, 06/15/2031	460,000	448,400
4.75%, 06/15/2033	230,000	222,245
4.95%, 06/15/2036	205,000	194,468
5.55%, 06/15/2046	470,000	431,206
5.63%, 06/15/2056	193,000	172,970
		4,464,542
Software & Services — 0.7%
Cloud Software Group LLC, 8.25%, 06/30/2032(c)	180,000	175,967
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031(c)	265,000	270,535

The accompanying notes are an integral part of these financial statements.

32

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Software & Services — continued
Gartner, Inc., 4.95%, 03/20/2031	$586,000	$565,468
International Business Machines Corp.
5.88%, 11/29/2032	300,000	310,200
5.60%, 11/30/2039	588,000	574,007
2.85%, 05/15/2040	365,000	254,694
4.90%, 07/27/2052	808,000	646,839
Intuit, Inc., 5.50%, 06/15/2036	20,000	19,429
Kyndryl Holdings, Inc., 3.15%, 10/15/2031	292,000	243,139
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033(c)	10,000	10,381
8.75%, 07/01/2034(c)	3,000	3,178
Oracle Corp.
4.55%, 02/04/2029	335,000	326,664
4.80%, 09/26/2032	460,000	424,420
4.90%, 02/06/2033	21,000	19,301
5.35%, 05/04/2033	50,000	47,021
5.20%, 09/26/2035	290,000	259,634
3.60%, 04/01/2050	210,000	121,689
5.38%, 09/27/2054	315,000	230,085
5.95%, 09/26/2055	1,530,000	1,216,269
6.70%, 02/04/2056(a)	1,147,000	1,010,947
6.85%, 02/04/2066	120,000	105,170
UKG, Inc., 6.88%, 02/01/2031(c)	300,000	295,349
		7,130,386
Supermarkets & Pharmacies — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/31/2034(c)	40,000	37,560
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(c)	920,000	1,038,252
		1,075,812
Supranationals — 0.2%
Corp. Andina de Fomento, 4.63%, 01/15/2036	300,000	289,017
European Investment Bank, 4.38%, 11/25/2031	840,000	834,348
Inter-American Development Bank, 4.25%, 08/11/2031	170,000	167,625
International Bank for Reconstruction & Development, 4.50%, 08/25/2033	635,000	629,758
		1,920,748
Technology Hardware & Equipment — 0.1%
Amphenol Corp.
4.40%, 02/15/2033	535,000	511,888
5.30%, 11/15/2055	220,000	198,904

The accompanying notes are an integral part of these financial statements.

33

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Technology Hardware & Equipment — continued
Avnet, Inc., 6.25%, 03/15/2028	$305,000	$309,611
Jabil, Inc., 5.45%, 02/01/2029	107,000	107,481
Vontier Corp., 2.40%, 04/01/2028	374,000	358,619
		1,486,503
Telecommunication Services — 0.5%
America Movil SAB de CV, 4.70%, 07/21/2032	277,000	268,756
AT&T, Inc.
1.65%, 02/01/2028	349,000	333,991
5.25%, 10/30/2036	605,000	578,562
6.38%, 03/01/2041	367,000	378,236
5.15%, 03/15/2042	244,000	215,244
3.65%, 06/01/2051	280,000	179,353
3.55%, 09/15/2055	702,000	426,009
6.20%, 10/30/2056	140,000	131,199
6.30%, 10/30/2066	185,000	172,266
Comcast Corp.
3.30%, 02/01/2027	100,000	99,324
2.94%, 11/01/2056	280,000	142,892
Space Exploration Technologies Corp.
5.35%, 07/15/2031(c)	200,000	195,075
5.65%, 07/15/2033(c)	730,000	704,641
5.88%, 07/15/2036(c)	40,000	37,622
Verizon Communications, Inc.
4.33%, 09/21/2028	192,000	191,394
4.75%, 01/15/2033	460,000	444,221
4.67%, 03/15/2055	44,000	33,995
		4,532,780
Tobacco — 0.1%
BAT Capital Corp., 7.08%, 08/02/2053	318,000	343,822
Imperial Brands Finance PLC, 5.50%, 02/01/2030(c)	370,000	373,336
		717,158
Transportation — 0.1%
Allegiant Travel Co., 7.13%, 07/01/2031(c)	5,000	5,039
CSX Corp., 6.22%, 04/30/2040	121,000	127,224
FedEx Corp., 4.05%, 02/15/2048	147,000	108,269
Latam Airlines Group SA, 7.63%, 01/07/2031(c)	12,000	12,290
Southwest Airlines Co., 4.38%, 11/15/2028	440,000	433,755
Union Pacific Corp.
4.95%, 09/09/2052	327,000	283,515
5.15%, 01/20/2063	40,000	34,781

The accompanying notes are an integral part of these financial statements.

34

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Transportation — continued
United Airlines Holdings, Inc., 5.38%, 03/01/2031	$12,000	$11,870
United Parcel Service, Inc., 3.40%, 11/15/2046	105,000	73,760
XPO, Inc., 7.13%, 02/01/2032(c)	305,000	314,540
		1,405,043
Transportation & Logistics — 0.2%
Daimler Truck Finance North America LLC
2.38%, 12/14/2028(c)	458,000	433,025
5.50%, 09/20/2033(c)	469,000	470,122
5.38%, 01/18/2034(c)	342,000	338,503
DP World Ltd./United Arab Emirates, 6.85%, 07/02/2037(c)	119,000	125,297
JB Poindexter & Co., Inc., 8.75%, 12/15/2031(c)	8,000	8,247
PODS LLC, 8.75%, 05/15/2031(c)	10,000	9,404
Rand Parent LLC, 8.50%, 02/15/2030(c)	12,000	12,356
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032(c)	6,000	6,161
TTX Co., 4.60%, 02/01/2049(c)	358,000	299,025
		1,702,140
Travel & Lodging — 0.0%(b)
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/2032(c)	10,000	10,065
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(c)	7,000	6,950
NCL Corp. Ltd., 6.75%, 02/01/2032(a)(c)	23,000	22,335
Viking Cruises Ltd., 7.00%, 02/15/2029(c)	125,000	125,288
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(c)	115,000	114,992
		279,630
Utilities — 2.1%
AES Corp., 5.80%, 03/15/2032	275,000	275,225
American Electric Power Co., Inc., 5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	350,000	343,932
American Transmission Systems, Inc., 5.00%, 09/01/2044(c)	108,000	94,950
Appalachian Power Co., 5.65%, 04/01/2034	113,000	113,847
Arizona Public Service Co., 2.95%, 09/15/2027	92,000	90,426
Boston Gas Co., 6.12%, 07/20/2053(c)	19,000	18,219
Brooklyn Union Gas Co., 6.39%, 09/15/2033(c)	548,000	572,669
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/2033	349,000	341,585
5.30%, 04/01/2053	122,000	111,054
CenterPoint Energy Resources Corp., 4.10%, 09/01/2047	76,000	56,969
Consolidated Edison Co. of New York, Inc.
3.85%, 06/15/2046	208,000	154,279
3.20%, 12/01/2051	635,000	400,965
5.88%, 06/15/2056	425,000	404,468

The accompanying notes are an integral part of these financial statements.

35

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Utilities — continued
Dominion Energy, Inc.
5.00%, 06/15/2030	$245,000	$244,104
5.45%, 03/15/2035	280,000	275,932
6.15% to 12/15/2031 then 5 yr. CMT Rate + 1.87%, 12/15/2056	315,000	310,357
DTE Electric Co.
3.70%, 06/01/2046	400,000	293,395
3.65%, 03/01/2052	19,000	13,184
DTE Energy Co., 5.20%, 04/01/2030	205,000	205,540
Duke Energy Carolinas LLC, 5.75%, 06/15/2056	275,000	260,934
Duke Energy Corp.
3.40%, 06/15/2029	670,000	644,800
4.20%, 06/15/2049	211,000	157,463
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054	780,000	798,260
5.70%, 09/15/2055	490,000	448,473
Duke Energy Indiana LLC
4.95%, 03/15/2036	40,000	38,307
5.40%, 04/01/2053	113,000	101,585
ENEL Finance International NV, 6.80%, 09/15/2037(c)	100,000	106,591
Engie SA, 5.25%, 04/10/2029(c)	311,000	312,876
Entergy Corp., 2.40%, 06/15/2031	305,000	269,071
Entergy Mississippi LLC, 5.05%, 04/15/2036	65,000	62,152
Essential Utilities, Inc., 5.13%, 03/15/2036	160,000	154,110
Evergy Kansas Central, Inc., 5.70%, 03/15/2053	62,000	59,162
Evergy Metro, Inc., 4.95%, 04/15/2033	60,000	58,677
Exelon Corp.
4.05%, 04/15/2030	150,000	144,937
5.60%, 03/15/2053	139,000	126,117
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(c)	349,000	350,544
Florida Power & Light Co.
5.96%, 04/01/2039	244,000	249,467
4.13%, 06/01/2048	226,000	172,808
Indiana Michigan Power Co.
3.75%, 07/01/2047	361,000	262,353
4.25%, 08/15/2048	348,000	269,600
Interstate Power and Light Co., 5.70%, 10/15/2033	300,000	304,672
IPALCO Enterprises, Inc., 5.75%, 04/01/2034	165,000	160,890
ITC Holdings Corp.
4.88%, 04/15/2031(c)	195,000	191,939
5.50%, 04/15/2036(c)	160,000	157,247
Jersey Central Power & Light Co., 5.10%, 01/15/2035	130,000	126,883
Massachusetts Electric Co., 6.24%, 07/20/2056(c)	195,000	190,988

The accompanying notes are an integral part of these financial statements.

36

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Utilities — continued
MidAmerican Energy Co., 5.75%, 11/01/2035	$474,000	$487,326
Narragansett Electric Co., 5.35%, 05/01/2034(c)	132,000	130,450
New England Power Co., 2.81%, 10/06/2050(c)	70,000	40,601
New York State Electric & Gas Corp., 5.85%, 08/15/2033(c)	20,000	20,410
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	290,000	290,387
2.25%, 06/01/2030	875,000	793,534
5.11%, 09/29/2057(c)	446,000	371,240
NiSource, Inc., 5.75% to 07/15/2031 then 5 yr. CMT Rate + 2.04%, 07/15/2056	200,000	196,591
Northern States Power Co./MN
2.90%, 03/01/2050	156,000	97,584
5.10%, 05/15/2053	110,000	95,466
NRG Energy, Inc.
4.73%, 10/15/2030(c)	165,000	160,659
3.63%, 02/15/2031(c)	6,000	5,519
6.00%, 02/01/2033(c)	350,000	347,689
5.75%, 01/15/2034(c)	15,000	14,573
5.41%, 10/15/2035(c)	115,000	109,626
6.13%, 05/15/2036(c)	10,000	9,777
Oglethorpe Power Corp.
5.38%, 11/01/2040	34,000	32,423
4.50%, 04/01/2047	9,000	7,191
Ohio Power Co., 2.90%, 10/01/2051	186,000	108,393
Pacific Gas and Electric Co.
4.95%, 07/01/2050	265,714	211,676
6.10%, 10/15/2055	230,000	211,040
PECO Energy Co., 4.60%, 05/15/2052	73,000	58,589
PG&E Recovery Funding LLC, 5.23%, 06/01/2042	955,000	932,951
PG&E Wildfire Recovery Funding LLC, 4.72%, 06/01/2037	501,000	484,767
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/2046	64,000	45,324
Pinnacle West Capital Corp.
4.90%, 05/15/2028	306,000	306,053
5.15%, 05/15/2030	180,000	180,434
Public Service Co. of Colorado
3.20%, 03/01/2050	105,000	67,344
5.25%, 04/01/2053	104,000	91,425
Public Service Electric and Gas Co., 5.13%, 03/15/2053	117,000	102,960
Public Service Enterprise Group, Inc., 4.90%, 03/15/2030	145,000	144,387
Puget Sound Energy, Inc., 4.43%, 11/15/2041	70,000	59,056
Rochester Gas and Electric Corp., 3.10%, 06/01/2027(c)	698,000	690,758

The accompanying notes are an integral part of these financial statements.

37

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Utilities — continued
San Diego Gas & Electric Co.
3.75%, 06/01/2047	$210,000	$153,400
5.35%, 04/01/2053	140,000	123,316
Sempra
5.50%, 08/01/2033	265,000	266,009
5.25%, 03/15/2036	440,000	422,559
Southern California Edison Co.
2.50%, 06/01/2031	120,000	105,867
2.75%, 02/01/2032	129,000	113,033
3.65%, 06/01/2051	140,000	91,756
Southern Co., 5.70%, 03/15/2034	250,000	252,976
Southern Co. Gas Capital Corp., 1.75%, 01/15/2031	345,000	300,380
Southern Power Co., 4.25%, 10/01/2030	235,000	227,995
SP PowerAssets Ltd., 3.00%, 09/26/2027(c)	605,000	596,048
Spire, Inc., 4.70%, 08/15/2044	187,000	155,598
Talen Energy Supply LLC
6.13%, 05/01/2031(c)	4,000	3,982
6.25%, 02/01/2034(c)	24,000	23,519
TransAlta Corp., 5.88%, 02/01/2034	22,000	21,435
Union Electric Co.
2.15%, 03/15/2032	241,000	207,983
5.20%, 04/01/2034	131,000	129,911
5.45%, 03/15/2053	60,000	55,130
Virginia Electric and Power Co.
6.00%, 01/15/2036	95,000	97,954
5.45%, 04/01/2053	164,000	147,506
		20,904,566
Wireless Telecommunications Services — 0.1%
T-Mobile USA, Inc.
3.75%, 04/15/2027	428,000	425,278
3.38%, 04/15/2029	347,000	333,832
2.55%, 02/15/2031	410,000	367,107
2.88%, 02/15/2031	413,000	374,812
		1,501,029
Wireline Telecommunications Services — 0.2%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(c)	12,000	11,508
APLD ComputeCo LLC, 9.25%, 12/15/2030(c)	8,000	8,422
Black Pearl Compute LLC, 6.13%, 02/15/2031(c)	340,000	339,791
British Telecommunications Ltd., 4.25%, 11/08/2049(c)	204,000	154,636
Core Scientific Finance I LLC, 7.75%, 05/15/2031(c)	14,000	13,559
Edged Compute LLC, 7.50%, 04/30/2031(c)	7,000	6,630

The accompanying notes are an integral part of these financial statements.

38

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Corporate Bonds — continued
Wireline Telecommunications Services — continued
Flash Compute LLC, 7.25%, 12/31/2030(c)	$6,000	$6,023
Frontier Florida LLC, 6.86%, 02/01/2028	40,000	40,407
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031(c)	15,000	14,830
Level 3 Financing, Inc., 7.00%, 03/31/2034(c)	330,000	336,933
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(c)	31,000	29,418
NTT Finance Corp., 2.07%, 04/03/2031(c)	209,000	181,854
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(c)	20,000	18,505
QTS Central Issuer LLC/ QTS TRS Central Issuer LLC, 6.63%, 09/01/2031(c)	13,000	12,786
SE Cosmos LLC, 8.88%, 05/01/2031(c)	6,000	5,895
Sopaipilla Investor LLC, 7.53%, 11/30/2048(c)	238,000	243,308
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031(c)	20,000	18,326
Uniti Services LLC, 7.50%, 10/15/2033(c)	380,000	391,593
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031(c)	9,000	9,383
Zenith Arc LLC, 8.88%, 08/31/2031(c)	12,000	11,560
		1,855,367
Total Corporate Bonds (Cost $235,405,182)		230,480,613
Agency Commercial Mortgage Backed Securities — 7.9%
Federal Home Loan Mortgage Corp.
Pool QF7085, 5.50%, 02/01/2053	51,618	51,360
Pool RA3661, 2.50%, 10/01/2050	93,282	77,098
Pool RA5794, 4.00%, 09/01/2051	29,602	27,007
Pool RA6614, 2.50%, 01/01/2052	262,149	215,723
Pool RA6815, 2.50%, 02/01/2052	204,069	168,815
Pool RA9475, 5.00%, 07/01/2053	163,405	158,128
Pool RJ1854, 5.00%, 06/01/2054	128,390	124,164
Pool RJ5275, 6.00%, 11/01/2055	106,995	108,000
Pool RQ0048, 5.00%, 09/01/2055	79,824	76,896
Pool RQ0076, 5.50%, 12/01/2055	330,078	327,105
Pool RQ0085, 5.50%, 01/01/2056	2,132,593	2,113,390
Pool RQ0110, 5.00%, 04/01/2056	2,541,670	2,453,748
Pool RQ0128, 5.50%, 06/01/2056	477,481	473,070
Pool SD0781, 3.00%, 11/01/2051	60,036	51,515
Pool SD1377, 3.50%, 07/01/2052	335,858	300,094
Pool SD1505, 4.50%, 08/01/2052	68,828	65,265
Pool SD2862, 6.00%, 05/01/2053	14,428	14,673
Pool SD3218, 5.00%, 05/01/2053	18,795	18,338
Pool SD3611, 3.00%, 03/01/2052	18,917	16,286
Pool SD3631, 3.00%, 07/01/2052	60,329	51,470
Pool SD3770, 2.50%, 03/01/2052	219,368	183,112

The accompanying notes are an integral part of these financial statements.

39

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool SD3977, 5.00%, 04/01/2053	$641,535	$623,812
Pool SD3983, 5.50%, 09/01/2053	19,214	19,064
Pool SD4428, 2.50%, 05/01/2052	20,017	16,595
Pool SD4835, 2.50%, 02/01/2051	437,588	359,857
Pool SD4977, 5.00%, 11/01/2053	1,059,306	1,025,355
Pool SD4997, 5.00%, 10/01/2053	1,422,946	1,384,848
Pool SD5314, 3.00%, 01/01/2053	112,068	95,512
Pool SD6475, 4.50%, 12/01/2053	95,058	89,617
Pool SD6592, 5.00%, 10/01/2054	322,840	312,047
Pool SD6686, 6.00%, 10/01/2054	123,593	124,754
Pool SD6706, 4.50%, 01/01/2054	108,667	102,314
Pool SD7190, 5.00%, 12/01/2054	966,324	933,719
Pool SD7380, 5.00%, 01/01/2055	62,557	60,287
Pool SD8114, 2.50%, 12/01/2050	849,008	698,874
Pool SD8135, 2.50%, 03/01/2051	23,684	19,426
Pool SD8150, 2.00%, 06/01/2051	523,326	411,645
Pool SD8157, 3.00%, 07/01/2051	156,321	133,592
Pool SD8167, 2.50%, 09/01/2051	73,992	60,729
Pool SD8189, 2.50%, 01/01/2052	191,728	157,254
Pool SD8214, 3.50%, 05/01/2052	512,713	455,580
Pool SD8215, 4.00%, 05/01/2052	178,785	163,579
Pool SD8222, 4.00%, 06/01/2052	72,019	65,828
Pool SD8225, 3.00%, 07/01/2052	187,681	159,946
Pool SD8227, 4.00%, 07/01/2052	843,922	774,511
Pool SD8234, 2.50%, 08/01/2052	1,310,972	1,077,191
Pool SD8242, 3.00%, 09/01/2052	199,367	169,903
Pool SD8244, 4.00%, 09/01/2052	436,117	398,850
Pool SD8245, 4.50%, 09/01/2052	73,592	69,465
Pool SD8256, 4.00%, 10/01/2052	123,808	113,683
Pool SD8258, 5.00%, 10/01/2052	149,452	145,317
Pool SD8265, 4.00%, 11/01/2052	574,474	525,179
Pool SD8274, 4.00%, 12/01/2052	214,614	196,140
Pool SD8288, 5.00%, 01/01/2053	18,640	18,089
Pool SD8315, 5.00%, 04/01/2053	150,106	145,752
Pool SD8316, 5.50%, 04/01/2053	257,715	256,497
Pool SD8324, 5.50%, 05/01/2053	494,887	493,781
Pool SD8325, 6.00%, 05/01/2053	74,247	75,115
Pool SD8331, 5.50%, 06/01/2053	698,944	698,664
Pool SD8342, 5.50%, 07/01/2053	787,483	783,347
Pool SD8360, 4.50%, 09/01/2053	108,277	101,869
Pool SD8363, 6.00%, 09/01/2053	198,932	201,752
Pool SD8368, 6.00%, 10/01/2053	74,731	75,699

The accompanying notes are an integral part of these financial statements.

40

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool SD8373, 6.00%, 11/01/2053	$16,487	$16,701
Pool SD8382, 5.00%, 12/01/2053	288,209	279,177
Pool SD8383, 5.50%, 12/01/2053	67,300	66,843
Pool SD8397, 6.50%, 01/01/2054	19,744	20,316
Pool SD8401, 5.50%, 02/01/2054	128,441	127,292
Pool SD8402, 6.00%, 02/01/2054	80,423	81,178
Pool SD8417, 4.50%, 03/01/2054	50,844	47,780
Pool SD8420, 5.50%, 04/01/2054	108,593	107,939
Pool SD8432, 6.00%, 05/01/2054	130,810	132,039
Pool SD8438, 5.50%, 06/01/2054	27,365	27,183
Pool SD8446, 5.50%, 07/01/2054	204,943	202,999
Pool SD8447, 6.00%, 07/01/2054	93,662	94,541
Pool SD8463, 6.00%, 09/01/2054	38,767	39,185
Pool SD8469, 5.50%, 10/01/2054	344,316	341,215
Pool SD8470, 6.00%, 10/01/2054	116,182	117,272
Pool SD8475, 5.50%, 11/01/2054	411,298	408,830
Pool SD8490, 4.50%, 01/01/2055	142,114	133,217
Pool SD8491, 5.00%, 12/01/2054	223,291	215,856
Pool SD8492, 5.00%, 01/01/2055	60,956	58,733
Pool SD8494, 5.50%, 01/01/2055	75,685	75,067
Pool SD8507, 6.00%, 02/01/2055	97,325	98,238
Pool SD8508, 6.50%, 02/01/2055	25,123	25,850
Pool SD8533, 5.50%, 05/01/2055	237,076	234,353
Pool SL0107, 4.50%, 05/01/2053	331,348	313,525
Pool SL0336, 6.00%, 08/01/2054	44,541	45,129
Pool SL0628, 6.00%, 04/01/2055	153,212	155,213
Pool SL0707, 3.50%, 08/01/2053	159,759	141,556
Pool SL0875, 6.00%, 04/01/2055	213,787	215,793
Pool SL1194, 6.00%, 05/01/2055	102,419	103,685
Pool SL1338, 6.00%, 06/01/2055	108,885	110,022
Pool SL2754, 2.00%, 06/01/2052	981,064	773,752
Pool SL3124, 6.00%, 09/01/2055	41,391	41,779
Pool SL3546, 5.50%, 12/01/2050	157,866	156,494
Pool SL3885, 5.50%, 11/01/2055	609,488	603,999
Series K140, Class A2, 2.25%, 01/25/2032	230,000	201,929
Series K-171, Class A2, 4.40%, 06/25/2035(e)	448,000	429,878
Series K-180, Class A2, 4.35%, 04/25/2036(e)	473,000	449,379
Series K-181, Class A2, 4.60%, 06/25/2036(e)	532,000	515,031
Series K562, Class A2, 3.97%, 04/25/2031(e)	469,000	453,396
Series K563, Class A2, 4.18%, 05/25/2031(e)	473,000	461,031
Series K564, Class A2, 4.25%, 06/25/2031(e)	456,000	445,632
Series K565, Class A2, 4.00%, 07/25/2031(e)	910,000	879,547

The accompanying notes are an integral part of these financial statements.

41

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Series K766, Class A2, 4.18%, 04/25/2033(e)	$474,000	$455,490
Series K767, Class A2, 4.20%, 04/25/2033(e)	478,000	459,691
Federal National Mortgage Association
Pool BT6823, 2.50%, 10/01/2051	146,051	119,813
Pool BT9030, 2.00%, 08/01/2051	22,658	17,786
Pool BX5065, 5.50%, 01/01/2053	17,619	17,528
Pool CA5354, 3.50%, 03/01/2050	39,132	34,774
Pool CA6435, 3.50%, 07/01/2050	771,087	686,171
Pool CA8026, 2.50%, 12/01/2050	1,153,120	943,841
Pool CB1066, 2.50%, 07/01/2051	235,031	192,879
Pool CB1149, 3.00%, 07/01/2051	214,801	183,538
Pool CB1332, 2.50%, 08/01/2051	172,608	141,276
Pool CB3600, 3.50%, 05/01/2052	135,938	121,031
Pool CB3905, 3.50%, 06/01/2052	58,339	51,709
Pool CB4020, 4.00%, 07/01/2052	29,706	27,168
Pool CB4121, 4.00%, 07/01/2052	106,605	97,423
Pool CB4852, 4.50%, 10/01/2052	221,783	209,272
Pool CB5384, 4.50%, 12/01/2052	115,957	109,377
Pool CB5906, 5.50%, 03/01/2053	17,462	17,350
Pool CB6031, 5.00%, 04/01/2053	40,007	38,803
Pool CB6201, 6.00%, 05/01/2053	32,612	33,059
Pool CB6308, 4.50%, 05/01/2053	742,788	704,428
Pool CB6475, 5.00%, 06/01/2053	713,419	693,775
Pool CB6619, 5.50%, 06/01/2053	48,058	47,721
Pool CB7867, 6.50%, 01/01/2054	64,479	66,345
Pool CB8146, 5.50%, 03/01/2054	98,892	98,021
Pool CB9207, 5.00%, 09/01/2054	291,732	281,979
Pool DC3150, 5.00%, 10/01/2054	260,164	251,307
Pool FA1099, 3.00%, 07/01/2052	339,811	290,399
Pool FA1164, 5.00%, 03/01/2055	276,473	267,064
Pool FA1382, 4.00%, 02/01/2053	315,556	289,068
Pool FA1633, 5.50%, 12/01/2054	768,533	762,850
Pool FA1959, 5.50%, 06/01/2055	672,418	666,363
Pool FA2839, 2.50%, 07/01/2052	151,346	124,235
Pool FA3865, 5.00%, 11/01/2055	108,301	104,345
Pool FA4331, 4.00%, 08/01/2053	28,613	26,147
Pool FA4802, 5.00%, 04/01/2056	186,362	179,557
Pool FA4946, 2.50%, 01/01/2054	652,490	534,976
Pool FA5293, 5.00%, 04/01/2056	531,730	515,018
Pool FA5760, 2.50%, 07/01/2053	634,313	520,967
Pool FM9540, 2.00%, 11/01/2051	204,364	161,728
Pool FS0176, 2.50%, 01/01/2052	325,256	270,256

The accompanying notes are an integral part of these financial statements.

42

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool FS0288, 2.00%, 01/01/2052	$69,053	$54,643
Pool FS0631, 3.00%, 02/01/2052	26,286	22,482
Pool FS2321, 2.50%, 02/01/2052	409,565	336,853
Pool FS2512, 3.50%, 07/01/2052	261,357	234,044
Pool FS2805, 2.50%, 09/01/2052	959,102	786,377
Pool FS3251, 6.00%, 11/01/2052	41,513	42,179
Pool FS3497, 3.50%, 08/01/2052	177,661	157,509
Pool FS3569, 3.00%, 02/01/2052	157,148	134,132
Pool FS4035, 5.00%, 03/01/2053	556,456	543,076
Pool FS4110, 2.50%, 03/01/2052	46,134	37,840
Pool FS4377, 3.00%, 04/01/2052	1,335,682	1,141,197
Pool FS4874, 5.50%, 06/01/2053	16,768	16,705
Pool FS5235, 5.50%, 07/01/2053	152,138	151,415
Pool FS5846, 2.50%, 09/01/2052	67,272	54,934
Pool FS6288, 5.50%, 10/01/2053	18,830	18,777
Pool FS6633, 3.00%, 06/01/2052	386,003	329,884
Pool FS6668, 5.50%, 12/01/2053	496,569	495,160
Pool FS6838, 5.50%, 11/01/2053	46,832	46,387
Pool FS6866, 5.00%, 10/01/2053	260,114	252,365
Pool FS7252, 5.00%, 11/01/2053	138,668	134,617
Pool FS7278, 5.00%, 11/01/2053	49,561	48,033
Pool FS9853, 5.50%, 11/01/2054	402,954	400,599
Pool MA4078, 2.50%, 07/01/2050	202,846	166,726
Pool MA4211, 3.00%, 12/01/2050	20,605	17,666
Pool MA4305, 2.00%, 04/01/2051	168,965	133,565
Pool MA4548, 2.50%, 02/01/2052	111,772	91,747
Pool MA4562, 2.00%, 03/01/2052	834,018	655,358
Pool MA4565, 3.50%, 03/01/2052	28,483	25,316
Pool MA4580, 3.50%, 04/01/2052	266,777	237,049
Pool MA4600, 3.50%, 05/01/2052	2,683,525	2,378,527
Pool MA4622, 2.00%, 06/01/2052	44,288	34,655
Pool MA4626, 4.00%, 06/01/2052	131,061	119,915
Pool MA4651, 2.00%, 07/01/2052	27,596	21,557
Pool MA4653, 3.00%, 07/01/2052	1,364,938	1,165,718
Pool MA4654, 3.50%, 07/01/2052	72,290	64,125
Pool MA4655, 4.00%, 07/01/2052	703,151	644,206
Pool MA4684, 4.50%, 06/01/2052	58,206	54,952
Pool MA4698, 3.00%, 08/01/2052	409,081	349,753
Pool MA4700, 4.00%, 08/01/2052	1,379,140	1,265,296
Pool MA4732, 4.00%, 09/01/2052	238,076	218,604
Pool MA4733, 4.50%, 09/01/2052	69,029	65,084
Pool MA4783, 4.00%, 10/01/2052	103,537	95,070

The accompanying notes are an integral part of these financial statements.

43

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool MA4784, 4.50%, 10/01/2052	$187,155	$176,936
Pool MA4786, 5.50%, 10/01/2052	21,207	21,122
Pool MA4803, 3.50%, 11/01/2052	32,161	28,506
Pool MA4805, 4.50%, 11/01/2052	116,842	110,085
Pool MA4841, 5.00%, 12/01/2052	130,288	126,510
Pool MA4868, 5.00%, 01/01/2053	21,895	21,260
Pool MA4918, 5.00%, 02/01/2053	247,447	240,126
Pool MA4940, 5.00%, 03/01/2053	21,662	21,005
Pool MA4978, 5.00%, 04/01/2053	330,768	322,918
Pool MA5008, 4.50%, 05/01/2053	169,066	159,416
Pool MA5009, 5.00%, 05/01/2053	464,557	452,119
Pool MA5010, 5.50%, 05/01/2053	22,126	22,023
Pool MA5038, 5.00%, 06/01/2053	1,660,137	1,621,580
Pool MA5054, 4.00%, 06/01/2053	102,384	93,573
Pool MA5070, 4.50%, 07/01/2053	147,555	138,826
Pool MA5071, 5.00%, 07/01/2053	303,832	295,095
Pool MA5073, 6.00%, 07/01/2053	153,044	155,041
Pool MA5106, 5.00%, 08/01/2053	363,842	353,122
Pool MA5107, 5.50%, 08/01/2053	237,024	236,527
Pool MA5108, 6.00%, 08/01/2053	43,685	44,304
Pool MA5135, 4.00%, 09/01/2053	20,486	18,712
Pool MA5138, 5.50%, 09/01/2053	583,628	580,635
Pool MA5139, 6.00%, 09/01/2053	686,648	697,288
Pool MA5165, 5.50%, 10/01/2053	16,659	16,497
Pool MA5166, 6.00%, 10/01/2053	213,867	216,515
Pool MA5192, 6.50%, 11/01/2053	94,027	96,748
Pool MA5215, 5.50%, 12/01/2053	1,293,746	1,283,867
Pool MA5216, 6.00%, 12/01/2053	251,642	255,541
Pool MA5245, 5.00%, 01/01/2054	2,962,655	2,868,658
Pool MA5247, 6.00%, 01/01/2054	12,908	13,029
Pool MA5271, 5.50%, 02/01/2054	273,835	270,840
Pool MA5294, 5.00%, 03/01/2054	1,277,028	1,235,522
Pool MA5296, 5.50%, 03/01/2054	1,268,663	1,261,975
Pool MA5327, 5.00%, 04/01/2054	265,622	256,885
Pool MA5331, 5.50%, 04/01/2054	553,987	550,953
Pool MA5352, 5.00%, 05/01/2054	545,503	528,492
Pool MA5389, 6.00%, 06/01/2054	75,061	75,765
Pool MA5445, 6.00%, 08/01/2054	32,662	32,968
Pool MA5498, 6.00%, 10/01/2054	241,002	243,264
Pool MA5530, 5.00%, 11/01/2054	549,504	529,550
Pool MA5531, 5.50%, 11/01/2054	83,072	82,118
Pool MA5583, 4.00%, 01/01/2055	41,649	37,957

The accompanying notes are an integral part of these financial statements.

44

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool MA5584, 4.50%, 01/01/2055	$270,575	$254,272
Pool MA5586, 5.50%, 01/01/2055	200,459	198,157
Pool MA5611, 4.00%, 02/01/2055	267,919	244,747
Pool MA5644, 4.50%, 03/01/2055	251,659	237,112
Pool MA5760, 5.50%, 07/01/2055	771,944	766,115
Pool MA5823, 6.00%, 09/01/2055	150,483	151,895
Pool MA5853, 5.50%, 10/01/2055	97,498	96,379
Pool MA5854, 6.00%, 10/01/2055	62,749	63,338
Pool MA5879, 5.50%, 11/01/2055	594,251	588,900
Pool MA5944, 5.00%, 01/01/2056	166,948	160,824
Pool MA6029, 5.00%, 04/01/2056	38,877	37,438
Pool MA6053, 5.00%, 05/01/2056	513,776	496,003
Pool MA6119, 5.50%, 07/01/2056	2,232,758	2,212,130
Ginnie Mae II Pool
Pool MA8151, 4.50%, 07/20/2052	121,243	115,063
Pool MA8201, 4.50%, 08/20/2052	20,796	19,736
Pool MA8800, 5.00%, 04/20/2053	424,536	414,589
Pool MA8801, 5.50%, 04/20/2053	386,297	386,951
Pool MA8877, 4.50%, 05/20/2053	243,229	229,408
Pool MA8947, 5.00%, 06/20/2053	168,352	163,631
Pool MA8948, 5.50%, 06/20/2053	31,626	31,592
Pool MA9016, 5.00%, 07/20/2053	37,877	36,842
Pool MA9018, 6.00%, 07/20/2053	34,807	35,513
Pool MA9240, 5.00%, 10/20/2053	45,239	44,049
Pool MA9241, 5.50%, 10/20/2053	64,866	64,588
Pool MA9304, 5.00%, 11/20/2053	110,612	107,498
Pool MA9361, 5.00%, 12/20/2053	145,020	140,841
Pool MA9539, 4.50%, 03/20/2054	44,453	41,691
Pool MA9541, 5.50%, 03/20/2054	57,476	57,246
Pool MA9603, 4.50%, 04/20/2054	155,072	145,285
Pool MA9605, 5.50%, 04/20/2054	26,557	26,437
Pool MA9726, 6.00%, 06/20/2054	52,814	53,531
Pool MA9780, 6.00%, 07/20/2054	69,349	70,272
Pool MA9906, 5.50%, 09/20/2054	49,955	49,667
Pool MA9963, 4.50%, 10/20/2054	35,136	33,044
Pool MA9964, 5.00%, 10/20/2054	21,018	20,354
Pool MB0024, 4.50%, 11/20/2054	53,293	50,259
Pool MB0092, 5.50%, 12/20/2054	32,346	32,110
Pool MB0204, 5.00%, 02/20/2055	25,880	25,108
Pool MB0206, 6.00%, 02/20/2055	46,417	47,137
Pool MB0259, 5.50%, 03/20/2055	126,712	126,040
Pool MB0308, 5.50%, 04/20/2055	78,886	78,249

The accompanying notes are an integral part of these financial statements.

45

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Agency Commercial Mortgage Backed Securities — continued
Pool MB0365, 5.00%, 05/20/2055	$245,212	$237,518
Pool MB0556, 5.50%, 08/20/2055	121,386	120,546
Pool MB0557, 6.00%, 08/20/2055	62,730	63,558
Pool MB0746, 5.50%, 11/20/2055	117,571	116,622
Pool MB0997, 5.50%, 03/20/2056	63,808	63,276
Government National Mortgage Association, Series 2021-103, Class HE, 2.00%, 06/20/2051	28,378	22,892
Total Agency Commercial Mortgage Backed Securities (Cost $80,089,547)		78,949,820
Asset-Backed Securities — 4.1%
Ally Bank/Utah
Series 2026-A, Class D, 5.25%, 03/15/2034(c)	214,630	213,922
Series 2026-B, Class C, 5.08%, 06/15/2034(c)	494,000	494,255
American Airlines 2015-1 Class A Pass Through Trust, Series 2015-1, 3.38%, 05/01/2027	55,200	54,575
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 3.20%, 06/15/2028	464,212	449,952
American Airlines 2016-3 Class AA Pass Through Trust, Series 2016-3, 3.00%, 10/15/2028	54,894	52,867
American Airlines 2019-1 Class AA Pass Through Trust, Series 2019-1, 3.15%, 02/15/2032	150,169	138,711
American Express Travel Related Services Co., Inc.
Series 2024-2, Class A, 5.24%, 04/15/2031	885,000	899,358
Series 2025-2, Class A, 4.28%, 04/15/2030	700,000	698,219
Amur Equipment Finance Receivables LLC, Series 2025-1A, Class D, 5.68%, 08/20/2032(c)	214,000	213,710
Apollo Aviation Securitization Equity Trust, Series 2026-1A, Class A1, 5.65%, 07/16/2051(c)	514,192	511,713
Avis Budget Car Rental LLC
Series 2024-1A, Class B, 5.85%, 06/20/2030(c)	100,000	101,071
Series 2024-2A, Class A, 5.13%, 10/20/2028(c)	310,000	311,220
Series 2025-3A, Class B, 4.46%, 02/20/2030(c)	210,000	205,661
BA Credit Card Trust, Series 2024-A1, Class A, 4.93%, 05/15/2029	920,000	924,418
Blue Stream Communications LLC, Series 2024-1A, Class A2, 5.41%, 11/20/2054(c)	176,000	176,207
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, 08/15/2031	118,000	117,405
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 05/15/2039(c)	148,221	149,118
Series 2024-2A, Class A, 5.36%, 09/15/2039(c)	68,435	67,919
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	1,805,000	1,797,300
CarMax Auto Owner Trust, Series 2026-1, Class B, 4.30%, 03/15/2032	295,000	290,841

The accompanying notes are an integral part of these financial statements.

46

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Asset-Backed Securities — continued
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.50%, 02/15/2050(c)	$248,486	$247,787
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, 11/22/2049(c)	398,000	395,034
Compass Datacenters LLC
Series 2024-2A, Class A1, 5.02%, 08/25/2049(c)	305,000	300,895
Series 2026-1A, Class A22, 5.29%, 02/25/2056(c)	184,000	179,211
Series 2026-1A, Class A23, 5.44%, 02/25/2056(c)	139,000	134,110
Consolidated Communications LLC
Series 2025-1A, Class A2, 6.00%, 05/20/2055(c)	290,000	292,709
Series 2025-1A, Class B, 6.51%, 05/20/2055(c)	308,000	310,529
CyrusOne Holdco LLC
Series 2023-1A, Class A2, 4.30%, 04/20/2048(c)	325,000	318,552
Series 2024-1A, Class A2, 4.76%, 03/22/2049(c)	77,000	74,535
Series 2024-3A, Class A2, 4.65%, 05/20/2049(c)	100,000	94,343
Series 2025-1A, Class A2, 5.91%, 02/20/2050(c)	405,000	406,533
DB Master Finance Parent LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/2055(c)	322,563	317,414
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39%, 03/22/2030(c)	70,627	70,657
DigitalBridge Group, Inc., Series 2024-1A, Class A2, 4.99%, 09/15/2049(c)	455,000	443,855
Domino’s SPV Guarantor LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(c)	330,000	325,503
Driven Brands Holdings, Inc., Series 2024-1A, Class A2, 6.37%, 10/20/2054(c)	308,700	310,602
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/2067(c)(h)	141,066	122,974
Enterprise Fleet Financing, Series 2025-2, Class A3, 4.41%, 06/20/2029(c)	295,000	294,158
Exeter Automobile Receivables Trust 2025-1, Series 2025-1A, Class D, 5.49%, 05/15/2031	370,000	372,128
Ford Credit Auto Owner Trust, Series 2024-A, Class B, 5.26%, 11/15/2029	610,000	614,369
Ford Credit Auto Receivables Six LLC, Series 2025-1, Class A, 4.86%, 08/15/2037(c)(d)	360,000	360,895
Ford Credit Floorplan LLC, Series 2025-2, Class A1, 4.06%, 09/15/2030	820,000	811,300
Foundation Finance Trust, Series 2024-2A, Class D, 6.59%, 03/15/2050(c)	71,312	71,655
GCAT, Series 2021-NQM5, Class A1, 1.26%, 07/25/2066(c)(h)	170,386	141,510
General Motors Co., Series 2026-1A, Class A1, 4.57%, 05/15/2031(c)	325,000	324,326
GLS Auto Receivables Trust
Series 2025-2A, Class D, 5.59%, 01/15/2031(c)	199,000	199,148
Series 2026-2A, Class D, 5.38%, 01/15/2032(c)	510,000	506,208
Series 2026-3A, Class C, 5.12%, 05/17/2032(c)	500,000	498,804
GLS Auto Select Receivables Trust
Series 2026-3A, Class C, 5.18%, 10/15/2032(c)	85,000	84,436
Series 2026-3A, Class D, 5.55%, 10/17/2033(c)	88,000	87,297

The accompanying notes are an integral part of these financial statements.

47

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Asset-Backed Securities — continued
GM Financial Consumer Automobile Receivables Trust
Series 2024-1, Class A3, 4.85%, 12/18/2028	$254,034	$254,641
Series 2026-2, Class B, 4.44%, 04/16/2032	335,000	330,919
Goodgreen Trust, Series 2021-1A, Class A, 2.66%, 10/15/2056(c)	155,919	129,884
GreenSky LLC
Series 2024-1, Class D, 7.33%, 06/25/2059(c)	62,921	64,417
Series 2025-1A, Class B, 5.39%, 03/25/2060(c)	152,187	151,945
Series 2026-REV1, Class A, 4.93%, 05/15/2041(c)	282,000	281,160
Hilton Grand Vacations, Inc.
Series 2024-1B, Class B, 5.99%, 09/15/2039(c)	28,418	28,634
Series 2026-1A, Class C, 5.36%, 02/25/2043(c)	386,855	384,503
Hyundai Auto Receivables Trust, Series 2026-B, Class B, 4.81%, 02/17/2032	300,000	299,599
Jersey Mike’s Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055(c)	320,125	318,952
Lightpath Fiber Issuer LLC
Series 2026-1A, Class A2, 5.60%, 03/25/2056(c)	217,000	214,845
Series 2026-1A, Class B, 5.89%, 03/25/2056(c)	136,000	133,111
Marriott Vacations Worldwide Corp.
Series 2021-2A, Class B, 1.83%, 05/20/2039(c)	85,205	81,898
Series 2023-1A, Class B, 5.42%, 10/20/2040(c)	147,047	147,639
Metronet Systems Holdings LLC
Series 2025-2A, Class A2, 5.40%, 08/20/2055(c)	362,000	360,925
Series 2025-4A, Class B, 5.60%, 12/20/2055(c)	101,000	98,549
Mtp Abs Funding LLC, Series 2026-1A, Class A2, 5.20%, 04/25/2056(c)	470,000	464,184
MVW Owner Trust
Series 2024-2A, Class B, 4.58%, 03/20/2042(c)	115,492	113,789
Series 2024-2A, Class C, 4.92%, 03/20/2042(c)	74,317	72,588
Series 2025-1A, Class B, 5.21%, 09/22/2042(c)	78,768	78,493
Series 2025-1A, Class C, 5.75%, 09/22/2042(c)	63,645	63,489
Series 2025-2A, Class C, 4.97%, 10/20/2044(c)	141,920	138,269
Series 2026-1A, Class C, 5.36%, 03/20/2043(c)	174,171	171,738
NextGear Floorplan Master Trust
Series 2024-1A, Class A2, 5.12%, 03/15/2029(c)	340,000	341,278
Series 2025-1A, Class A, 4.55%, 02/15/2030(c)	285,000	284,623
Series 2026-1A, Class A2, 4.07%, 02/15/2031(c)	390,000	383,724
Nissan Auto Receivables Owner Trust
Series 2026-A, Class A3, 4.47%, 12/16/2030	1,010,000	1,007,114
Series 2026-A, Class B, 4.87%, 03/15/2032	425,000	424,424
Oryx Funding LLC, Series 2026-1A, Class A2, 6.30%, 06/05/2056(c)	586,000	581,572
PHH Arval, Series 2024-1A, Class A1, 5.52%, 05/15/2036(c)	100,721	100,812
PK Alift Loan Funding LLC
Series 2026-2, Class A, 5.22%, 02/15/2044(c)	250,000	248,966
Series 2026-2, Class B, 5.38%, 02/15/2044(c)	250,000	248,564

The accompanying notes are an integral part of these financial statements.

48

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Asset-Backed Securities — continued
Progress Residential Trust, Series 2024-SFR3, Class C, 3.50%, 06/17/2041(c)	$250,000	$235,175
QTS Issuer ABS LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055(c)	375,000	370,164
Series 2025-1A, Class A2, 5.04%, 10/05/2055(c)	50,075	48,454
Series 2026-4A, Class A2, 5.70%, 03/05/2056(c)	176,000	172,781
Series 2026-4A, Class B, 6.73%, 03/05/2056(c)	170,000	166,498
Series 2026-5A, Class A2, 6.18%, 03/06/2056(c)	80,000	79,058
RCKT Mortgage Trust
Series 2024-CES2, Class A1A, 6.14%, 04/25/2044(c)(h)	173,292	173,351
Series 2025-CES10, Class A1A, 4.89%, 11/25/2055(c)(d)	142,114	140,179
Series 2025-CES10, Class A1B, 5.00%, 11/25/2055(c)(d)	215,513	211,702
Series 2025-CES11, Class A1A, 4.97%, 11/25/2055(c)(d)	267,378	264,629
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(c)(d)	267,500	267,826
Series 2026-CES5, Class A1A, 5.25%, 05/25/2056(c)(d)	213,153	211,019
Santander Consumer USA Holdings, Inc., Series 2025-1, Class D, 5.43%, 03/17/2031	410,000	412,874
Sierra Timeshare Conduit Receivables Funding LLC
Series 2024-1A, Class C, 5.94%, 01/20/2043(c)	54,691	54,839
Series 2024-2A, Class B, 5.29%, 06/20/2041(c)	85,470	85,391
Series 2025-3A, Class B, 4.64%, 08/22/2044(c)	57,893	56,985
Series 2025-3A, Class C, 4.98%, 08/22/2044(c)	77,576	75,948
Series 2026-2A, Class C, 5.63%, 05/20/2043(c)	111,757	111,414
SMRT 2022-MINI, Series 2022-MINI, Class E, 6.34% (1 mo. Term SOFR + 2.70%), 01/15/2039(c)	125,000	124,489
Sotheby’s Artfi Master Trust, Series 2026-1A, Class C, 5.00%, 06/20/2033(c)	226,000	223,858
Stack Infrastructure Issuer LLC
Series 2024-1A, Class A2, 5.90%, 03/25/2049(c)	152,000	151,894
Series 2025-1A, Class A2, 5.00%, 05/25/2050(c)	340,000	327,828
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/2054(c)	299,663	300,682
Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, 11/20/2055(c)	357,000	350,559
Taco Bell Corp., Series 2025-1A, Class A2I, 4.82%, 08/25/2055(c)	325,000	317,826
Towd Point Mortgage Trust
Series 2018-2, Class A2, 3.50%, 03/25/2058(c)(h)	100,000	97,339
Series 2022-4, Class A1, 3.75%, 09/25/2062(c)	76,709	71,819
Series 2024-CES1, Class A1A, 5.85%, 01/25/2064(c)(h)	126,077	125,765
Series 2024-CES4, Class A1, 5.12%, 09/25/2064(c)(d)	138,786	137,879
Toyota Auto Loan Extended Note Trust, Series 2026-1A, Class A, 4.58%, 04/25/2039(c)	340,000	336,727
United Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, 2.88%, 10/07/2028	23,232	22,326
United Airlines 2019-2 Class AA Pass Through Trust, Series 2019-2, 2.70%, 05/01/2032	145,402	131,103

The accompanying notes are an integral part of these financial statements.

49

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Asset-Backed Securities — continued
United Airlines 2023-1 Class A Pass Through Trust, Series 2023-1, 5.80%, 01/15/2036	$401,505	$409,030
United Airlines 2024-1 Class AA Pass Through Trust, 5.45%, 02/15/2037	603,220	605,568
Uniti Group LP, Series 2025-1A, Class A2, 5.88%, 04/20/2055(c)	718,000	723,219
US Bancorp, Series 2026-RVM1, Class B1, 4.96%, 12/25/2046(c)	214,863	210,571
Vantage Data Centers Guarantor LLC, Series 2021-1A, Class A2, 2.17%, 10/15/2046(c)	125,000	124,301
Vantage Data Centers Holding LLC, Series 2025-1A, Class A2, 5.13%, 08/15/2055(c)	841,000	818,019
Verizon Master Trust
Series 2024-3, Class A1A, 5.34%, 04/22/2030	1,695,000	1,706,126
Series 2024-8, Class A1A, 4.62%, 11/20/2030	1,056,000	1,058,352
Vertical Bridge Holdings LLC, Series 2026-1A, Class D, 5.19%, 03/15/2056(c)	154,000	148,911
Verus Securitization Trust
Series 2021-3, Class A1, 1.05%, 06/25/2066(c)(h)	163,736	143,186
Series 2025-6, Class A3, 5.72%, 07/25/2070(c)(d)	338,197	337,124
Volofin Finance Designated Activity Co., Series 2024-1A, Class A, 5.94%, 06/15/2037(c)	201,036	201,216
Westlake Automobile Receivables Trust
Series 2025-1A, Class D, 5.54%, 11/15/2030(c)	205,000	206,073
Series 2026-3A, Class C, 5.09%, 05/17/2032(c)	421,000	420,651
Series 2026-P2, Class C, 5.01%, 11/17/2031(c)	312,000	310,554
WF Card Issuance Trust, Series 2025-A1, Class A, 4.34%, 05/15/2030	1,340,000	1,337,510
Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.80%, 09/19/2039(c)	175,741	175,818
Willis Lease Finance Corp., Series 2025-A, Class A, 5.58%, 06/15/2050(c)	239,939	237,973
Wireless PropCo Funding Parent LLC
Series 2025-1A, Class A2, 4.07%, 06/25/2055(c)	88,000	82,959
Series 2025-1A, Class B, 4.30%, 06/25/2055(c)	85,000	79,388
World Omni Auto Trust, Series 2026-B, Class B, 4.61%, 08/16/2032	345,000	342,456
Zayo Group LLC, Series 2025-1A, Class A2, 5.65%, 03/20/2055(c)	320,000	319,365
Total Asset-Backed Securities (Cost $40,596,932)		40,441,918
Collateralized Mortgage Obligations — 3.2%
A&D Mortgage LLC, Series 2025-NQM3, Class A3, 5.78%, 08/25/2070(c)(d)	224,447	222,780
Adamas Trust, Inc.
Series 2026-INV4, Class A1, 5.68%, 08/25/2061(c)(h)	192,105	191,496
Series 2026-INV4, Class A3, 5.93%, 08/25/2061(c)(d)	233,911	233,220
Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, 01/25/2066(c)(h)	251,869	248,289
Avenue of Americas, Series 2025-1301, Class D, 6.43%, 08/11/2042(c)(h)	188,000	185,909
BANK-2019, Series 2019-BN17, Class C, 4.66%, 04/15/2052(h)	235,000	221,020
BANK-2024, Series 2024-BNK47, Class A5, 5.72%, 06/15/2057	745,000	762,598
BANK-2025, Series 2025-BNK50, Class A5, 5.65%, 05/15/2068(h)	245,000	249,311

The accompanying notes are an integral part of these financial statements.

50

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Collateralized Mortgage Obligations — continued
BANK5 Trust
Series 2023-5YR2, Class C, 7.40%, 07/15/2056(h)	$85,000	$85,300
Series 2024-5YR12, Class C, 6.50%, 12/15/2057(h)	255,000	256,252
Series 2024-5YR8, Class A3, 5.88%, 08/15/2057	1,230,000	1,252,131
Series 2025-5YR13, Class A3, 5.75%, 01/15/2058	350,000	356,379
BBCMS Trust
Series 2018-TALL, Class B, 4.81% (1 mo. Term SOFR + 1.17%), 03/15/2037(c)	100,000	92,396
Series 2024-5C31, Class C, 5.76%, 12/15/2057(h)	59,000	58,119
Series 2025-5C33, Class A4, 5.84%, 03/15/2058	1,190,000	1,215,873
Series 2025-5C34, Class A3, 5.66%, 05/15/2058	1,445,000	1,469,203
Series 2025-5C36, Class A3, 5.52%, 08/15/2058	1,090,000	1,101,900
Benchmark Mortgage Trust
Series 2023-V2, Class C, 7.00%, 05/15/2055(h)	178,000	177,751
Series 2023-V3, Class C, 7.41%, 07/15/2056(h)	131,000	130,028
Series 2024-V6, Class C, 6.67%, 03/15/2057	140,000	140,109
Series 2024-V6, Class D, 4.00%, 03/15/2057	48,000	43,146
Series 2024-V8, Class A3, 6.19%, 07/15/2057(h)	755,000	774,397
Series 2025-V13, Class A4, 5.82%, 02/15/2058(h)	290,000	295,842
Series 2025-V15, Class A3, 5.80%, 06/15/2058	1,050,000	1,071,544
Series 2026-B42, Class A5, 5.10%, 03/15/2059	735,000	719,073
Series 2026-V21, Class C, 6.01%, 03/15/2059	150,000	146,336
BMO Mortgage Trust
Series 2024-5C4, Class A3, 6.53%, 05/15/2057(h)	850,000	876,454
Series 2024-5C8, Class C, 5.74%, 12/15/2057(h)	36,000	35,219
Series 2025-5C10, Class C, 6.49%, 05/15/2058(h)	84,000	84,125
Series 2025-C12, Class A5, 5.87%, 06/15/2058(h)	352,000	363,415
Series 2026-5C16, Class A3, 5.96%, 08/15/2059	725,000	745,284
Series 2026-C15, Class A5, 5.82%, 08/15/2059	1,055,000	1,082,899
Chase Mortgage Finance Corp.
Series 2024-11, Class A4, 6.00%, 11/25/2055(c)(h)	75,971	75,819
Series 2024-2, Class A6A, 6.00%, 02/25/2055(c)(h)	27,330	27,245
Series 2024-4, Class A6, 6.00%, 03/25/2055(c)(h)	112,358	112,096
Series 2025-1, Class A4, 6.00%, 11/25/2055(c)(h)	225,872	224,488
CHI Commercial Mortgage Trust
Series 2025-110W, Class D, 6.63%, 12/13/2040(c)(h)	288,000	284,525
Series 2025-SFT, Class D, 7.57%, 04/15/2042(c)(h)	171,000	170,754
Citigroup Commercial Mortgage Trust
Series 2023-PRM3, Class C, 6.57%, 07/10/2028(c)(h)	200,000	201,402
Series 2026-MFAM1, Class B, 6.09%, 07/15/2059(h)	130,000	131,153

The accompanying notes are an integral part of these financial statements.

51

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Collateralized Mortgage Obligations — continued
Commercial Mortgage Pass Through Certificates
Series 2024-277P, Class B, 7.23%, 08/10/2044(c)(h)	$213,000	$220,720
Series 2024-CBM, Class D, 8.19%, 12/10/2041(c)(h)	100,000	100,874
Series 2025-SBX, Class B, 5.73%, 08/10/2041(c)(h)	330,000	325,926
Computershare Corporate Trust, Series 2024-1CHI, Class C, 6.43%, 07/15/2035(c)(h)	205,000	204,580
CONE Commercial Mortgage Trust 2026-DFW3, Series 2026-DFW3, Class A, 5.75%, 05/15/2043(c)(h)	325,000	320,591
ELM Trust
Series 2024-ELM, Class D10, 6.85%, 06/10/2039(c)(h)	180,000	179,669
Series 2024-ELM, Class D15, 6.90%, 06/10/2039(c)(h)	123,000	122,764
Fannie Mae Connecticut Avenue Securities
Series 2022-R02, Class 2M2, 6.64% (30 day avg SOFR US + 3.00%), 01/25/2042(c)	98,984	99,373
Series 2023-R06, Class 1M2, 6.34% (30 day avg SOFR US + 2.70%), 07/25/2043(c)	500,000	511,007
Series 2024-R03, Class 2M2, 5.59% (30 day avg SOFR US + 1.95%), 03/25/2044(c)	420,000	422,468
Series 2024-R04, Class 1M2, 5.29% (30 day avg SOFR US + 1.65%), 05/25/2044(c)	86,781	86,871
Series 2026-R03, Class 2M2, 5.19% (30 day avg SOFR US + 1.55%), 04/25/2046(c)	213,000	213,280
Series 2026-R04, Class 2M2, 5.14% (30 day avg SOFR US + 1.50%), 07/25/2046(c)	260,000	260,621
FIVE 2023-V1 Mortgage Trust, Series 2023-V1, Class C, 6.56%, 02/10/2056(h)	62,909	62,399
Freddie Mac Mscr Trust Mn14, Series 2026-MN14, Class M1, 5.34% (30 day avg SOFR US + 1.70%), 06/25/2046(c)	349,875	350,771
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class B1, 7.29% (30 day avg SOFR US + 3.65%), 11/25/2041(c)	500,000	502,949
Series 2022-DNA3, Class M2, 7.99% (30 day avg SOFR US + 4.35%), 04/25/2042(c)	377,000	384,699
Series 2022-DNA5, Class M1B, 8.14% (30 day avg SOFR US + 4.50%), 06/25/2042(c)	150,000	153,910
Series 2024-DNA1, Class M2, 5.59% (30 day avg SOFR US + 1.95%), 02/25/2044(c)	500,000	504,024
Series 2025-HQA1, Class M2, 5.29% (30 day avg SOFR US + 1.65%), 02/25/2045(c)	214,000	214,500
GGP Retail LLC, Series 2024-SHOW, Class C, 6.28%, 10/10/2041(c)(h)	170,000	167,831
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class D, 6.53% (1 mo. Term SOFR + 2.89%), 03/15/2039(c)	200,000	201,035
GS Mortgage-Backed Securities Trust, Series 2025-PJ8, Class A5, 5.50%, 02/25/2056(c)(h)	209,037	207,720
HOMES Trust, Series 2026-NQM5, Class A1, 5.68%, 07/25/2071(c)(h)	480,000	479,131

The accompanying notes are an integral part of these financial statements.

52

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Collateralized Mortgage Obligations — continued
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class C, 6.15%, 01/13/2040(c)(h)	$100,000	$100,959
Series 2025-SPRL, Class D, 6.55%, 01/13/2040(c)(h)	100,000	101,266
Series 2025-SPRL, Class E, 6.90%, 01/13/2040(c)(h)	100,000	101,567
JP Morgan Chase Commercial Mortgage Securities
Series 2017-JP5, Class ASB, 3.55%, 03/15/2050	166,297	165,491
Series 2022-OPO, Class B, 3.38%, 01/05/2039(c)	150,000	125,448
LHOME Mortgage Trust, Series 2026-RTL1, Class A1, 4.91%, 01/25/2041(c)(d)	250,000	247,768
Madison Avenue Trust
Series 2025-11MD, Class C, 5.82%, 10/15/2042(c)(h)	150,000	148,891
Series 2025-11MD, Class D, 6.57%, 10/15/2042(c)(h)	250,000	250,487
Series 2025-11MD, Class E, 7.57%, 10/15/2042(c)(h)	150,000	148,709
Manhattan West, Series 2020-1MW, Class D, 2.41%, 09/10/2039(c)(h)	249,000	239,708
MFRA Trust, Series 2025-NQM5, Class A1, 5.19%, 11/25/2070(c)(h)	389,858	385,883
Morgan Stanley Capital I, Inc., Series 2018-H4, Class C, 5.22%, 12/15/2051(h)	35,000	32,533
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM10, Class A1, 5.12%, 11/25/2070(c)(h)	250,247	247,608
Series 2026-NQM8, Class A1, 5.51%, 06/25/2071(c)(h)	155,777	154,667
New Residential Mortgage Loan Trust 2023-NQM1
Series 2025-NQM3, Class A3, 5.99%, 05/25/2065(c)(d)	247,996	246,664
Series 2025-NQM7, Class A1, 5.01%, 10/26/2065(c)(h)	207,232	203,998
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%, 07/13/2042(c)(h)	209,000	205,262
ONNI Commercial Mortgage Trust
Series 2024-APT, Class C, 6.64%, 07/15/2039(c)(h)	215,000	215,962
Series 2024-APT, Class D, 7.24%, 07/15/2039(c)(h)	160,000	161,628
Onslow Bay Mortgage Loan Trust
Series 2021-NQM3, Class A1, 1.05%, 07/25/2061(c)(h)	236,041	195,402
Series 2023-NQM7, Class A1, 6.84%, 04/25/2063(c)(d)	111,632	111,093
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(c)(d)	423,072	420,072
Series 2024-NQM14, Class A3, 5.35%, 09/25/2064(c)(d)	78,244	77,708
Series 2024-NQM4, Class A1, 6.07%, 01/25/2064(c)(d)	49,046	48,985
Series 2025-NQM7, Class A3, 5.86%, 05/25/2055(c)(d)	103,334	102,968
Series 2026-NQM10, Class A1, 5.43%, 06/25/2066(c)(h)	239,648	237,881
Series 2026-NQM10, Class A3, 5.70%, 06/25/2066(c)(d)	257,399	256,173
Series 2026-NQM11, Class A3, 5.84%, 06/25/2066(c)(d)	499,435	498,301
PENN Commercial Mortgage Trust, Series 2025-P11, Class C, 6.72%, 08/10/2042(c)(h)	300,000	306,467
PRKCM Trust
Series 2025-AFC1, Class A1, 5.10%, 10/25/2060(c)(h)	351,724	348,232
Series 2026-AFC5, Class A3, 5.94%, 08/25/2061(c)(d)	508,978	508,321
PRM Trust, Series 2025-PRM6, Class D, 5.87%, 07/05/2033(c)(h)	100,000	99,013

The accompanying notes are an integral part of these financial statements.

53

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Collateralized Mortgage Obligations — continued
PRPM LLC
Series 2026-NQM8, Class A1, 5.56%, 08/25/2066(c)(h)	$228,870	$227,356
Series 2026-NQM8, Class A3, 5.77%, 08/25/2066(c)(d)	246,782	244,250
RCKT Mortgage Trust, Series 2023-CES3, Class A1A, 7.11%, 11/25/2043(c)(h)	170,244	170,032
Rithm Capital Corp., Series 2026-NQM6, Class A2, 5.50%, 05/25/2066(c)(d)	340,894	337,319
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041(c)	396,000	408,036
SGR Residential Mortgage Trust
Series 2021-2, Class A1, 1.74%, 12/25/2061(c)(h)	60,668	51,101
Series 2026-5, Class A3, 5.76%, 08/25/2066(c)(d)	331,155	329,974
Stellar Management
Series 2025-IP, Class D, 6.53%, 06/10/2042(c)(h)	106,000	105,892
Series 2025-IP, Class E, 7.07%, 06/10/2042(c)(h)	60,000	60,244
Verus Securitization Trust
Series 2025-R2, Class A1, 5.09%, 07/25/2067(c)(h)	330,486	325,875
Series 2026-4, Class A2, 5.32%, 04/25/2071(c)(d)	183,248	180,680
Series 2026-6, Class A1, 5.51%, 07/27/2071(c)(h)	246,715	245,232
Series 2026-6, Class A3, 5.77%, 07/27/2071(c)(d)	155,192	154,230
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-C64, Class A5, 5.65%, 02/15/2058	645,000	657,507
Total Collateralized Mortgage Obligations (Cost $32,955,902)		32,605,836
Foreign Corporate Bonds — 2.4%
Airlines — 0.0%(b)
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(c)	252,750	251,648
Automobiles & Components — 0.0%(b)
Toyota Motor Corp., 2.36%, 03/25/2031	108,000	96,975
Banks — 0.8%
ASB Bank Ltd., 5.28% to 06/17/2027 then 5 yr. CMT Rate + 2.25%, 06/17/2032(c)	461,000	460,356
Australia & New Zealand Banking Group Ltd., 4.75%, 01/18/2027	361,000	360,744
Banco Bilbao Vizcaya Argentaria SA, 6.14% to 09/14/2027 then 1 yr. CMT Rate + 2.70%, 09/14/2028	167,000	169,035
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/2027(a)(c)	349,000	347,119
Barclays PLC, 6.50% to 09/13/2026 then SOFR + 1.88%, 09/13/2027	400,000	399,269
BNP Paribas SA
1.90% to 09/30/2027 then SOFR + 1.61%, 09/30/2028(c)	349,000	337,713
5.50% to 05/20/2029 then SOFR + 1.59%, 05/20/2030(c)	352,000	354,795
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(c)	207,000	211,674
Commonwealth Bank of Australia, 5.84%, 03/13/2034(c)	892,000	897,260
Credit Agricole SA, 5.13%, 03/11/2027(c)	254,000	254,576
Federation des Caisses Desjardins du Quebec, 4.55%, 08/23/2027(c)	4,000	3,997

The accompanying notes are an integral part of these financial statements.

54

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Foreign Corporate Bonds — continued
Banks — continued
HSBC Holdings PLC, 6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044	$1,393,000	$1,428,554
KBC Group NV, 5.80% to 01/19/2028 then 1 yr. CMT Rate + 2.10%, 01/19/2029(c)	245,000	247,698
Macquarie Bank Ltd., 3.62%, 06/03/2030(c)	863,000	814,329
Mitsubishi UFJ Financial Group, Inc., 5.48% to 02/22/2030 then 1 yr. CMT Rate + 1.53%, 02/22/2031	238,000	239,881
NatWest Group PLC, 3.07% to 05/22/2027 then 1 yr. CMT Rate + 2.55%, 05/22/2028	200,000	197,346
Sumitomo Mitsui Financial Group, Inc.
5.52%, 01/13/2028	200,000	201,980
5.80%, 07/13/2028	540,000	550,366
5.71%, 01/13/2030	253,000	257,680
1.71%, 01/12/2031	280,000	242,567
5.77%, 01/13/2033	351,000	357,721
		8,334,660
Capital Goods — 0.1%
Vinci SA, 3.75%, 04/10/2029(c)	637,000	621,632
Commercial Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	733,000	730,878
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/2028(c)	213,000	203,294
		934,172
Consumer Staples Distribution & Retail — 0.0%(b)
Alimentation Couche-Tard, Inc., 3.55%, 07/26/2027(c)	202,000	199,915
Energy — 0.1%
Aker BP ASA, 6.00%, 06/13/2033(c)	192,000	197,303
Enbridge, Inc.
5.30%, 04/05/2029	50,000	50,405
5.70%, 03/08/2033	333,000	338,384
5.63%, 04/05/2034	355,000	358,275
		944,367
Exploration & Production — 0.0%(b)
CNOOC Petroleum North America ULC, 7.88%, 03/15/2032	38,000	42,716
Financial Services — 0.1%
Sumitomo Mitsui Trust Bank Ltd., 5.50%, 03/09/2028(c)	200,000	202,088
UBS AG/London, 5.65%, 09/11/2028	250,000	254,318
UBS Group AG, 4.19% to 04/01/2030 then SOFR + 3.73%, 04/01/2031(c)	366,000	353,896
		810,302

The accompanying notes are an integral part of these financial statements.

55

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Foreign Corporate Bonds — continued
Food & Beverage — 0.1%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 2.50%, 01/15/2027	$699,000	$691,343
Food, Beverage & Tobacco — 0.1%
Heineken NV, 3.50%, 01/29/2028(c)	882,000	867,936
Industrial Other — 0.0%(b)
Triton Container International Ltd., 3.15%, 06/15/2031(c)	216,000	192,553
Insurance — 0.1%
AIA Group Ltd., 3.20%, 09/16/2040(c)	213,000	156,907
Fairfax Financial Holdings Ltd., 3.38%, 03/03/2031	393,000	362,608
		519,515
Materials — 0.0%(b)
Trekor Metals Ltd., 8.25%, 05/01/2030(c)	304,000	316,983
UPM-Kymmene Oyj, 7.45%, 11/26/2027(c)	6,000	6,145
		323,128
Media & Entertainment — 0.0%(b)
Tencent Holdings Ltd., 3.98%, 04/11/2029(c)	353,000	347,341
Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd., 4.90%, 02/28/2033	643,000	633,132
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/2027(c)	30,808	30,470
		663,602
Power Generation — 0.1%
Electricite de France SA
5.70%, 05/23/2028(c)	349,000	353,427
6.95%, 01/26/2039(c)	243,000	260,025
6.90%, 05/23/2053(c)	236,000	243,718
		857,170
Railroad — 0.0%(b)
Canadian Pacific Railway Co., 2.88%, 11/15/2029	33,000	30,997
Real Estate Management & Development — 0.0%(b)
Mitsui Fudosan Co. Ltd., 3.65%, 07/20/2027(c)	347,000	343,600
Semiconductors & Semiconductor Equipment — 0.3%
Renesas Electronics Corp., 2.17%, 11/25/2026(c)	376,000	372,794
SK hynix, Inc.
6.38%, 01/17/2028(c)	1,290,000	1,318,154
5.50%, 01/16/2029(c)	1,156,000	1,171,116
		2,862,064

The accompanying notes are an integral part of these financial statements.

56

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Foreign Corporate Bonds — continued
Supermarkets & Pharmacies — 0.1%
CK Hutchison International 17 Ltd., 3.50%, 04/05/2027(c)	$290,000	$287,798
CK Hutchison International 19 Ltd., 3.63%, 04/11/2029(c)	280,000	272,448
		560,246
Telecommunication Services — 0.0%(b)
Rogers Communications, Inc., 7.50%, 08/15/2038	198,000	217,866
Vodafone Group PLC, 5.75%, 02/10/2063	87,000	77,515
		295,381
Transportation — 0.1%
AP Moller — Maersk AS, 5.88%, 09/14/2033(c)	1,347,000	1,381,020
Utilities — 0.1%
E.ON International Finance BV, 6.65%, 04/30/2038(c)	161,000	172,594
Korea Electric Power Corp., 4.00%, 06/14/2027(c)	703,000	700,559
National Grid PLC, 5.42%, 01/11/2034	345,000	342,891
		1,216,044
Wireline Telecommunications Services — 0.1%
British Telecommunications Ltd., 5.13%, 12/04/2028	658,000	661,740
Total Foreign Corporate Bonds (Cost $24,022,582)		24,050,067
U.S. Government Agency Issues — 1.8%
Federal Farm Credit Banks Funding Corp
4.50%, 03/26/2027	20,000	20,007
1.00%, 08/03/2027	25,000	24,227
0.86%, 10/05/2027	44,000	42,295
3.63%, 03/09/2028	580,000	573,548
3.81%, 04/21/2028	460,000	455,963
4.25%, 12/15/2028	63,000	62,665
1.55%, 03/15/2029	8,000	7,437
4.13%, 03/20/2029	10,000	9,909
1.19%, 07/16/2029	7,000	6,374
1.14%, 08/20/2029	30,000	27,185
1.23%, 09/10/2029	71,000	64,281
1.74%, 06/03/2030	1,280,000	1,159,476
1.25%, 06/24/2030	21,000	18,518
1.60%, 07/15/2030	33,000	29,561
1.55%, 07/26/2030	134,000	119,255
1.15%, 08/12/2030	25,000	21,880
1.24%, 09/03/2030	711,000	621,567
1.32%, 09/09/2030	22,000	19,244
1.22%, 09/23/2030	1,201,000	1,054,022
1.30%, 02/03/2031	75,000	65,217

The accompanying notes are an integral part of these financial statements.

57

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
U.S. Government Agency Issues — continued
1.67%, 03/03/2031	$31,000	$27,207
1.99%, 03/17/2031	367,000	328,408
2.02%, 04/01/2031	174,000	154,880
4.75%, 05/02/2031	277,000	281,004
1.88%, 06/16/2031	42,000	37,027
3.30%, 03/23/2032	474,000	443,209
4.47%, 02/23/2034	4,214,000	4,056,055
1.69%, 08/20/2035	196,000	148,782
1.68%, 09/17/2035	55,000	41,890
2.10%, 02/25/2036	21,000	16,450
5.15%, 02/17/2039	488,000	466,776
5.54%, 09/18/2045	176,000	166,643
Federal Home Loan Banks
2.50%, 12/10/2027	140,000	136,538
3.00%, 03/10/2028	10,000	9,778
3.25%, 06/09/2028	140,000	137,366
4.50%, 03/09/2029	250,000	250,620
2.13%, 12/14/2029	150,000	139,232
1.50%, 03/14/2031	1,760,000	1,542,194
4.75%, 03/10/2034	165,000	164,908
Federal Home Loan Mortgage Corp.
0.90%, 10/13/2027	38,000	36,551
0.00%, 12/14/2029(g)	393,000	338,942
0.00%, 12/17/2029(g)	535,000	462,088
0.00%, 11/15/2038(g)	2,042,000	1,087,571
3.92%, 01/16/2029	1,580,000	1,562,380
4.30%, 09/26/2030	1,109,000	1,098,904
Tennessee Valley Authority
4.88%, 01/15/2048	716,000	668,199
5.25%, 02/01/2055	235,000	220,727
4.25%, 09/15/2065	229,000	176,863
Total U.S. Government Agency Issues (Cost $18,997,757)		18,603,823
Foreign Government Debt Obligations — 1.2%
Chile Government International Bond, 2.55%, 07/27/2033	450,000	380,475
Costa Rica Government International Bond, 7.16%, 03/12/2045	220,000	234,366
Guatemala Government Bond, 6.55%, 02/06/2037(c)	200,000	208,549
Hungary Government International Bond, 5.50%, 06/16/2034(c)	475,000	476,999
Indonesia Government International Bond
4.30%, 03/31/2052	400,000	303,916
4.45%, 04/15/2070	207,000	153,847
Ivory Coast Government International Bond, 8.08%, 04/01/2036(c)	200,000	215,143

The accompanying notes are an integral part of these financial statements.

58

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Foreign Government Debt Obligations — continued
Kazakhstan Government International Bond, 4.41%, 10/28/2030(c)	$200,000	$196,663
Korea Development Bank, 4.00%, 01/28/2031	700,000	681,038
Mexico Government International Bond
6.00%, 05/13/2030	205,000	210,387
5.85%, 07/02/2032	235,000	235,385
6.00%, 05/07/2036	349,000	341,392
6.88%, 05/13/2037	550,000	566,280
6.63%, 01/29/2038	240,000	240,358
5.55%, 01/21/2045	140,000	122,683
6.34%, 05/04/2053	403,000	363,607
6.40%, 05/07/2054	333,000	302,447
7.38%, 05/13/2055	599,000	611,096
Morocco Government International Bond, 6.50%, 09/08/2033(c)	200,000	209,753
Oman Government International Bond, 6.50%, 03/08/2047(c)	200,000	202,848
Panama Government International Bond, 2.25%, 09/29/2032	200,000	165,784
Paraguay Government International Bond, 5.40%, 03/30/2050(c)	260,000	228,285
Peruvian Government International Bond
3.00%, 01/15/2034	157,000	133,351
5.50%, 03/30/2036	300,000	296,160
3.30%, 03/11/2041	141,000	106,597
3.55%, 03/10/2051	140,000	93,569
Philippine Government International Bond
7.75%, 01/14/2031	211,000	234,051
6.38%, 10/23/2034	394,000	418,966
Province of British Columbia Canada, 4.05%, 04/23/2031	315,000	307,702
Province of Ontario Canada, 4.85%, 05/29/2036	180,000	177,668
Province of Quebec Canada
4.63%, 08/28/2035	410,000	399,986
4.63%, 06/03/2036	365,000	354,046
Republic of Poland Government International Bond
4.63%, 03/18/2029	15,000	15,013
5.38%, 02/12/2035	140,000	138,888
5.50%, 04/04/2053	130,000	116,207
5.50%, 03/18/2054	946,000	845,806
Republic of South Africa Government International Bond, 5.00%, 10/12/2046	200,000	153,081
Romanian Government International Bond, 7.50%, 02/10/2037(c)	400,000	426,524
Uruguay Government International Bond
4.38%, 01/23/2031	104,000	103,076
5.75%, 10/28/2034	275,000	282,150
4.13%, 11/20/2045	138,000	114,735
4.98%, 04/20/2055	324,000	277,425
Total Foreign Government Debt Obligations (Cost $11,874,738)		11,646,302

The accompanying notes are an integral part of these financial statements.

59

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Non-Agency Commercial Mortgage Backed Securities — 0.4%
Banc of America Re-Remic Trust, Series 2024-BHP, Class B, 6.54% (1 mo. Term SOFR + 2.90%), 08/15/2039(c)	$80,000	$79,975
BLP Commercial Mortgage Trust
Series 2025-IND, Class D, 5.89% (1 mo. Term SOFR + 2.25%), 03/15/2042(c)	175,187	175,054
Series 2025-IND2, Class D, 6.29% (1 mo. Term SOFR + 2.65%), 12/15/2042(c)	192,763	193,452
BX Trust
Series 2019-OC11, Class C, 3.86%, 12/09/2041(c)	285,000	269,583
Series 2024-VLT4, Class E, 6.53% (1 mo. Term SOFR + 2.89%), 06/15/2041(c)	204,374	201,337
Series 2024-XL5, Class D, 6.33% (1 mo. Term SOFR + 2.69%), 03/15/2041(c)	175,884	176,877
Series 2025-ARIA, Class C, 5.70%, 12/13/2042(c)(e)	511,000	505,536
Series 2025-GW, Class D, 6.39% (1 mo. Term SOFR + 2.75%), 07/15/2042(c)	192,000	193,125
Series 2025-ROIC, Class D, 5.63% (1 mo. Term SOFR + 1.99%), 03/15/2030(c)	339,312	339,847
Series 2025-VLT7, Class D, 6.89% (1 mo. Term SOFR + 3.25%), 07/15/2044(c)	255,000	254,815
Series 2025-VOLT, Class C, 5.99% (1 mo. Term SOFR + 2.35%), 12/15/2044(c)	205,000	204,118
Series 2025-VOLT, Class D, 6.39% (1 mo. Term SOFR + 2.75%), 12/15/2044(c)	185,000	184,518
Series 2026-LBTY, Class D, 5.55% (1 mo. Term SOFR + 1.90%), 08/15/2048(c)	115,000	115,011
Series 2026-OPTM, Class C, 5.24% (1 mo. Term SOFR + 1.60%), 03/15/2039(c)	348,000	345,467
Series 2026-XL6, Class D, 5.74% (1 mo. Term SOFR + 2.10%), 03/15/2043(c)	116,690	117,206
CONE Trust 2024-DFW1, Series 2024-DFW1, Class D, 6.68% (1 mo. Term SOFR + 3.04%), 08/15/2041(c)	92,000	91,529
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 5.89% (1 mo. Term SOFR + 2.25%), 03/15/2042(c)	266,000	266,467
LBA Trust, Series 2026-LBA6, Class C, 5.24% (1 mo. Term SOFR + 1.60%), 07/15/2043(c)	413,000	413,703
NYC Commercial Mortgage Trust, Series 2025-3BP, Class D, 6.08% (1 mo. Term SOFR + 2.44%), 02/15/2042(c)	100,000	100,177
SDAL Trust, Series 2025-DAL, Class C, 7.58% (1 mo. Term SOFR + 3.94%), 04/15/2042(c)	247,000	248,326
SFO Commercial Mortgage Trust, Series 2021-555, Class D, 6.40% (1 mo. Term SOFR + 2.76%), 05/15/2038(c)	124,000	123,689
Total Non-agency Commercial Mortgage Backed Securities (Cost $4,598,961)		4,599,812
Foreign Government Agency Issues — 0.3%
Asian Development Bank
1.50%, 01/20/2027	330,000	325,962
3.75%, 04/25/2028	135,000	133,392
Export-Import Bank of Korea, 3.75%, 09/22/2030	490,000	474,068
Indonesia Government International Bond, 5.25%, 01/15/2030	274,000	277,394
Inter-American Development Bank
1.50%, 01/13/2027	411,000	406,173
4.13%, 02/15/2029	208,000	206,127
International Bank for Reconstruction & Development, 1.38%, 04/20/2028	93,000	88,465
International Finance Corp., 4.38%, 01/15/2027	56,000	55,912

The accompanying notes are an integral part of these financial statements.

60

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Foreign Government Agency Issues — continued
Japan International Cooperation Agency, 4.38%, 05/28/2031	$340,000	$336,113
Province of British Columbia Canada, 4.80%, 06/11/2035	305,000	301,532
Total Foreign Government Agency Issues (Cost $2,621,777)		2,605,138
Collateralized Loan Obligations — 0.0%(b)
BDS Ltd.
Series 2026-FL18, Class A, 4.95% (1 mo. Term SOFR + 1.30%), 02/19/2044(c)	290,000	290,087
Series 2026-FL18, Class B, 5.35% (1 mo. Term SOFR + 1.70%), 02/19/2044(c)	196,000	195,446
Total Collateralized Loan Obligations (Cost $486,000)		485,533
	Units
Short-Term Investments
Investments Purchased with Collateral from Securities Lending — 1.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(i)	10,160,005	10,160,005
Total Investments Purchased with Collateral from Securities Lending (Cost $10,160,005)		10,160,005
	Shares
Money Market Funds — 0.9%
First American Government Obligations Fund — Class X, 3.59%(i)	9,495,375	9,495,375
Total Money Market Funds (Cost $9,495,375)		9,495,375
	Par
U.S. Treasury Bills — 0.2%
3.74%, 11/12/2026(j)	$1,350,000	1,339,927
Total U.S. Treasury Bills (Cost $1,339,998)		1,339,927
Total Investments — 100.8% (Cost $1,031,826,744)		1,013,817,809
Liabilities in Excess of Other Assets — (0.8)%		(7,927,191)
Total Net Assets — 100.0%		$1,005,890,618

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $9,942,763.
(b)	Represents less than 0.05% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $128,638,047 or 12.8% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of August 31, 2026.
(e)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
The accompanying notes are an integral part of these financial statements.

61

ActivePassive Core Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026
(g)	Zero coupon bonds make no periodic interest payments.
(h)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of August 31, 2026.

(i)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(j)	The rate shown is the annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

62

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments
August 31, 2026

	Par	Value
Municipal Bonds — 94.3%
Alabama — 3.2%
Alabama Economic Settlement Authority, 4.00%, 09/15/2033	$90,000	$89,501
Alabama Federal Aid Highway Finance Authority, 5.00%, 09/01/2036	50,000	49,875
Alabama Public School and College Authority, 5.00%, 11/01/2027	35,000	35,877
Black Belt Energy Gas District
5.00%, 10/01/2035	195,000	201,563
5.50%, 06/01/2049(a)	20,000	20,823
4.00%, 06/01/2051(a)	280,000	281,805
4.00%, 07/01/2052(a)	20,000	20,077
4.00%, 10/01/2052(a)	80,000	80,429
4.00%, 12/01/2052(a)	510,000	509,075
5.50%, 11/01/2053(a)	30,000	31,089
5.25%, 01/01/2054(a)	40,000	41,586
5.50%, 10/01/2054(a)	75,000	79,555
5.00%, 03/01/2055(a)	760,000	791,584
5.25%, 05/01/2055(a)	20,000	20,530
5.00%, 10/01/2055(a)	610,000	635,051
5.00%, 12/01/2055(a)	55,000	57,217
5.00%, 12/01/2055(a)	905,000	942,075
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2030	85,000	90,605
5.00%, 10/01/2031	175,000	188,037
Energy Southeast A Cooperative District, 5.25%, 07/01/2054(a)	195,000	204,000
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054(a)	1,155,000	1,202,494
Southeast Energy Authority A Cooperative District
5.25%, 11/01/2032	380,000	400,396
5.00%, 09/01/2035	290,000	306,709
4.00%, 12/01/2051(a)	170,000	168,940
5.50%, 01/01/2053(a)	230,000	242,311
5.00%, 05/01/2053(a)	180,000	184,582
5.00%, 10/01/2055(a)	225,000	234,114
5.25%, 11/01/2055(a)	680,000	719,589
		7,829,489
Alaska — 0.0%(b)
State of Alaska, 5.00%, 08/01/2029	10,000	10,620
Arizona — 1.2%
Chandler Industrial Development Authority, 3.80%, 12/01/2035(a)	135,000	135,890
City of Mesa AZ Utility System Revenue
5.00%, 07/01/2030	1,500,000	1,616,020
4.00%, 07/01/2034	75,000	75,540
Gilbert Water Resource Municipal Property Corp., 5.00%, 07/15/2031	20,000	21,845

The accompanying notes are an integral part of these financial statements.

63

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Arizona — continued
Industrial Development Authority of the County of Pima, 5.00%, 04/01/2031	$270,000	$284,563
Maricopa County Industrial Development Authority
5.00%, 01/01/2033	190,000	190,939
5.00%, 12/01/2034	180,000	196,207
Maricopa County Pollution Control Corp., 2.40%, 06/01/2035	55,000	47,485
Maricopa County Special Health Care District, 5.00%, 07/01/2030	65,000	69,681
Maricopa County Union High School District No 210-Phoenix, 5.00%, 07/01/2027	20,000	20,364
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2030	45,000	46,216
5.00%, 01/01/2031	20,000	20,519
5.00%, 01/01/2032	195,000	214,073
Salt Verde Financial Corp., 5.00%, 12/01/2032	90,000	93,837
State of Arizona, 5.00%, 10/01/2028	30,000	31,418
		3,064,597
Arkansas — 0.0%(b)
City of Fayetteville AR Sales & Use Tax Revenue, 2.88%, 11/01/2032	125,000	124,716
California — 10.8%
Alameda Corridor Transportation Authority, 0.00%, 10/01/2034(c)	20,000	14,789
Alameda County Joint Powers Authority, 5.00%, 12/01/2032	20,000	22,585
Anaheim Housing & Public Improvements Authority, 5.00%, 10/01/2033	20,000	21,314
Anaheim Public Financing Authority
0.00%, 09/01/2027(c)	20,000	19,399
0.00%, 09/01/2028(c)	85,000	80,017
0.00%, 09/01/2031(c)	210,000	177,530
0.00%, 09/01/2032(c)	230,000	186,855
0.00%, 09/01/2033(c)	90,000	70,136
Bay Area Toll Authority
4.00%, 04/01/2029	35,000	35,201
4.00%, 04/01/2032	285,000	285,780
5.00%, 04/01/2034	20,000	22,767
5.00%, 04/01/2035	60,000	67,702
Bay Area Water Supply & Conservation Agency, 5.00%, 10/01/2027	15,000	15,391
Beverly Hills Unified School District CA, 0.00%, 08/01/2033(c)	130,000	103,975
California Community Choice Financing Authority
5.00%, 12/01/2035	350,000	373,991
4.00%, 02/01/2052(a)	135,000	135,205
4.00%, 10/01/2052(a)	85,000	85,362
5.00%, 07/01/2053(a)	40,000	41,317
5.00%, 12/01/2053(a)	255,000	263,027

The accompanying notes are an integral part of these financial statements.

64

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 02/01/2054(a)	$235,000	$244,102
5.25%, 11/01/2054(a)	390,000	407,816
5.00%, 02/01/2055(a)	355,000	378,760
5.00%, 02/01/2055(a)	350,000	367,471
5.00%, 10/01/2055(a)	470,000	473,998
5.00%, 01/01/2056(a)	1,250,000	1,335,635
5.00%, 03/01/2056(a)	635,000	670,037
5.00%, 04/01/2056(a)	120,000	126,020
California Educational Facilities Authority, 5.00%, 03/01/2055(a)	680,000	778,702
California Health Facilities Financing Authority
5.00%, 12/01/2028	65,000	67,468
5.00%, 12/01/2031	110,000	117,660
5.00%, 08/15/2032	20,000	19,983
4.00%, 03/01/2033	670,000	670,005
5.00%, 11/15/2033	20,000	22,700
5.00%, 12/01/2034	95,000	102,011
California Housing Finance Agency, 3.75%, 03/25/2035	325,132	322,642
California Infrastructure & Economic Development Bank
5.00%, 10/01/2026	65,000	64,975
5.00%, 10/01/2026	20,000	19,992
5.00%, 01/01/2028	15,000	15,403
5.00%, 06/01/2028	75,000	78,351
5.00%, 10/01/2028	45,000	47,370
5.00%, 10/01/2028	220,000	222,901
5.00%, 11/01/2030	95,000	103,886
5.00%, 10/01/2031	20,000	22,181
5.00%, 04/01/2033	80,000	90,472
4.00%, 10/01/2045	35,000	34,960
3.00%, 10/01/2047(a)	200,000	199,573
California State Public Works Board
5.00%, 10/01/2029	20,000	20,436
5.00%, 12/01/2029	105,000	112,152
5.00%, 02/01/2030	25,000	26,774
5.00%, 09/01/2033	135,000	150,518
5.00%, 09/01/2034	110,000	121,676
California State University
5.00%, 11/01/2027	20,000	20,267
3.13%, 11/01/2051(a)	150,000	149,752
California Statewide Communities Development Authority
4.13%, 03/01/2034	665,000	665,028
5.00%, 04/01/2036(a)	40,000	42,355

The accompanying notes are an integral part of these financial statements.

65

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
California — continued
5.00%, 04/01/2038(a)	$70,000	$74,122
5.00%, 04/01/2038(a)	25,000	26,472
5.00%, 04/01/2045(a)	45,000	47,650
5.00%, 04/01/2046(a)	70,000	74,122
Central Valley Energy Authority, 5.00%, 12/01/2055(a)	350,000	368,679
City & County of San Francisco CA
5.00%, 06/15/2027	20,000	20,357
5.00%, 06/15/2028	70,000	72,960
5.00%, 04/01/2029	20,000	21,201
City of Los Angeles CA Wastewater System Revenue, 5.00%, 06/01/2035	25,000	28,710
City of Los Angeles Department of Airports, 5.00%, 05/15/2031	25,000	26,929
City of San Francisco CA Public Utilities Commission Water Revenue
5.00%, 11/01/2032	95,000	95,114
5.00%, 11/01/2035	115,000	128,320
Coast Community College District
0.00%, 08/01/2028(c)	20,000	18,926
4.50%, 08/01/2039	100,000	101,788
County of San Bernardino CA, 5.00%, 10/01/2027	35,000	35,902
East Side Union High School District, 5.00%, 08/01/2031	70,000	77,176
Foothill-Eastern Transportation Corridor Agency, 0.00%, 01/01/2028(c)	45,000	43,469
Glendale Community College District, 5.25%, 08/01/2041	40,000	40,985
Golden State Tobacco Securitization Corp., 0.00%, 06/01/2028(c)	100,000	95,693
Grossmont Union High School District, 0.00%, 08/01/2032(c)	120,000	98,564
Kern High School District, 5.00%, 08/01/2033	20,000	22,734
Long Beach Bond Finance Authority
5.00%, 11/15/2029	70,000	73,288
5.00%, 11/15/2035	325,000	348,339
Los Angeles Community College District
5.00%, 08/01/2029	20,000	21,426
5.00%, 08/01/2029	20,000	21,426
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 06/01/2032	155,000	170,346
Los Angeles Department of Water & Power
5.00%, 07/01/2027	30,000	30,554
5.00%, 07/01/2029	45,000	47,546
5.00%, 07/01/2031	1,250,000	1,354,575
5.00%, 07/01/2032	445,000	464,798
5.00%, 07/01/2033	105,000	115,194
5.00%, 07/01/2033	30,000	32,913
5.00%, 07/01/2035	90,000	97,104
5.00%, 07/01/2035	245,000	265,614

The accompanying notes are an integral part of these financial statements.

66

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
California — continued
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/2028	$65,000	$67,770
5.00%, 07/01/2029	25,000	26,449
Los Angeles Unified School District
5.00%, 07/01/2028	20,000	20,856
5.00%, 07/01/2029	15,000	15,432
5.00%, 07/01/2030	50,000	54,035
3.00%, 07/01/2031	255,000	248,726
3.00%, 07/01/2032	145,000	139,801
5.00%, 07/01/2034	20,000	22,267
5.00%, 10/01/2034	15,000	17,049
5.00%, 10/01/2034	5,000	5,512
Marin Community College District, 4.00%, 08/01/2041	35,000	35,182
Metropolitan Water District of Southern California
5.00%, 07/01/2027	45,000	45,853
5.00%, 07/01/2029	70,000	74,828
5.00%, 07/01/2031	80,000	88,747
5.00%, 07/01/2031	15,000	15,783
M-S-R Energy Authority
7.00%, 11/01/2034	595,000	700,203
7.00%, 11/01/2034	310,000	363,900
Municipal Improvement Corp. of Los Angeles
5.00%, 05/01/2027	105,000	106,450
5.00%, 11/01/2028	190,000	190,327
5.00%, 11/01/2031	220,000	220,378
4.00%, 11/01/2033	115,000	115,009
5.00%, 11/01/2035	20,000	22,498
New Haven Unified School District
0.00%, 08/01/2033(c)	175,000	137,046
0.00%, 08/01/2034(c)	85,000	63,685
Northern California Power Agency, 5.00%, 07/01/2030	170,000	184,233
Northern California Sanitation Agencies Financing Authority
5.00%, 12/01/2029	85,000	91,697
3.00%, 12/01/2034	35,000	33,692
Poway Unified School District, 0.00%, 08/01/2032(c)	25,000	20,640
Rancho Santiago Community College District, 0.00%, 09/01/2030(c)	50,000	44,184
Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2033	245,000	271,400
Sacramento Municipal Utility District
5.00%, 08/15/2049(a)	335,000	373,320
5.00%, 08/15/2055(a)	285,000	311,167

The accompanying notes are an integral part of these financial statements.

67

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
California — continued
San Diego County Regional Transportation Commission
5.00%, 04/01/2030	$15,000	$16,271
5.00%, 04/01/2034	20,000	22,507
San Diego County Water Authority
5.00%, 05/01/2028	20,000	20,737
5.00%, 05/01/2030	75,000	81,227
5.00%, 05/01/2030	230,000	249,095
San Francisco City & County Public Utilities Commission Wastewater Revenue
5.00%, 10/01/2029	65,000	69,658
5.00%, 10/01/2031	20,000	22,141
5.00%, 10/01/2034	80,000	88,528
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/15/2032(c)	20,000	16,547
4.00%, 01/15/2034	30,000	30,552
San Joaquin Valley Clean Energy Authority, 5.50%, 01/01/2056(a)	85,000	91,539
San Jose Redevelopment Agency Successor Agency, 5.00%, 08/01/2034	70,000	70,939
San Mateo County Community College District, 0.00%, 09/01/2033(c)	25,000	19,739
Santa Clara Unified School District, 5.00%, 07/01/2031	20,000	22,129
Santa Clara Valley Transportation Authority, 5.00%, 04/01/2034	55,000	62,034
Santa Clara Valley Water District Safe Clean Water Revenue, 5.00%, 12/01/2026	160,000	160,327
Southern California Public Power Authority
5.00%, 07/01/2027	15,000	15,261
5.00%, 07/01/2029	20,000	21,160
5.00%, 07/01/2031	40,000	43,238
5.00%, 11/01/2033	865,000	903,380
5.00%, 04/01/2055(a)	270,000	279,757
State of California
5.00%, 09/01/2028	30,000	31,342
5.00%, 11/01/2028	155,000	162,321
3.00%, 09/01/2029	85,000	84,594
5.00%, 10/01/2029	20,000	21,286
3.25%, 09/01/2031	5,000	4,979
5.00%, 11/01/2031	130,000	133,191
5.00%, 04/01/2032	105,000	115,707
3.50%, 09/01/2032	5,000	4,988
3.00%, 09/01/2033	270,000	261,602
5.00%, 08/01/2034	20,000	22,401
5.00%, 03/01/2035	1,590,000	1,682,507
3.13%, 04/01/2035	20,000	19,415
5.00%, 04/01/2035	350,000	379,920
3.50%, 08/01/2035	635,000	626,878

The accompanying notes are an integral part of these financial statements.

68

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
California — continued
State of California Department of Water Resources
5.00%, 12/01/2028	$185,000	$195,493
5.00%, 12/01/2030	210,000	230,578
5.00%, 12/01/2031	305,000	333,941
5.00%, 12/01/2032	35,000	38,219
5.00%, 12/01/2033	30,000	30,876
5.00%, 12/01/2034	40,000	44,630
5.00%, 12/01/2035	20,000	21,240
University of California
5.00%, 05/15/2029	30,000	31,818
5.00%, 05/15/2029	15,000	15,917
5.00%, 05/15/2029	35,000	35,514
5.00%, 05/15/2031	20,000	21,826
5.00%, 05/15/2032	140,000	144,601
4.00%, 05/15/2033	50,000	50,162
5.00%, 05/15/2034	55,000	61,817
5.00%, 05/15/2036	390,000	439,434
Ventura County Community College District, 3.13%, 08/01/2031	35,000	34,843
Yosemite Community College District, 0.00%, 08/01/2031(c)	40,000	33,844
		26,650,140
Colorado — 1.2%
Adams & Arapahoe Counties Joint School District 28J Aurora
5.00%, 12/01/2030	60,000	60,197
5.00%, 12/01/2032	190,000	190,625
City & County of Denver CO, 5.00%, 12/01/2032	35,000	38,656
City & County of Denver CO Airport System Revenue
5.00%, 11/15/2027	35,000	35,887
5.00%, 11/15/2032	250,000	275,246
5.00%, 11/15/2032	335,000	335,327
Colorado Bridge & Tunnel Enterprise
5.00%, 12/01/2030	20,000	21,674
5.00%, 12/01/2033	150,000	167,608
Colorado Health Facilities Authority
5.00%, 01/01/2027	35,000	35,178
5.00%, 08/01/2028	55,000	56,898
5.00%, 08/01/2028	20,000	20,690
5.00%, 05/15/2032	20,000	21,773
5.00%, 05/15/2034	125,000	134,238
3.13%, 09/01/2042	105,000	104,737

The accompanying notes are an integral part of these financial statements.

69

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Colorado — continued
5.00%, 11/15/2049(a)	$65,000	$65,162
5.00%, 11/15/2057(a)	135,000	147,257
Denver City & County School District No 1
4.00%, 12/01/2027	130,000	132,018
5.00%, 12/01/2034	20,000	22,507
Douglas County School District No Re-1 Douglas & Elbert Counties
5.00%, 12/15/2026	40,000	40,195
5.00%, 12/15/2028	35,000	36,776
E-470 Public Highway Authority, 0.00%, 09/01/2032(c)	55,000	45,106
Regional Transportation District, 4.00%, 07/15/2034	110,000	109,547
Regional Transportation District Sales Tax Revenue
5.00%, 11/01/2026	45,000	45,068
5.00%, 11/01/2027	50,000	51,288
5.00%, 11/01/2029	25,000	26,628
5.00%, 11/01/2031	40,000	43,787
5.00%, 11/01/2033	10,000	10,192
State of Colorado
5.00%, 12/15/2026	200,000	200,819
5.00%, 12/15/2026	80,000	80,328
5.00%, 12/15/2027	40,000	41,068
5.00%, 12/15/2031	20,000	21,863
5.00%, 03/15/2032	235,000	237,033
4.00%, 12/15/2035	105,000	104,715
		2,960,091
Connecticut — 2.3%
Aquarion Water Authority, 5.25%, 02/01/2031	2,000,000	2,175,985
Connecticut State Health & Educational Facilities Authority, 5.00%, 07/01/2029	160,000	169,815
State of Connecticut
5.00%, 09/15/2026	420,000	419,332
5.00%, 08/15/2028	1,000,000	1,044,408
4.00%, 01/15/2033	20,000	20,345
4.00%, 01/15/2034	270,000	276,013
State of Connecticut Special Tax Revenue
5.00%, 05/01/2027	20,000	20,277
5.00%, 07/01/2027	95,000	96,611
5.00%, 07/01/2027	30,000	30,536
5.00%, 05/01/2031	65,000	69,597
5.00%, 07/01/2033	1,200,000	1,337,636
		5,660,555

The accompanying notes are an integral part of these financial statements.

70

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Delaware — 0.5%
Delaware Transportation Authority, 5.00%, 07/01/2028	$140,000	$145,787
State of Delaware
5.00%, 01/01/2027	81,000	81,460
5.00%, 02/01/2027	105,000	105,816
5.00%, 01/01/2028	150,000	154,469
5.00%, 05/01/2028	70,000	72,627
5.00%, 01/01/2029	105,000	110,518
5.00%, 05/01/2029	55,000	58,248
5.00%, 02/01/2031	30,000	32,678
5.00%, 03/01/2031	35,000	38,170
5.00%, 05/01/2033	40,000	44,765
University of Delaware, 5.00%, 11/01/2035	345,000	380,990
		1,225,528
District of Columbia — 1.0%
District of Columbia
5.00%, 01/01/2027	35,000	35,187
5.00%, 06/01/2027	45,000	45,732
5.00%, 10/15/2028	250,000	261,695
5.00%, 12/01/2028	20,000	20,959
5.00%, 01/01/2029	45,000	47,292
5.00%, 10/15/2029	115,000	121,512
5.00%, 01/01/2030	55,000	58,734
5.00%, 12/01/2032	90,000	99,454
5.00%, 06/01/2033	10,000	10,117
5.00%, 08/01/2033	100,000	111,080
5.00%, 10/15/2033	405,000	422,966
5.00%, 12/01/2033	45,000	50,097
District of Columbia Income Tax Revenue
5.00%, 10/01/2026	105,000	104,952
5.00%, 03/01/2027	25,000	25,252
5.00%, 03/01/2027	15,000	15,151
5.00%, 10/01/2028	195,000	203,973
5.00%, 03/01/2029	20,000	21,083
5.00%, 10/01/2029	30,000	31,939
5.00%, 12/01/2029	25,000	26,687
5.00%, 03/01/2030	80,000	85,706
5.00%, 10/01/2030	55,000	59,375
5.00%, 03/01/2031	60,000	63,543
5.00%, 10/01/2031	50,000	54,632
District of Columbia Water & Sewer Authority, 5.00%, 10/01/2034	100,000	111,407

The accompanying notes are an integral part of these financial statements.

71

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
District of Columbia — continued
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 0.00%, 10/01/2032(c)	$30,000	$24,091
Washington Metropolitan Area Transit Authority Dedicated Revenue
5.00%, 07/15/2027	20,000	20,375
5.00%, 07/15/2028	85,000	88,558
5.00%, 07/15/2028	50,000	52,093
5.00%, 07/15/2028	20,000	20,837
5.00%, 07/15/2031	50,000	54,188
5.00%, 07/15/2032	20,000	21,837
4.00%, 07/15/2034	165,000	167,722
		2,538,226
Florida — 6.0%
Brevard County School District, 5.00%, 07/01/2029	110,000	116,008
Capital Trust Authority, 5.00%, 12/01/2030	1,300,000	1,384,962
Central Florida Expressway Authority
5.00%, 07/01/2027	830,000	846,748
5.00%, 07/01/2030	1,000,000	1,076,969
5.00%, 07/01/2030	20,000	21,523
5.00%, 07/01/2031	40,000	43,331
5.00%, 07/01/2032	70,000	76,322
4.00%, 07/01/2034	110,000	115,023
City of Gainesville FL Utilities System Revenue, 5.00%, 10/01/2034	2,000,000	2,211,339
City of Jacksonville FL, 5.00%, 10/01/2026	90,000	89,946
City of Miami Beach FL, 5.00%, 09/01/2034	1,000,000	1,106,732
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2028	110,000	112,556
5.00%, 10/01/2029	15,000	15,327
5.00%, 10/01/2032	40,000	44,058
5.00%, 10/01/2033	40,000	44,461
Florida Department of Management Services
5.00%, 11/01/2027	45,000	46,023
5.00%, 11/01/2028	365,000	382,319
Florida Municipal Power Agency, 5.00%, 10/01/2027	85,000	84,949
Hillsborough County School Board
5.00%, 07/01/2028	15,000	15,242
5.00%, 07/01/2029	355,000	374,986
JEA Electric System Revenue, 5.00%, 10/01/2027	725,000	744,437
JEA Water & Sewer System Revenue
5.00%, 10/01/2026	40,000	39,987
5.00%, 10/01/2026	25,000	24,992

The accompanying notes are an integral part of these financial statements.

72

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Florida — continued
5.00%, 10/01/2028	$310,000	$317,438
5.00%, 10/01/2030	20,000	21,687
Lee County Industrial Development Authority, 5.00%, 04/01/2029	20,000	20,996
Miami Beach Redevelopment Agency, 5.00%, 02/01/2034	1,000,000	1,100,503
Orlando Utilities Commission
5.00%, 10/01/2026	30,000	29,987
5.00%, 10/01/2034	30,000	33,602
Sarasota County Public Hospital District, 5.00%, 07/01/2034	60,000	65,612
Sarasota County School Board
5.00%, 07/01/2028	45,000	46,754
5.00%, 07/01/2033	70,000	77,110
School Board of Miami-Dade County, 4.00%, 08/01/2029	50,000	49,914
School District of Broward County
5.00%, 07/01/2028	30,000	31,109
5.00%, 07/01/2033	90,000	95,034
5.00%, 07/01/2035	170,000	181,168
Seminole County School District Sales Tax Revenue, 5.00%, 10/01/2033	180,000	199,832
State of Florida
5.00%, 06/01/2028	60,000	62,387
5.00%, 06/01/2029	20,000	21,202
5.00%, 06/01/2030	105,000	113,056
5.00%, 07/01/2030	105,000	113,155
5.00%, 06/01/2031	30,000	32,731
5.00%, 06/01/2031	30,000	32,731
5.00%, 06/01/2033	910,000	1,019,468
5.00%, 06/01/2033	65,000	72,637
State of Florida Department of Transportation Turnpike System Revenue
5.00%, 07/01/2028	20,000	20,809
5.00%, 07/01/2034	65,000	72,440
State of Florida Lottery Revenue, 5.00%, 07/01/2028	100,000	104,097
Tampa Bay Water, 6.00%, 10/01/2029	315,000	340,782
Volusia County Educational Facility Authority, 5.00%, 10/15/2030	1,500,000	1,611,559
		14,906,040
Georgia — 0.9%
Augusta GA Water & Sewer Revenue, 5.00%, 10/01/2031	205,000	221,782
Bartow County Development Authority, 3.95%, 12/01/2032(a)	90,000	90,926
City of Atlanta GA Water & Wastewater Revenue, 5.00%, 11/01/2033	20,000	20,501
Columbus Medical Center Hospital Authority, 5.00%, 07/01/2054(a)	45,000	46,897
Georgia Ports Authority, 5.00%, 07/01/2031	20,000	21,854
Georgia State Road & Tollway Authority, 5.00%, 06/01/2030	165,000	177,294

The accompanying notes are an integral part of these financial statements.

73

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Georgia — continued
Griffin-Spalding County School System
5.00%, 09/01/2027	$15,000	$15,320
5.00%, 09/01/2028	160,000	166,969
Gwinnett County Water & Sewerage Authority, 5.00%, 08/01/2029	60,000	63,789
Main Street Natural Gas, Inc.
5.50%, 09/15/2027	55,000	56,150
4.00%, 03/01/2050(a)	60,000	59,850
4.00%, 07/01/2052(a)	20,000	20,131
5.00%, 12/01/2055(a)	205,000	213,711
Municipal Electric Authority of Georgia, 5.00%, 01/01/2034	30,000	32,177
State of Georgia
5.00%, 07/01/2028	40,000	41,639
5.00%, 07/01/2028	415,000	417,509
5.00%, 07/01/2029	40,000	42,499
5.00%, 07/01/2030	60,000	62,267
5.00%, 02/01/2031	40,000	40,261
5.00%, 07/01/2031	50,000	54,728
5.00%, 07/01/2031	225,000	233,108
2.50%, 02/01/2033	170,000	158,925
		2,258,287
Hawaii — 0.8%
City & County Honolulu HI Wastewater System Revenue, 5.00%, 07/01/2030	1,000,000	1,001,924
City & County of Honolulu HI
5.00%, 03/01/2028	145,000	149,628
5.00%, 03/01/2028	20,000	20,638
5.00%, 09/01/2028	30,000	31,313
5.00%, 11/01/2028	55,000	57,586
5.00%, 03/01/2029	55,000	57,869
5.00%, 09/01/2029	20,000	20,814
5.00%, 03/01/2031	20,000	21,671
5.00%, 03/01/2031	95,000	101,211
State of Hawaii
5.00%, 01/01/2031	205,000	210,379
4.00%, 05/01/2031	20,000	20,046
4.00%, 10/01/2031	55,000	54,890
3.00%, 04/01/2032	105,000	101,277
3.25%, 01/01/2035	85,000	82,039
3.00%, 04/01/2035	155,000	143,395
		2,074,680

The accompanying notes are an integral part of these financial statements.

74

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Illinois — 8.9%
Board of Trustees of the University of Illinois, 5.50%, 04/01/2034	$120,000	$129,502
Chicago Board of Education
5.50%, 12/01/2026	5,000	5,006
0.00%, 12/01/2028(c)	130,000	119,522
0.00%, 12/01/2028(c)	95,000	87,343
0.00%, 12/01/2029(c)	95,000	83,828
0.00%, 12/01/2029(c)	75,000	66,180
0.00%, 12/01/2030(c)	220,000	185,867
0.00%, 12/01/2030(c)	70,000	59,139
Chicago Midway International Airport
5.00%, 01/01/2027	15,000	15,084
5.00%, 01/01/2028	20,000	20,591
5.00%, 01/01/2033	100,000	109,934
5.00%, 01/01/2034	50,000	54,705
Chicago O’Hare International Airport, 5.00%, 01/01/2034	50,000	52,540
Chicago Transit Authority Capital Grant Receipts Revenue
5.00%, 06/01/2027	20,000	20,249
5.00%, 06/01/2029	70,000	73,201
Chicago Transit Authority Sales Tax Receipts Fund, 5.00%, 12/01/2029	940,000	996,013
City of Chicago IL
5.00%, 01/01/2029	270,000	276,197
5.00%, 01/01/2032	140,000	143,389
5.00%, 01/01/2033	210,000	216,245
5.00%, 01/01/2033	125,000	127,561
4.00%, 01/01/2035	130,000	123,196
4.00%, 01/01/2035	145,000	137,124
4.00%, 01/01/2036	110,000	102,677
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2030	180,000	191,631
5.00%, 01/01/2031	560,000	604,597
5.00%, 01/01/2032	215,000	234,147
5.00%, 01/01/2033	140,000	152,572
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028	20,000	20,028
5.00%, 11/01/2031	510,000	555,860
5.00%, 11/01/2032	300,000	326,501
City of Springfield IL Electric Revenue, 5.00%, 03/01/2035	20,000	21,821
Cook Kane Lake & McHenry Counties Community College District No 512, 4.00%, 12/15/2029	20,000	20,412
Illinois Finance Authority
5.00%, 01/01/2027	30,000	30,162

The accompanying notes are an integral part of these financial statements.

75

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 07/01/2027	$110,000	$110,582
5.00%, 02/15/2029	30,000	30,197
5.00%, 04/01/2030	1,035,000	1,105,310
5.00%, 07/01/2031	110,000	110,502
5.00%, 04/01/2032	30,000	32,672
5.00%, 04/01/2032	20,000	21,782
5.00%, 04/01/2033	1,180,000	1,295,013
3.75%, 02/15/2034	65,000	65,133
4.00%, 01/01/2040	25,000	25,042
5.00%, 08/15/2064(a)	85,000	92,450
Illinois Sports Facilities Authority, 5.00%, 06/15/2029	20,000	20,843
Illinois State Toll Highway Authority
5.00%, 01/01/2027	85,000	85,466
5.00%, 01/01/2029	30,000	31,445
5.00%, 01/01/2030	265,000	282,123
5.00%, 01/01/2031	360,000	375,642
4.00%, 12/01/2031	40,000	39,923
Kendall Kane & Will Counties Community Unit School District No 308, 5.00%, 02/01/2029	125,000	130,820
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2030(c)	70,000	61,475
0.00%, 12/15/2030(c)	70,000	60,322
0.00%, 06/15/2031(c)	140,000	118,176
0.00%, 12/15/2031(c)	40,000	33,101
0.00%, 06/15/2032(c)	80,000	64,869
0.00%, 12/15/2032(c)	145,000	115,196
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2030	110,000	110,303
5.25%, 12/01/2033	100,000	112,655
5.25%, 12/01/2034	320,000	362,625
Regional Transportation Authority, 5.75%, 06/01/2029	90,000	95,137
Sales Tax Securitization Corp.
5.00%, 01/01/2027	80,000	80,377
5.00%, 01/01/2027	35,000	35,165
5.00%, 01/01/2028	60,000	61,557
5.00%, 01/01/2028	40,000	41,038
5.00%, 01/01/2028	25,000	25,649
5.00%, 01/01/2029	15,000	15,684
5.00%, 01/01/2030	175,000	185,450
5.00%, 01/01/2030	170,000	180,151
5.00%, 01/01/2032	285,000	307,477

The accompanying notes are an integral part of these financial statements.

76

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 01/01/2033	$105,000	$113,866
5.00%, 01/01/2033	65,000	70,489
5.00%, 01/01/2033	45,000	48,800
5.00%, 01/01/2034	90,000	98,034
5.00%, 01/01/2034	180,000	193,953
5.00%, 01/01/2034	65,000	70,039
5.00%, 01/01/2035	110,000	117,654
State of Illinois
5.00%, 10/01/2026	45,000	44,969
5.00%, 03/01/2027	20,000	20,171
5.00%, 05/01/2027	20,000	20,241
5.00%, 10/01/2027	185,000	188,882
5.00%, 11/01/2027	75,000	76,709
5.00%, 12/01/2027	20,000	20,487
5.00%, 02/01/2028	20,000	20,546
4.00%, 03/01/2028	20,000	20,250
5.00%, 03/01/2028	20,000	20,585
5.00%, 07/01/2028	105,000	108,740
5.00%, 10/01/2028	70,000	72,821
5.00%, 11/01/2028	385,000	393,175
5.00%, 02/01/2029	15,000	15,092
5.00%, 03/01/2029	20,000	20,929
5.00%, 03/01/2029	20,000	20,924
5.00%, 10/01/2029	15,000	15,812
5.25%, 10/01/2029	75,000	79,631
5.00%, 12/01/2029	40,000	42,246
4.00%, 02/01/2030	40,000	40,052
5.00%, 03/01/2030	35,000	37,065
5.00%, 03/01/2030	20,000	21,180
5.00%, 03/01/2030	20,000	21,180
5.00%, 05/01/2030	95,000	100,766
5.00%, 05/01/2030	20,000	21,214
5.50%, 05/01/2030	130,000	135,766
5.00%, 07/01/2030	55,000	58,428
5.00%, 10/01/2030	20,000	21,294
5.00%, 02/01/2031	20,000	21,348
5.00%, 03/01/2031	260,000	277,769
5.00%, 03/01/2031	40,000	42,734
5.00%, 03/01/2031	115,000	122,859
5.00%, 05/01/2031	45,000	48,132
5.00%, 12/01/2031	20,000	21,476

The accompanying notes are an integral part of these financial statements.

77

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Illinois — continued
5.00%, 12/01/2031	$20,000	$21,476
5.00%, 03/01/2032	45,000	48,401
5.00%, 03/01/2032	295,000	317,298
5.00%, 05/01/2032	80,000	86,128
5.00%, 05/01/2032	90,000	96,894
5.00%, 07/01/2032	15,000	16,156
5.00%, 12/01/2032	40,000	43,198
5.00%, 12/01/2032	115,000	116,843
5.00%, 03/01/2033	140,000	148,053
5.00%, 03/01/2033	20,000	21,392
5.00%, 03/01/2033	100,000	106,910
5.00%, 05/01/2033	175,000	187,351
5.00%, 07/01/2033	120,000	128,583
5.00%, 10/01/2033	125,000	134,104
5.00%, 12/01/2033	20,000	21,685
5.00%, 03/01/2034	175,000	184,243
5.00%, 03/01/2034	190,000	202,148
5.00%, 05/01/2034	225,000	244,201
5.00%, 05/01/2034	70,000	74,530
5.00%, 07/01/2034	65,000	68,977
5.00%, 09/01/2034	245,000	266,067
5.00%, 12/01/2034	70,000	75,381
5.00%, 03/01/2035	45,000	47,621
5.00%, 04/01/2035	1,750,000	1,906,103
5.00%, 05/01/2035	105,000	113,150
State of Illinois Sales Tax Revenue
5.00%, 06/15/2029	1,000,000	1,052,701
5.00%, 06/15/2032	1,250,000	1,353,776
5.00%, 06/15/2032	35,000	37,811
Winnebago & Boone Counties School District No 205 Rockford, 4.00%, 02/01/2035	620,000	620,012
		21,931,677
Indiana — 0.4%
Indiana Finance Authority
5.00%, 10/01/2026	40,000	39,970
5.00%, 02/01/2027	165,000	166,323
5.00%, 06/01/2027	355,000	356,222
5.00%, 06/01/2028	125,000	125,296
5.00%, 06/01/2029	70,000	74,072
5.00%, 10/01/2029	20,000	21,299

The accompanying notes are an integral part of these financial statements.

78

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Indiana — continued
5.00%, 02/01/2030	$90,000	$92,516
2.10%, 11/01/2049(a)	20,000	19,871
		895,569
Iowa — 0.4%
Iowa Finance Authority
5.00%, 08/01/2027	280,000	285,676
5.00%, 08/01/2029	15,000	15,264
5.00%, 08/01/2031	30,000	32,772
5.00%, 08/01/2034	45,000	49,810
5.00%, 12/01/2050(a)	470,000	520,499
		904,021
Kansas — 0.1%
State of Kansas Department of Transportation
5.00%, 09/01/2031	35,000	38,223
5.00%, 09/01/2032	80,000	88,272
5.00%, 09/01/2034	55,000	61,628
Wyandotte County Unified School District No 500 Kansas City, 4.00%, 09/01/2034	30,000	29,925
		218,048
Kentucky — 1.7%
Kentucky Bond Development Corp., 5.00%, 08/15/2055(a)	390,000	426,222
Kentucky Public Energy Authority
4.00%, 08/01/2052(a)	15,000	15,087
5.25%, 04/01/2054(a)	270,000	281,737
5.00%, 05/01/2055(a)	120,000	123,642
5.25%, 06/01/2055(a)	260,000	272,596
Kentucky State Property & Building Commission
5.00%, 11/01/2027	20,000	20,501
5.00%, 11/01/2027	40,000	40,053
5.00%, 11/01/2030	20,000	21,535
5.00%, 03/01/2032	1,000,000	1,096,281
5.00%, 10/01/2032	205,000	225,437
5.00%, 04/01/2034	1,250,000	1,387,888
5.00%, 10/01/2034	65,000	72,123
Kentucky Turnpike Authority, 5.00%, 07/01/2028	45,000	46,778
Louisville/Jefferson County Metropolitan Government
2.00%, 10/01/2033	100,000	84,612
5.00%, 10/01/2047(a)	110,000	114,953
		4,229,445

The accompanying notes are an integral part of these financial statements.

79

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Louisiana — 1.7%
Ernest N Morial New Orleans Exhibition Hall Authority, 5.00%, 07/15/2029	$200,000	$211,444
Louisiana Local Government Environmental Facilities & Community Development Auth, 3.50%, 11/01/2032	160,000	154,132
Louisiana Public Facilities Authority, 5.00%, 05/15/2030	600,000	636,257
State of Louisiana
5.00%, 05/01/2028	20,000	20,747
5.00%, 09/01/2028	20,000	20,887
5.00%, 02/01/2029	35,000	36,839
5.00%, 09/01/2029	750,000	799,165
5.00%, 09/01/2029	40,000	42,433
5.00%, 09/01/2030	75,000	80,608
5.00%, 09/01/2033	150,000	166,944
5.00%, 02/01/2034	25,000	27,841
State of Louisiana Gasoline & Fuels Tax Revenue
5.00%, 05/01/2029	30,000	31,637
5.00%, 05/01/2031	750,000	815,678
5.00%, 05/01/2034	1,000,000	1,116,415
		4,161,027
Maine — 0.6%
Finance Authority of Maine, 5.00%, 07/01/2027	20,000	20,334
Maine Municipal Bond Bank, 5.00%, 11/01/2028	1,275,000	1,340,774
		1,361,108
Maryland — 2.6%
County of Prince George’s MD
5.00%, 09/15/2029	105,000	111,831
5.00%, 07/01/2031	80,000	87,452
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2033	750,000	825,357
Maryland Stadium Authority
5.00%, 06/01/2029	775,000	819,815
5.00%, 03/01/2031	150,000	162,136
5.00%, 03/01/2033	155,000	171,139
State of Maryland
5.00%, 08/01/2027	65,000	66,300
5.00%, 03/15/2028	45,000	46,557
5.00%, 08/01/2029	210,000	223,019
5.00%, 03/15/2030	20,000	21,453
5.00%, 03/15/2031	135,000	146,885
5.00%, 08/01/2031	245,000	267,874
5.00%, 06/01/2032	1,140,000	1,261,645
2.00%, 08/01/2032	60,000	53,884
2.13%, 08/01/2033	45,000	40,015

The accompanying notes are an integral part of these financial statements.

80

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Maryland — continued
5.00%, 06/01/2034	$140,000	$156,779
5.00%, 06/01/2034	225,000	245,865
2.25%, 08/01/2034	70,000	61,556
State of Maryland Department of Transportation
5.00%, 10/01/2027	20,000	20,478
4.00%, 10/01/2030	735,000	757,550
3.00%, 09/01/2031	20,000	19,725
2.13%, 10/01/2031	275,000	254,000
2.50%, 10/01/2033	480,000	439,909
3.00%, 10/01/2033	65,000	62,631
3.50%, 10/01/2033	70,000	69,156
		6,393,011
Massachusetts — 1.8%
Commonwealth of Massachusetts
5.00%, 11/01/2031	40,000	43,948
5.00%, 01/01/2033	100,000	102,367
5.50%, 01/01/2034	1,030,000	1,154,045
2.00%, 03/01/2034	215,000	185,169
3.00%, 11/01/2034	115,000	108,377
3.00%, 03/01/2035	1,065,000	997,554
Massachusetts Development Finance Agency
5.00%, 10/01/2027	25,000	25,603
5.00%, 02/15/2033	95,000	105,488
5.00%, 07/01/2034	315,000	342,663
5.00%, 07/01/2035	20,000	22,428
5.00%, 07/01/2050(a)	70,000	73,910
5.00%, 10/01/2055(a)	435,000	480,441
Massachusetts Housing Finance Agency
3.35%, 06/01/2027	235,000	234,467
3.05%, 12/01/2027	590,000	590,460
		4,466,920
Michigan — 2.0%
Detroit Regional Convention Facility Authority, 5.00%, 10/01/2032	610,000	666,136
Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/01/2031	1,750,000	1,902,957
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2029	20,000	21,137
Michigan Finance Authority
5.00%, 04/15/2033	30,000	32,251
3.00%, 11/15/2033	975,000	921,341

The accompanying notes are an integral part of these financial statements.

81

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Michigan — continued
Michigan State Building Authority
5.00%, 10/15/2030	$215,000	$215,090
5.00%, 04/15/2033	510,000	565,439
Michigan State Housing Development Authority, 3.10%, 12/01/2031	395,000	390,323
Michigan State University, 5.00%, 08/15/2029	40,000	42,437
State of Michigan, 5.00%, 05/01/2027	15,000	15,215
State of Michigan Trunk Line Revenue
5.00%, 11/15/2030	20,000	21,652
5.00%, 11/15/2031	140,000	153,535
5.00%, 11/15/2032	10,000	11,081
5.00%, 11/15/2032	90,000	98,219
		5,056,813
Minnesota — 1.4%
City of Rochester MN
5.00%, 11/15/2034	90,000	100,163
5.00%, 11/15/2055(a)	195,000	210,530
Farmington Independent School District No 192, 5.00%, 02/01/2027	20,000	20,149
Minnesota Public Facilities Authority State Revolving Fund, 5.00%, 03/01/2033	20,000	22,144
Osseo Independent School District No 279, 5.00%, 02/01/2034	115,000	124,520
South Washington County Independent School District No 833, 5.00%, 02/01/2028	150,000	154,572
State of Minnesota
5.00%, 08/01/2028	925,000	967,951
5.00%, 08/01/2028	70,000	73,067
5.00%, 08/01/2028	50,000	52,191
5.00%, 09/01/2028	95,000	99,251
5.00%, 08/01/2029	420,000	446,160
5.00%, 09/01/2029	95,000	101,059
5.00%, 09/01/2029	20,000	21,276
5.00%, 09/01/2030	20,000	21,605
5.00%, 08/01/2031	20,000	21,877
5.00%, 11/01/2031	105,000	114,627
5.00%, 08/01/2032	110,000	121,711
5.00%, 08/01/2033	470,000	525,479
5.00%, 08/01/2033	100,000	111,804
5.00%, 08/01/2034	130,000	146,089
		3,456,225
Mississippi — 0.1%
State of Mississippi
5.00%, 10/01/2028	10,000	10,238
5.00%, 11/01/2032	100,000	100,150

The accompanying notes are an integral part of these financial statements.

82

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Mississippi — continued
5.00%, 11/01/2034	$50,000	$50,075
5.00%, 11/01/2035	20,000	20,030
West Rankin Utility Authority, 5.00%, 01/01/2048	150,000	154,469
		334,962
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2028	220,000	226,500
5.00%, 06/01/2031	20,000	21,453
5.00%, 04/01/2059(a)	515,000	562,697
Missouri Highway & Transportation Commission, 5.00%, 05/01/2029	1,000,000	1,060,386
Missouri State Environmental Improvement & Energy Resources Authority, 2.75%, 09/01/2033	20,000	18,042
		1,889,078
Montana — 0.0%(b)
City of Forsyth MT, 3.90%, 03/01/2031(a)	105,000	104,545
Nebraska — 0.4%
Omaha Public Power District
5.00%, 02/01/2027	20,000	20,145
5.00%, 02/01/2030	1,000,000	1,070,941
		1,091,086
Nevada — 0.7%
County of Clark Department of Aviation, 5.00%, 07/01/2032	100,000	105,030
County of Clark NV
5.00%, 07/01/2030	80,000	86,002
2.10%, 06/01/2031	145,000	132,229
Las Vegas Valley Water District
5.00%, 06/01/2027	105,000	106,675
5.00%, 06/01/2028	15,000	15,581
5.00%, 06/01/2029	20,000	21,169
5.00%, 06/01/2032	55,000	60,595
5.00%, 06/01/2033	20,000	22,260
5.00%, 06/01/2034	25,000	27,942
State of Nevada, 5.00%, 05/01/2032	25,000	27,519
State of Nevada Highway Improvement Revenue
3.00%, 12/01/2029	780,000	777,199
5.00%, 12/01/2030	50,000	50,688
4.00%, 12/01/2033	80,000	79,894
Truckee Meadows Water Authority, 5.00%, 07/01/2033	145,000	161,133
		1,673,916

The accompanying notes are an integral part of these financial statements.

83

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
New Hampshire — 0.2%
New Hampshire Health and Education Facilities Authority Act, 5.00%, 06/01/2035	$205,000	$232,393
New Hampshire Municipal Bond Bank, 5.00%, 02/15/2034	130,000	144,982
		377,375
New Jersey — 4.0%
New Jersey Economic Development Authority
5.00%, 07/01/2027	25,000	25,341
5.50%, 06/15/2029	55,000	55,338
5.00%, 11/01/2029	90,000	95,468
5.50%, 06/15/2030	65,000	65,399
5.50%, 06/15/2031	140,000	140,860
3.13%, 07/01/2031	430,000	419,751
4.00%, 07/01/2034	90,000	88,168
5.00%, 06/15/2036	175,000	175,826
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2034	25,000	27,626
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026(c)	65,000	64,283
0.00%, 12/15/2026(c)	130,000	128,566
0.00%, 12/15/2027(c)	40,000	38,387
5.00%, 06/15/2028	50,000	51,918
5.00%, 06/15/2028	110,000	114,220
0.00%, 12/15/2028(c)	180,000	167,374
0.00%, 12/15/2028(c)	20,000	18,597
5.00%, 12/15/2028	20,000	20,948
0.00%, 12/15/2029(c)	290,000	260,401
5.00%, 06/15/2030	650,000	696,988
0.00%, 12/15/2030(c)	25,000	21,644
4.10%, 06/15/2031	60,000	59,877
0.00%, 12/15/2031(c)	20,000	16,663
5.00%, 12/15/2031	100,000	105,617
5.00%, 06/15/2032	1,000,000	1,093,788
5.00%, 06/15/2032	260,000	283,702
5.00%, 06/15/2032	90,000	96,856
5.00%, 06/15/2032	85,000	92,117
5.25%, 06/15/2032	95,000	104,955
0.00%, 12/15/2032(c)	135,000	107,916
0.00%, 12/15/2032(c)	785,000	631,033
5.00%, 12/15/2032	20,000	21,054
0.00%, 12/15/2033(c)	105,000	80,362
0.00%, 12/15/2033(c)	140,000	107,150
5.00%, 12/15/2033	275,000	284,391

The accompanying notes are an integral part of these financial statements.

84

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
New Jersey — continued
5.00%, 06/15/2034	$20,000	$21,325
5.00%, 06/15/2034	20,000	21,586
5.00%, 06/15/2034	125,000	137,247
0.00%, 12/15/2034(c)	420,000	307,076
5.00%, 06/15/2035	530,000	566,897
5.00%, 06/15/2035	1,800,000	1,978,603
New Jersey Turnpike Authority
5.00%, 01/01/2027	145,000	145,770
5.00%, 01/01/2031	80,000	80,348
5.00%, 01/01/2031	475,000	488,515
5.00%, 01/01/2033	90,000	92,561
Tobacco Settlement Financing Corp., 5.00%, 06/01/2030	220,000	225,808
		9,828,320
New Mexico — 0.4%
City of Farmington NM, 3.90%, 06/01/2040(a)	20,000	20,152
New Mexico Finance Authority, 5.00%, 06/15/2028	30,000	31,140
State of New Mexico
5.00%, 03/01/2027	15,000	15,150
5.00%, 03/01/2028	15,000	15,481
5.50%, 03/01/2028	100,000	103,936
5.00%, 03/01/2029	175,000	184,562
5.00%, 03/01/2029	65,000	68,552
5.00%, 03/01/2030	20,000	21,413
5.00%, 03/01/2031	20,000	21,714
5.00%, 03/01/2032	20,000	21,977
5.00%, 03/01/2033	270,000	287,080
State of New Mexico Severance Tax Permanent Fund
5.00%, 07/01/2028	30,000	31,180
5.00%, 07/01/2028	20,000	20,787
5.00%, 07/01/2029	45,000	47,659
5.00%, 07/01/2030	50,000	53,714
		944,497
New York — 6.8%
City of New York NY
5.00%, 08/01/2027	25,000	25,500
5.00%, 08/01/2029	265,000	264,855
5.00%, 10/01/2031	40,000	43,568
4.00%, 08/01/2032	120,000	119,715
5.00%, 08/01/2032	1,260,000	1,380,446
5.00%, 12/01/2032	115,000	115,337
3.00%, 08/01/2034	850,000	795,199

The accompanying notes are an integral part of these financial statements.

85

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
New York — continued
5.00%, 08/01/2034	$40,000	$43,654
3.00%, 10/01/2034	280,000	261,653
County of Westchester NY, 4.00%, 12/01/2027	20,000	20,024
Empire State Development Corp.
5.00%, 03/15/2029	155,000	164,032
5.00%, 03/15/2030	40,000	42,850
5.00%, 03/15/2030	20,000	21,425
5.00%, 03/15/2033	90,000	95,583
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2027	20,000	20,177
5.00%, 02/15/2031	20,000	21,867
5.00%, 02/15/2032	95,000	95,667
5.00%, 02/15/2033	60,000	60,405
Long Island Power Authority
5.00%, 09/01/2030	20,000	21,629
5.00%, 09/01/2033	35,000	39,093
3.00%, 09/01/2049	35,000	34,734
1.50%, 09/01/2051(a)	25,000	24,937
Metropolitan Transportation Authority
5.00%, 11/15/2028	15,000	15,720
5.00%, 11/15/2028	20,000	20,048
5.00%, 11/15/2029	2,035,000	2,172,318
0.00%, 11/15/2032(c)	40,000	31,925
3.00%, 11/15/2032	100,000	92,853
4.00%, 11/15/2032	85,000	84,869
Metropolitan Transportation Authority Dedicated Tax Fund
3.00%, 11/15/2028	120,000	119,490
0.00%, 11/15/2032(c)	70,000	56,554
3.13%, 11/15/2033	165,000	156,008
Nassau County Local Economic Assistance Corp., 5.00%, 01/01/2032	150,000	165,450
New York City Housing Development Corp.
3.40%, 11/01/2062(a)	40,000	39,903
3.70%, 05/01/2063(a)	15,000	14,969
3.73%, 05/01/2063(a)	20,000	19,929
3.63%, 11/01/2063(a)	20,000	20,082
3.80%, 11/01/2063(a)	35,000	35,170
New York City Municipal Water Finance Authority
5.00%, 06/15/2029	35,000	37,167
5.00%, 06/15/2036	55,000	55,624

The accompanying notes are an integral part of these financial statements.

86

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2027	$230,000	$234,369
5.00%, 07/15/2029	20,000	21,264
5.00%, 07/15/2030	30,000	32,428
5.00%, 07/15/2031	25,000	27,402
5.00%, 07/15/2033	1,000,000	1,123,641
5.00%, 07/15/2033	295,000	305,187
5.00%, 07/15/2033	20,000	21,878
5.00%, 07/15/2034	210,000	212,715
4.00%, 07/15/2035	80,000	80,744
5.00%, 07/15/2035	110,000	113,416
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 11/01/2027	255,000	261,717
5.00%, 05/01/2028	20,000	20,764
5.00%, 11/01/2028	155,000	162,154
5.00%, 11/01/2029	60,000	60,739
3.00%, 08/01/2030	10,000	9,943
5.00%, 11/01/2030	35,000	37,700
5.00%, 11/01/2030	20,000	21,543
5.00%, 05/01/2032	20,000	21,863
3.00%, 02/01/2033	300,000	283,692
5.00%, 11/01/2034	10,000	11,091
3.00%, 02/01/2035	660,000	608,087
New York Liberty Development Corp.
2.10%, 11/15/2032	30,000	26,097
2.20%, 11/15/2033	455,000	387,503
New York State Dormitory Authority
5.00%, 03/15/2027	105,000	106,272
5.00%, 02/15/2028	130,000	131,130
5.00%, 02/15/2031	40,000	42,574
5.00%, 02/15/2032	310,000	315,468
5.00%, 03/15/2032	270,000	269,841
5.00%, 03/15/2032	165,000	176,473
5.00%, 03/15/2033	1,750,000	1,948,638
2.00%, 07/01/2033	365,000	321,069
4.00%, 03/15/2034	20,000	20,216
5.00%, 03/15/2034	205,000	210,666
5.00%, 07/01/2034	40,000	44,058
5.00%, 10/01/2034	65,000	69,864
5.00%, 05/01/2035	35,000	38,016

The accompanying notes are an integral part of these financial statements.

87

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
New York — continued
5.00%, 07/01/2035	$65,000	$64,931
3.25%, 03/15/2036	550,000	508,066
New York State Housing Finance Agency
2.50%, 11/01/2060(a)	25,000	24,774
3.60%, 11/01/2062(a)	150,000	149,683
3.60%, 11/01/2062(a)	125,000	124,736
3.65%, 11/01/2062(a)	65,000	64,858
3.75%, 11/01/2062(a)	20,000	19,958
3.80%, 11/01/2062(a)	125,000	124,727
3.45%, 11/01/2063(a)	40,000	39,903
3.45%, 11/01/2063(a)	50,000	49,904
3.60%, 11/01/2063(a)	20,000	19,978
3.88%, 11/01/2063(a)	25,000	24,949
New York State Thruway Authority
5.00%, 01/01/2032	70,000	76,883
5.00%, 01/01/2033	25,000	27,710
New York Transportation Development Corp., 5.00%, 12/01/2033	35,000	37,142
Port Authority of New York & New Jersey, 4.00%, 12/01/2027	15,000	15,259
Suffolk County Water Authority
3.00%, 06/01/2028	130,000	129,701
3.00%, 06/01/2032	305,000	303,559
Triborough Bridge & Tunnel Authority
0.00%, 11/15/2030(c)	135,000	117,235
5.00%, 11/15/2031	20,000	22,005
0.00%, 11/15/2032(c)	25,000	20,149
5.00%, 11/15/2034	20,000	22,063
Trust for Cultural Resources of The City of New York
5.00%, 07/01/2031	50,000	54,328
4.00%, 12/01/2033	55,000	55,868
4.00%, 12/01/2034	20,000	20,237
Utility Debt Securitization Authority, 5.00%, 06/15/2031	20,000	21,178
		16,770,435
North Carolina — 0.7%
Charlotte-Mecklenburg Hospital Authority
1.95%, 01/15/2048(a)	20,000	18,876
3.25%, 01/15/2050(a)	25,000	25,019
City of Charlotte NC Water & Sewer System Revenue, 5.00%, 07/01/2027	30,000	30,554
City of Raleigh NC Combined Enterprise System Revenue, 5.00%, 09/01/2027	90,000	91,931
County of Guilford NC, 5.00%, 03/01/2035	640,000	724,702
County of Mecklenburg NC, 5.00%, 09/01/2030	20,000	21,645
County of Wake NC, 5.00%, 05/01/2030	95,000	102,231

The accompanying notes are an integral part of these financial statements.

88

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
North Carolina — continued
Nash Health Care Systems, 5.00%, 02/01/2032	$40,000	$42,878
State of North Carolina
5.00%, 05/01/2027	230,000	233,191
5.00%, 05/01/2029	110,000	116,351
3.00%, 05/01/2031	20,000	19,528
5.00%, 05/01/2031	125,000	136,175
5.00%, 03/01/2032	105,000	114,933
3.00%, 05/01/2033	25,000	23,998
3.00%, 05/01/2034	115,000	108,872
		1,810,884
Ohio — 3.0%
American Municipal Power, Inc., 4.00%, 02/15/2034	20,000	20,190
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2029	235,000	245,814
5.00%, 06/01/2030	20,000	21,252
5.00%, 06/01/2032	25,000	26,484
5.00%, 06/01/2033	115,000	121,782
5.00%, 06/01/2034	285,000	299,972
City of Columbus OH
5.00%, 04/01/2027	30,000	30,350
5.00%, 08/15/2027	40,000	40,821
5.00%, 08/15/2028	75,000	78,295
City of Columbus OH Sewerage Revenue, 5.00%, 06/01/2032	20,000	19,987
County of Cuyahoga OH, 5.00%, 12/01/2026	60,000	60,194
County of Hamilton OH Sales Tax Revenue
5.00%, 12/01/2030	165,000	165,543
4.00%, 12/01/2031	85,000	85,071
4.00%, 12/01/2032	155,000	155,129
5.00%, 12/01/2035	1,500,000	1,652,824
Northeast Ohio Regional Sewer District, 5.00%, 11/15/2032	20,000	22,162
Ohio State University, 5.00%, 12/01/2029	45,000	47,979
Ohio Water Development Authority
5.00%, 12/01/2026	110,000	110,415
5.00%, 06/01/2027	80,000	81,319
Ohio Water Development Authority Water Pollution Control Loan Fund
5.00%, 06/01/2027	45,000	45,742
5.00%, 12/01/2027	55,000	56,579
5.00%, 12/01/2027	140,000	142,170
5.00%, 12/01/2029	20,000	21,362
5.00%, 12/01/2030	70,000	70,948
5.00%, 12/01/2032	50,000	55,432

The accompanying notes are an integral part of these financial statements.

89

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Ohio — continued
5.00%, 06/01/2033	$135,000	$143,692
5.00%, 12/01/2033	20,000	22,375
5.00%, 12/01/2033	10,000	11,174
3.00%, 12/01/2034	355,000	333,635
5.00%, 12/01/2034	120,000	134,947
Rickenbacker Port Authority, 5.38%, 01/01/2032	75,000	80,569
State of Ohio
5.00%, 12/15/2026	100,000	100,459
5.00%, 01/01/2027	40,000	40,188
5.00%, 01/01/2027	110,000	110,518
5.00%, 02/01/2027	35,000	35,273
5.00%, 05/01/2027	95,000	96,324
4.00%, 09/01/2027	20,000	20,243
5.00%, 09/15/2027	60,000	61,372
5.00%, 12/15/2027	20,000	20,578
5.00%, 05/01/2028	10,000	10,369
5.00%, 12/15/2028	40,000	42,048
5.00%, 09/01/2030	120,000	129,632
5.00%, 10/01/2031	1,240,000	1,360,735
5.00%, 09/01/2032	40,000	44,251
3.25%, 01/01/2035	535,000	511,725
5.00%, 11/01/2035	125,000	138,884
5.00%, 05/01/2039	40,000	40,563
5.00%, 08/15/2054(a)	140,000	150,475
		7,317,845
Oklahoma — 1.2%
Canadian County Educational Facilities Authority, 3.00%, 09/01/2029	185,000	183,019
Cleveland County Independent School District No 2 Moore, 4.00%, 03/01/2027	135,000	135,480
Cleveland County Independent School District No 29 Norman, 4.00%, 03/01/2027	30,000	30,110
Oklahoma Capitol Improvement Authority
5.00%, 07/01/2027	30,000	30,529
5.00%, 07/01/2029	1,010,000	1,072,653
Oklahoma City Public Property Authority, 5.00%, 06/01/2029	1,250,000	1,322,963
Oklahoma County Independent School District No 89 Oklahoma City, 3.00%, 07/01/2027	20,000	19,964
Oklahoma Industries Authority, 5.00%, 04/01/2027	25,000	25,287
Tulsa County Industrial Authority, 5.00%, 09/01/2027	60,000	61,234
		2,881,239

The accompanying notes are an integral part of these financial statements.

90

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Oregon — 0.3%
City of Portland OR Sewer System Revenue
5.00%, 12/01/2030	$45,000	$48,673
5.00%, 12/01/2032	20,000	22,101
Clackamas County School District No 12 North Clackamas, 0.00%, 06/15/2036(c)	290,000	189,245
Oregon State Business Development Commission, 3.80%, 12/01/2040(a)	55,000	55,362
Oregon State Facilities Authority, 5.00%, 07/01/2047	20,000	20,339
State of Oregon
5.00%, 05/01/2027	60,000	60,816
5.00%, 05/01/2028	80,000	82,936
5.00%, 05/01/2029	35,000	37,030
5.00%, 05/01/2034	20,000	22,039
State of Oregon Department of Transportation
5.00%, 05/15/2028	15,000	15,579
5.00%, 05/15/2034	50,000	55,871
Tri-County Metropolitan Transportation District of Oregon, 5.00%, 09/01/2041	15,000	14,963
		624,954
Pennsylvania — 6.6%
Allegheny County Hospital Development Authority
5.00%, 07/15/2028	345,000	356,241
5.00%, 07/15/2031	200,000	209,484
5.00%, 07/15/2033	10,000	10,408
5.00%, 07/15/2034	20,000	20,743
City of Philadelphia PA, 5.00%, 08/01/2033	1,000,000	1,107,689
City of Philadelphia PA Water & Wastewater Revenue, 5.00%, 09/01/2027	20,000	20,435
Commonwealth Financing Authority, 5.00%, 06/01/2032	1,000,000	1,032,301
Commonwealth of Pennsylvania
5.00%, 05/01/2027	20,000	20,272
5.00%, 01/01/2028	470,000	472,505
5.00%, 09/01/2028	15,000	15,671
5.00%, 10/01/2030	20,000	21,599
5.00%, 08/15/2032	80,000	88,140
5.00%, 09/01/2032	1,350,000	1,491,764
3.00%, 09/15/2033	445,000	422,351
4.00%, 03/01/2034	600,000	604,334
5.00%, 08/15/2034	750,000	840,618
3.00%, 02/01/2035	575,000	539,202
3.00%, 05/15/2035	215,000	199,225
3.00%, 09/15/2035	560,000	510,691
Delaware Valley Regional Finance Authority
5.50%, 08/01/2028	30,000	31,346
4.00%, 03/01/2035	70,000	70,763

The accompanying notes are an integral part of these financial statements.

91

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Pennsylvania — continued
Erie City Water Authority, 5.00%, 12/01/2043	$25,000	$25,079
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2032	650,000	708,945
5.00%, 06/01/2034	50,000	55,127
Montgomery County Higher Education and Health Authority, 5.00%, 09/01/2033	95,000	97,809
Northampton County General Purpose Authority, 5.00%, 08/15/2034	75,000	81,853
Pennsylvania Economic Development Financing Authority, 5.00%, 03/15/2060(a)	30,000	31,983
Pennsylvania Housing Finance Agency
2.80%, 10/01/2031	135,000	128,549
2.80%, 10/01/2031	185,000	175,346
3.20%, 10/01/2031	75,000	74,570
3.20%, 10/01/2032	60,000	59,323
3.45%, 10/01/2032	40,000	39,337
Pennsylvania Turnpike Commission
5.00%, 12/01/2034	1,000,000	1,120,452
5.00%, 12/01/2035	265,000	269,335
Pennsylvania Turnpike Commission Registration Fee Revenue, 5.00%, 07/15/2031	1,235,000	1,347,631
Philadelphia Authority for Industrial Development, 5.00%, 07/01/2027	45,000	45,771
Philadelphia Gas Works Co., 5.00%, 10/01/2032	1,250,000	1,369,985
Pittsburgh Water & Sewer Authority, 4.00%, 09/01/2034	560,000	565,871
School District of Philadelphia
5.00%, 09/01/2026	60,000	59,850
5.00%, 06/01/2027	55,000	55,750
5.00%, 06/01/2034	450,000	496,144
State Public School Building Authority, 5.00%, 06/01/2031	55,000	55,146
Temple University-of The Commonwealth System of Higher Education, 5.00%, 04/01/2030	1,250,000	1,339,752
University of Pittsburgh-of the Commonwealth System of Higher Education, 5.00%, 02/15/2029	25,000	26,262
		16,315,652
Rhode Island — 0.9%
Rhode Island Commerce Corp., 5.00%, 06/15/2031	1,200,000	1,301,414
Rhode Island Health and Educational Building Corp.
5.00%, 09/01/2029	20,000	20,387
5.00%, 05/15/2031	750,000	801,432
5.00%, 05/15/2034	160,000	172,449
		2,295,682

The accompanying notes are an integral part of these financial statements.

92

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
South Carolina — 1.5%
County of Florence SC, 5.00%, 06/01/2028	$20,000	$20,761
Greenville County School District, 5.00%, 12/01/2027	15,000	15,418
Patriots Energy Group Financing Agency, 5.25%, 02/01/2054(a)	755,000	801,832
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2031	750,000	808,892
5.00%, 04/01/2034	30,000	32,837
South Carolina Public Service Authority
5.00%, 12/01/2028	760,000	796,916
5.00%, 12/01/2034	1,000,000	1,106,726
South Carolina Transportation Infrastructure Bank, 4.00%, 10/01/2033	40,000	41,169
		3,624,551
Tennessee — 0.7%
Johnson City Health & Educational Facilities Board
5.00%, 07/01/2031	75,000	80,065
5.00%, 07/01/2033	130,000	140,724
5.00%, 07/01/2033	50,000	54,125
5.00%, 07/01/2034	70,000	74,935
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 07/01/2028	25,000	25,842
5.00%, 07/01/2033	365,000	395,569
5.00%, 10/01/2034	85,000	95,143
Metropolitan Government of Nashville & Davidson County TN
5.00%, 01/01/2028	95,000	97,755
5.00%, 07/01/2029	25,000	25,970
5.00%, 07/01/2032	90,000	92,895
3.00%, 01/01/2034	40,000	37,997
3.00%, 01/01/2035	65,000	60,731
Metropolitan Government of Nashville & Davidson County TN Electric Revenue, 5.00%, 05/15/2028	35,000	36,309
State of Tennessee
5.00%, 05/01/2028	70,000	72,662
5.00%, 05/01/2029	90,000	95,315
5.00%, 05/01/2030	20,000	21,537
5.00%, 05/01/2032	20,000	22,125
Tennessee Energy Acquisition Corp., 5.00%, 05/01/2052(a)	180,000	187,093
		1,616,792
Texas — 9.8%
Board of Regents of the University of Texas System
5.00%, 08/15/2027	50,000	51,036
5.00%, 08/15/2027	25,000	25,518

The accompanying notes are an integral part of these financial statements.

93

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Texas — continued
5.00%, 08/15/2028	$1,110,000	$1,159,725
5.00%, 08/15/2028	65,000	67,742
5.00%, 08/15/2030	25,000	26,892
5.00%, 08/15/2033	20,000	22,184
Central Texas Turnpike System
5.00%, 08/15/2033	1,935,000	2,117,688
5.00%, 08/15/2034	45,000	49,220
City of Austin TX, 5.00%, 09/01/2033	170,000	187,848
City of Austin TX Electric Utility Revenue, 5.00%, 11/15/2028	35,000	36,604
City of Austin TX Water & Wastewater System Revenue
5.00%, 11/15/2026	145,000	145,364
5.00%, 11/15/2026	15,000	15,032
5.00%, 11/15/2029	40,000	42,554
City of Dallas TX
5.00%, 02/15/2028	35,000	36,128
5.00%, 02/15/2032	10,000	10,888
City of Houston TX, 5.00%, 03/01/2028	15,000	15,144
City of Houston TX Airport System Revenue, 5.00%, 07/01/2029	450,000	466,719
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2026	15,000	15,036
5.00%, 11/15/2027	20,000	20,524
0.00%, 12/01/2028(c)	35,000	32,681
5.75%, 12/01/2032	215,000	245,222
5.00%, 11/15/2034	120,000	132,122
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2035	750,000	828,364
City of San Antonio TX, 5.00%, 08/01/2027	650,000	664,601
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2028	455,000	468,741
5.00%, 02/01/2029	30,000	29,962
3.00%, 02/01/2030	1,515,000	1,509,393
5.00%, 02/01/2030	10,000	10,672
5.00%, 02/01/2033	80,000	88,110
2.00%, 02/01/2049(a)	20,000	19,596
3.65%, 02/01/2053(a)	225,000	224,866
Clear Creek Independent School District, 5.00%, 02/15/2031	55,000	59,368
Clifton Higher Education Finance Corp., 5.00%, 02/15/2035	215,000	232,937
Comal Independent School District
5.00%, 02/15/2028	20,000	20,659
5.00%, 02/15/2034	70,000	77,044

The accompanying notes are an integral part of these financial statements.

94

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Texas — continued
Conroe Independent School District
5.00%, 02/15/2027	$90,000	$90,804
5.00%, 02/15/2029	50,000	52,652
County of Harris TX
5.00%, 09/15/2026	35,000	34,945
5.00%, 10/01/2027	20,000	20,461
5.00%, 08/15/2030	415,000	414,586
5.00%, 09/15/2032	75,000	82,754
5.00%, 08/15/2033	20,000	19,977
County of Williamson TX, 5.00%, 02/15/2028	20,000	20,633
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	85,000	85,752
5.00%, 02/15/2028	20,000	20,659
Dallas Area Rapid Transit
5.00%, 12/01/2026	20,000	20,074
5.00%, 12/01/2027	110,000	113,117
5.00%, 12/01/2028	75,000	78,651
5.25%, 12/01/2030	30,000	32,758
Dallas College
5.00%, 02/15/2030	35,000	37,433
5.00%, 02/15/2031	265,000	287,248
Dallas Fort Worth International Airport
5.00%, 11/01/2028	30,000	31,352
5.00%, 11/01/2028	20,000	20,902
5.00%, 11/01/2031	130,000	141,724
4.00%, 11/01/2034	105,000	106,065
Dallas Independent School District
5.00%, 02/15/2027	90,000	90,784
5.00%, 02/15/2028	20,000	20,650
3.00%, 02/15/2035	480,000	445,942
Denton Independent School District, 5.00%, 08/15/2032	25,000	27,458
Garland Independent School District, 5.00%, 02/15/2034	110,000	120,509
Harris County Cultural Education Facilities Finance Corp.
5.00%, 05/15/2029	30,000	31,239
5.00%, 12/01/2031	1,200,000	1,299,351
5.00%, 07/01/2033	110,000	120,609
5.00%, 12/01/2033	180,000	197,340
5.00%, 10/01/2051(a)	55,000	58,996
Harris County Industrial Development Corp., 4.05%, 11/01/2050(a)	55,000	55,872
Harris County-Houston Sports Authority, 5.00%, 11/15/2027	1,125,000	1,154,513
Hurst-Euless-Bedford Independent School District, 5.00%, 08/15/2033	20,000	22,171

The accompanying notes are an integral part of these financial statements.

95

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Texas — continued
Irving Independent School District, 5.00%, 02/15/2033	$40,000	$44,005
Katy Independent School District, 5.00%, 02/15/2029	20,000	21,036
Leander Independent School District, 5.00%, 02/15/2028	50,000	51,554
Lewisville Independent School District
5.00%, 08/15/2028	20,000	20,852
5.00%, 08/15/2032	40,000	43,911
Lower Colorado River Authority
5.00%, 05/15/2027	70,000	71,056
5.00%, 05/15/2028	255,000	264,926
5.00%, 05/15/2029	235,000	247,711
5.00%, 05/15/2030	10,000	10,697
5.00%, 05/15/2031	1,000,000	1,082,997
5.00%, 05/15/2034	55,000	60,549
Matagorda County Navigation District No 1
2.60%, 11/01/2029	450,000	438,841
4.40%, 05/01/2030	140,000	145,715
Midland Independent School District
5.00%, 02/15/2027	25,000	25,222
5.00%, 02/15/2028	20,000	20,662
5.00%, 02/15/2030	50,000	53,460
5.00%, 02/15/2033	20,000	22,073
North East Independent School District, 3.75%, 08/01/2049(a)	20,000	20,080
North Texas Municipal Water District Water System Revenue, 5.00%, 09/01/2028	20,000	20,835
North Texas Tollway Authority
0.00%, 01/01/2032(c)	20,000	16,678
5.00%, 01/01/2033	170,000	170,611
0.00%, 01/01/2034(c)	20,000	15,354
Northside Independent School District, 2.00%, 06/01/2052(a)	30,000	29,680
Permanent University Fund - Texas A&M University System, 5.00%, 07/01/2033	25,000	27,749
Permanent University Fund - University of Texas System
5.00%, 07/01/2033	25,000	27,701
5.00%, 07/01/2034	15,000	16,277
Pflugerville Independent School District, 5.00%, 02/15/2033	200,000	216,856
Plano Independent School District
5.00%, 02/15/2027	55,000	55,456
5.00%, 02/15/2030	110,000	117,683
Round Rock Independent School District, 4.00%, 08/01/2032	80,000	81,460
San Antonio Water System
5.00%, 05/15/2027	55,000	55,776
5.00%, 05/15/2035	25,000	27,894

The accompanying notes are an integral part of these financial statements.

96

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 07/01/2032	$365,000	$389,458
5.00%, 07/01/2053(a)	490,000	522,873
Tarrant Regional Water District Water Supply System Revenue, 5.00%, 03/01/2030	115,000	122,959
Texas A&M University
5.00%, 05/15/2027	70,000	71,081
5.00%, 05/15/2028	20,000	20,275
5.00%, 05/15/2032	535,000	589,146
5.00%, 05/15/2034	45,000	50,186
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054(a)	245,000	260,740
Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/01/2055(a)	400,000	416,368
Texas Private Activity Bond Surface Transportation Corp., 5.00%, 12/31/2032	50,000	52,181
Texas State University System
5.00%, 03/15/2029	80,000	80,749
5.00%, 03/15/2033	1,500,000	1,650,661
Texas Tech University System, 5.00%, 02/15/2033	20,000	22,060
Texas Transportation Commission, 5.00%, 04/01/2031	20,000	21,704
Texas Water Development Board
5.00%, 10/15/2026	25,000	25,010
5.00%, 08/01/2027	10,000	10,195
5.00%, 08/01/2028	40,000	41,692
5.00%, 08/01/2029	125,000	132,677
5.00%, 10/15/2030	55,000	59,407
5.00%, 10/15/2031	40,000	43,765
4.00%, 10/15/2032	95,000	95,423
5.00%, 10/15/2032	10,000	11,060
3.00%, 10/15/2033	375,000	354,310
4.00%, 10/15/2033	165,000	165,536
3.00%, 10/15/2034	135,000	125,127
Trinity River Authority Central Regional Wastewater System Revenue
5.00%, 08/01/2029	325,000	344,023
3.00%, 08/01/2031	90,000	87,812
3.00%, 08/01/2032	80,000	77,009
University of North Texas System
5.00%, 04/15/2033	85,000	93,844
5.00%, 04/15/2034	240,000	266,697
		24,243,550

The accompanying notes are an integral part of these financial statements.

97

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Utah — 1.3%
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2033	$1,000,000	$1,109,335
Intermountain Power Agency
5.00%, 07/01/2027	35,000	35,594
5.00%, 07/01/2031	320,000	349,052
5.00%, 07/01/2034	345,000	369,518
Nebo School District
5.00%, 07/01/2027	15,000	15,271
5.00%, 07/01/2028	50,000	52,076
State of Utah, 5.00%, 07/01/2027	25,000	25,466
University of Utah
5.00%, 08/01/2027	20,000	20,352
5.00%, 08/01/2029	20,000	21,228
5.00%, 08/01/2030	40,000	43,066
Utah Municipal Power Agency, 5.00%, 07/01/2030	1,000,000	1,075,087
		3,116,045
Virginia — 1.0%
County of Fairfax VA
5.00%, 10/01/2026	100,000	99,954
5.00%, 10/01/2028	25,000	26,181
5.00%, 10/01/2032	20,000	22,021
Fairfax County Industrial Development Authority
5.00%, 05/15/2031	35,000	35,331
5.00%, 05/15/2032	70,000	76,471
Virginia College Building Authority
5.00%, 02/01/2027	70,000	70,561
5.00%, 02/01/2027	70,000	70,561
5.00%, 02/01/2027	20,000	20,160
5.00%, 02/01/2028	15,000	15,489
4.00%, 02/01/2029	315,000	315,887
5.00%, 02/01/2031	90,000	90,546
3.00%, 02/01/2032	225,000	218,182
3.00%, 02/01/2035	720,000	669,404
Virginia Commonwealth Transportation Board
5.00%, 09/15/2026	15,000	14,977
5.00%, 05/15/2027	125,000	126,887
5.00%, 05/15/2029	285,000	301,733
Virginia Public Building Authority
5.00%, 08/01/2030	100,000	107,781
5.00%, 08/01/2031	35,000	38,234

The accompanying notes are an integral part of these financial statements.

98

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Virginia — continued
5.00%, 08/01/2033	$20,000	$21,641
Virginia Public School Authority, 5.00%, 04/15/2027	55,000	55,707
		2,397,708
Washington — 3.1%
Benton County School District No 400 Richland, 5.00%, 12/01/2027	25,000	25,705
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2030	245,000	265,096
City of Seattle WA Municipal Light & Power Revenue, 5.00%, 09/01/2031	165,000	168,426
County of King WA, 5.00%, 07/01/2033	30,000	33,455
County of King WA Sewer Revenue, 5.00%, 01/01/2032	35,000	38,387
Energy Northwest
5.00%, 07/01/2027	50,000	50,869
5.00%, 07/01/2028	70,000	72,804
5.00%, 07/01/2030	95,000	102,199
5.00%, 07/01/2030	175,000	181,358
5.00%, 07/01/2031	55,000	59,838
5.00%, 07/01/2031	435,000	449,965
5.00%, 07/01/2032	270,000	278,871
5.00%, 07/01/2032	105,000	108,450
5.00%, 07/01/2033	95,000	105,385
5.00%, 07/01/2035	325,000	359,248
Franklin County School District No 1 Pasco, 4.00%, 12/01/2027	20,000	20,318
King County School District No 401 Highline, 5.00%, 12/01/2026	55,000	54,938
King County School District No 411 Issaquah
4.00%, 12/01/2028	35,000	35,945
3.00%, 12/01/2030	30,000	29,928
5.00%, 12/01/2032	150,000	153,643
King County School District No 414 Lake Washington, 5.00%, 12/01/2028	20,000	20,933
Port of Seattle WA, 5.00%, 03/01/2034	30,000	33,320
Snohomish County Housing Authority, 4.00%, 04/01/2033	1,915,000	1,936,443
Snohomish County School District No 15 Edmonds
5.00%, 12/01/2030	20,000	21,624
5.00%, 12/01/2031	20,000	21,894
5.00%, 12/01/2033	55,000	61,343
Snohomish County School District No 201 Snohomish, 5.00%, 12/01/2028	170,000	178,077
State of Washington
5.00%, 02/01/2027	60,000	60,474
5.00%, 02/01/2027	30,000	30,237
5.00%, 06/01/2027	25,000	25,405
5.00%, 08/01/2027	45,000	45,912
5.00%, 02/01/2028	25,000	25,787
5.00%, 07/01/2028	20,000	20,816

The accompanying notes are an integral part of these financial statements.

99

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Washington — continued
5.00%, 08/01/2028	$265,000	$276,308
5.00%, 08/01/2028	45,000	46,920
5.00%, 08/01/2028	40,000	41,707
5.00%, 02/01/2029	40,000	42,102
5.00%, 02/01/2029	15,000	15,788
5.00%, 02/01/2029	20,000	21,051
5.00%, 02/01/2029	30,000	31,576
5.00%, 06/01/2029	60,000	63,523
5.00%, 08/01/2029	25,000	26,543
5.00%, 08/01/2029	50,000	53,085
5.00%, 08/01/2029	30,000	31,851
5.00%, 02/01/2030	80,000	85,515
5.00%, 02/01/2030	80,000	85,515
4.00%, 07/01/2030	85,000	88,382
5.00%, 08/01/2030	15,000	16,150
5.00%, 08/01/2030	55,000	59,216
5.00%, 02/01/2031	25,000	27,102
5.00%, 02/01/2031	20,000	21,681
5.00%, 02/01/2031	60,000	65,044
5.00%, 02/01/2031	80,000	86,726
5.00%, 08/01/2031	20,000	21,819
5.00%, 08/01/2031	20,000	21,819
5.00%, 08/01/2033	70,000	77,848
5.00%, 08/01/2034	30,000	33,557
5.00%, 02/01/2035	95,000	100,181
5.00%, 02/01/2035	50,000	53,883
University of Washington, 5.00%, 04/01/2033	20,000	22,136
Washington Health Care Facilities Authority
4.00%, 10/01/2034	825,000	825,094
5.00%, 01/01/2047	120,000	120,553
		7,539,768
West Virginia — 0.2%
West Virginia Economic Development Authority, 3.38%, 03/01/2040(a)	545,000	545,554
Wisconsin — 1.1%
State of Wisconsin
5.00%, 11/01/2026	115,000	115,184
5.00%, 11/01/2026	105,000	105,168
5.00%, 05/01/2027	25,000	25,360
5.00%, 05/01/2028	85,000	88,246
5.00%, 05/01/2028	20,000	20,764

The accompanying notes are an integral part of these financial statements.

100

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Par	Value
Municipal Bonds — continued
Wisconsin — continued
5.00%, 05/01/2028	$70,000	$72,673
5.00%, 05/01/2028	100,000	103,819
5.00%, 05/01/2029	30,000	31,732
5.00%, 05/01/2029	30,000	31,732
5.00%, 05/01/2029	35,000	35,472
5.00%, 05/01/2030	150,000	161,201
5.00%, 05/01/2030	205,000	220,308
5.00%, 05/01/2030	30,000	32,240
5.00%, 11/01/2030	185,000	187,493
5.00%, 05/01/2031	40,000	43,612
5.00%, 05/01/2031	105,000	114,339
5.00%, 05/01/2031	20,000	21,779
5.00%, 05/01/2032	100,000	110,022
5.00%, 05/01/2032	25,000	27,506
5.00%, 05/01/2033	80,000	88,866
State of Wisconsin Environmental Improvement Fund Revenue, 5.00%, 06/01/2033	155,000	171,727
Wisconsin Department of Transportation
5.00%, 07/01/2030	30,000	32,307
5.00%, 07/01/2031	50,000	54,587
5.00%, 07/01/2032	25,000	27,553
5.00%, 07/01/2033	115,000	127,944
Wisconsin Health & Educational Facilities Authority, 4.00%, 11/15/2035	770,000	757,895
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.75%, 05/01/2054(a)	10,000	9,975
		2,819,504
Total Municipal Bonds (Cost $234,574,318)		232,540,775
	Shares
Exchange Traded Funds — 3.3%
iShares National Muni Bond ETF(d)	76,378	8,027,328
Total Exchange Traded Funds (Cost $7,962,009)		8,027,328
Short-Term Investments
Money Market Funds — 3.5%
First American Government Obligations Fund - Class X, 3.59%(e)	8,654,961	8,654,961
Total Money Market Funds (Cost $8,654,961)		8,654,961

The accompanying notes are an integral part of these financial statements.

101

ActivePassive Intermediate Municipal Bond ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Units	Value
Investments Purchased with Collateral from Securities Lending — 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(e)	7,796,545	$7,796,545
Total Investments Purchased with Collateral from Securities Lending (Cost $7,796,545)		7,796,545
Total Investments — 104.3% (Cost $258,987,833)		257,019,609
Liabilities in Excess of Other Assets — (4.3)%		(10,530,277)
TOTAL NET ASSETS — 100.0%		$246,489,332

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2026.

(b)	Represents less than 0.05% of net assets.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $7,622,483.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

102

ActivePassive International Equity ETF
Schedule of Investments
August 31, 2026

	Shares	Value
Common Stocks — 98.9%
Argentina — 0.2%
Central Puerto SA - ADR(a)	6,543	$89,116
Cresud SACIF y A - ADR	30,755	353,682
Ecogas Inversiones SA(a)(b)	2,884	0
Empresa Distribuidora Y Comercializadora Norte - ADR(a)	3,193	75,387
Grupo Financiero Galicia SA - ADR	7,347	321,431
IRSA Inversiones y Representaciones SA - ADR	32,516	486,439
Pampa Energia SA - ADR(a)	1,077	88,659
Telecom Argentina SA - ADR	24,236	321,854
YPF SA - ADR(a)	11,616	599,153
		2,335,721
Australia — 2.2%
ANZ Group Holdings Ltd. - ADR	19,434	517,139
BHP Group Ltd. - ADR(c)	84,358	7,922,903
Brambles Ltd. - ADR	55,055	1,539,338
Commonwealth Bank of Australia - ADR(c)	41,990	4,794,418
Computershare Ltd. - ADR(c)	89,687	2,549,801
CSL Ltd. - ADR(c)	65,972	2,016,104
Elevra Lithium Ltd. - ADR(a)	1,836	108,875
Fortescue Ltd. - ADR	37,921	954,092
IperionX Ltd. - ADR(a)	4,366	95,484
Kazia Therapeutics Ltd. - ADR(a)	3,423	47,135
Lynas Rare Earths Ltd. - ADR(a)(c)	37,932	425,976
Macquarie Group Ltd. - ADR	4,364	779,891
Mesoblast Ltd. - ADR(a)(c)	8,838	148,125
National Australia Bank Ltd. - ADR	71,493	982,314
Qantas Airways Ltd. - ADR	3,610	121,477
REA Group Ltd. - ADR(c)	2,625	82,950
South32 Ltd. - ADR	12,641	232,215
Telix Pharmaceuticals Ltd. - ADR(a)(c)	8,699	96,472
Telstra Group Ltd. - ADR	4,459	74,287
Wesfarmers Ltd. - ADR(c)	25,695	731,023
Woodside Energy Group Ltd. - ADR(c)	68,156	1,586,672
		25,806,691
Austria — 0.1%
Erste Group Bank AG - ADR	24,080	1,687,045
Belgium — 1.0%
Anheuser-Busch InBev SA/NV - ADR(c)	52,525	4,154,728
Argenx SE - ADR(a)(c)	4,658	4,805,472
KBC Group NV - ADR	4,772	362,195
Lakefront Biotherapeutics NV - ADR(a)	19,649	559,996

The accompanying notes are an integral part of these financial statements.

103

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Belgium — continued
Materialise NV - ADR(a)	32,114	$231,542
UCB SA - ADR	8,253	1,031,295
		11,145,228
Brazil — 2.8%
Ambev SA - ADR(c)	706,427	2,027,445
Axia Energia SA - ADR(c)	75,672	769,584
B3 SA - Brasil Bolsa Balcao - ADR	27,486	263,866
Banco Bradesco SA - ADR	607,447	1,992,426
Banco do Brasil SA - ADR(c)	189,019	776,868
Banco Santander Brasil SA - ADR(c)	188,300	1,082,725
BB Seguridade Participacoes SA - ADR	6,488	52,877
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR(c)	355,028	1,725,436
Cia Energetica de Minas Gerais - ADR(c)	400,094	808,190
Cia Paranaense de Energia - Copel - ADR(c)	20,660	236,970
Embraer SA - ADR	13,922	996,258
Gerdau SA - ADR(c)	215,532	993,603
Itau Unibanco Holding SA - ADR	505,598	3,847,601
Petroleo Brasileiro SA - Petrobras - ADR	217,648	4,211,489
Petroleo Brasileiro SA - Petrobras - ADR	188,831	3,285,659
Telefonica Brasil SA - ADR	97,414	1,124,158
TIM SA/Brazil - ADR(c)	66,068	1,185,260
TOTVS SA - ADR	119,814	1,632,825
Ultrapar Participacoes SA - ADR(c)	234,538	1,562,023
Vale SA - ADR	290,197	4,379,073
		32,954,336
Canada — 0.2%
Canadian Pacific Kansas City Ltd.(c)	18,921	1,753,787
Chile — 0.6%
Banco de Chile - ADR(c)	26,706	1,097,884
Banco Santander Chile - ADR	54,979	1,910,520
Cia Cervecerias Unidas SA - ADR	13,440	158,323
Embotelladora Andina SA - ADR	16,364	477,665
Enel Chile SA - ADR(c)	242,235	1,051,300
Latam Airlines Group SA - ADR(c)	41,928	2,086,756
Sociedad Quimica y Minera de Chile SA - ADR	7,761	613,197
		7,395,645
China — 7.3%
Agricultural Bank of China Ltd. - ADR(c)	48,815	982,158
Anhui Conch Cement Co. Ltd. - ADR	35,284	382,479
ANTA Sports Products Ltd. - ADR	2,274	562,815

The accompanying notes are an integral part of these financial statements.

104

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
China — continued
Atour Lifestyle Holdings Ltd. - ADR	19,375	$677,737
ATRenew, Inc. - ADR	100,191	412,787
Baidu, Inc. - ADR(a)(c)	16,179	1,541,535
Bank of China Ltd. - ADR	166,928	3,119,884
Baozun, Inc. - ADR(a)	43,409	123,282
Bilibili, Inc. - ADR(a)	11,043	178,455
BYD Co. Ltd. - ADR	143,100	1,578,393
China Construction Bank Corp. - ADR	309,841	7,495,054
China Merchants Bank Co. Ltd. - ADR	29,761	964,852
Contemporary Amperex Technology Co. Ltd. - ADR	28,156	533,275
DiDi Global, Inc. - ADR(a)(c)	73,312	267,589
DingDong Cayman Ltd. - ADR(a)	24,036	54,321
FinVolution Group - ADR	107,190	393,387
Full Truck Alliance Co. Ltd. - ADR	49,983	423,356
GDS Holdings Ltd. - ADR(a)(c)	10,788	343,598
H World Group Ltd. - ADR	25,554	1,209,215
Haier Smart Home Co. Ltd. - ADR	73,127	794,890
Hello Group, Inc. - ADR	83,069	460,202
Hesai Group - ADR(a)(c)	11,517	185,654
Industrial & Commercial Bank of China Ltd. - ADR	163,259	3,141,103
JD.com, Inc. - ADR(c)	102,539	2,895,701
Kanzhun Ltd. - ADR	33,943	589,250
KE Holdings, Inc. - ADR	36,020	619,184
Kingsoft Cloud Holdings Ltd. - ADR(a)(c)	11,474	117,494
Lenovo Group Ltd. - ADR(c)	37,117	2,841,306
LexinFintech Holdings Ltd. - ADR	197,213	211,018
Li Auto, Inc. - ADR(a)(c)	34,046	411,957
Luckin Coffee, Inc. - ADR(a)	20,010	718,359
Meituan - ADR(a)(c)	89,810	1,794,404
MINISO Group Holding Ltd. - ADR(c)	13,815	128,479
NetEase, Inc. - ADR	20,537	2,500,996
New Oriental Education & Technology Group, Inc. - ADR	19,538	1,127,343
NIO, Inc. - ADR(a)(c)	138,086	584,104
Noah Holdings Ltd. - ADR	28,114	240,937
Ping An Insurance Group Co. of China Ltd. - ADR	204,981	2,937,378
Pony AI, Inc. - ADR(a)	13,983	99,139
Pop Mart International Group Ltd. - ADR	1,633	32,301
Qfin Holdings, Inc. - ADR	74,223	642,771
Sohu.com Ltd. - ADR(a)	15,517	218,014
TAL Education Group - ADR(a)	85,439	1,003,054
Tencent Holdings Ltd. - ADR	498,555	28,512,360

The accompanying notes are an integral part of these financial statements.

105

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
China — continued
Tencent Music Entertainment Group - ADR	28,723	$237,539
Tuya, Inc. - ADR	123,549	232,272
Up Fintech Holding Ltd. - ADR(a)(c)	41,947	211,413
Vipshop Holdings Ltd. - ADR	123,136	1,613,082
Vnet Group, Inc. - ADR(a)(c)	19,549	118,467
Weibo Corp. - ADR(c)	69,934	477,649
WeRide, Inc. - ADR(a)(c)	8,641	49,772
Wuxi Biologics Cayman, Inc. - ADR(a)	40,036	498,048
X Financial - ADR	28,857	164,485
Xiaomi Corp. - ADR(a)(c)	153,910	2,687,269
XPeng, Inc. - ADR(a)(c)	52,016	590,902
Xunlei Ltd. - ADR(a)	42,155	207,824
Youdao, Inc. - ADR(a)(c)	7,097	116,320
Zijin Mining Group Co. Ltd. - ADR	5,767	539,618
ZTO Express Cayman, Inc. - ADR	110,824	2,346,144
		84,142,374
Colombia — 0.3%
Ecopetrol SA - ADR(c)	63,943	1,065,930
Grupo Aval Acciones y Valores SA - ADR	8,751	45,855
Grupo Cibest SA - ADR	20,402	1,961,040
		3,072,825
Denmark — 1.4%
AP Moller - Maersk AS - ADR(c)	59,290	991,329
Cadeler AS - ADR(a)	9,685	241,544
Carlsberg AS - ADR	1,871	51,078
Coloplast AS - ADR	214,678	1,532,801
Danske Bank AS - ADR	1,693	49,114
DSV AS - ADR	10,992	1,155,699
Genmab AS - ADR(a)(c)	32,968	1,093,219
Novo Nordisk AS - ADR(c)	213,302	9,668,980
Novonesis Novozymes B - ADR(c)	12,413	889,391
Orsted AS - ADR(a)	25,946	181,881
Vestas Wind Systems AS - ADR	75,196	827,156
		16,682,192
Finland — 0.4%
Kone Oyj - ADR	33,449	1,021,533
Nokia Oyj - ADR(c)	199,201	2,019,898
Nordea Bank Abp - ADR	67,022	1,370,600
Sampo Oyj - ADR	10,112	227,823
UPM-Kymmene Oyj - ADR	12,371	345,398
		4,985,252

The accompanying notes are an integral part of these financial statements.

106

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
France — 7.0%
Abivax SA - ADR(a)	2,584	$288,710
Air Liquide SA - ADR	135,649	5,331,014
Alstom SA - ADR(a)	2,175,866	4,025,352
AXA SA - ADR	41,009	2,046,349
BNP Paribas SA - ADR	117,946	7,048,453
Bureau Veritas SA - ADR	960	60,868
Capgemini SE - ADR	14,708	366,670
Carrefour SA - ADR(c)	7,506	27,547
Cie de Saint-Gobain SA - ADR	509,747	4,613,210
Cie Generale des Etablissements Michelin SCA - ADR	106,417	2,150,688
Credit Agricole SA - ADR	68,253	731,672
CRITEO SA ORD SHS(a)	18,688	329,843
Danone SA - ADR	131,965	1,962,320
Dassault Systemes SE - ADR	22,294	590,122
DBV Technologies SA - ADR(a)	4,402	60,836
EssilorLuxottica SA - ADR	32,865	3,051,022
Hermes International SCA - ADR	8,313	1,522,277
Inventiva SACA - ADR(a)	10,081	47,179
Kering SA - ADR(c)	225,585	6,625,431
Legrand SA - ADR	39,804	1,262,185
L’Oreal SA - ADR(c)	63,289	5,643,480
LVMH Moet Hennessy Louis Vuitton SE - ADR(c)	80,003	8,390,715
Nanobiotix SA - ADR(a)	1,649	67,015
Orange SA - ADR	31,899	569,397
Pernod Ricard SA - ADR(c)	28,644	427,369
Publicis Groupe SA - ADR	34,387	1,011,666
Safran SA - ADR	41,061	3,993,593
Sanofi SA - ADR	104,810	4,649,372
Schneider Electric SE - ADR	77,093	5,271,619
Societe Generale SA - ADR	296,211	4,988,193
Thales SA - ADR	13,521	764,477
Veolia Environnement SA - ADR(c)	19,501	370,129
Vinci SA - ADR	68,767	2,250,744
		80,539,517
Germany — 7.7%
adidas AG - ADR	19,708	1,727,997
Allianz SE - ADR	166,389	8,665,539
BASF SE - ADR	101,019	1,551,652
Bayer AG - ADR	126,574	1,803,680
Bayerische Motoren Werke AG - ADR(c)	8,514	203,485
Beiersdorf AG - ADR(c)	14,937	274,542

The accompanying notes are an integral part of these financial statements.

107

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Germany — continued
BioNTech SE - ADR(a)	2,996	$304,424
Commerzbank AG - ADR	6,965	322,619
Daimler Truck Holding AG - ADR	84,458	2,289,656
Deutsche Bank AG(c)	131,713	5,276,423
Deutsche Boerse AG - ADR	66,175	2,210,245
Deutsche Lufthansa AG - ADR	173,106	1,568,340
Deutsche Telekom AG - ADR(c)	240,233	7,942,103
DHL AG - ADR	91,603	2,977,647
E.ON SE - ADR	56,016	1,157,291
Fresenius Medical Care AG - ADR(c)	30,718	698,527
Fresenius SE & Co. KGaA - ADR(c)	58,945	777,485
Hannover Rueck SE - ADR	534	26,593
Heidelberg Materials AG - ADR(c)	31,566	1,205,821
Henkel AG & Co. KGaA - ADR	11,498	254,106
Henkel AG & Co. KGaA - ADR	110,414	2,252,446
Infineon Technologies AG - ADR	64,080	4,191,473
Jumia Technologies AG - ADR(a)(c)	3,723	25,651
LuxExperience BV - ADR(a)	12,899	98,548
Mercedes-Benz Group AG - ADR(c)	102,477	1,392,662
Merck KGaA - ADR	22,691	732,012
MTU Aero Engines AG - ADR	1,925	392,893
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	224,226	2,683,985
Rheinmetall AG - ADR(c)	7,690	1,985,866
RWE AG - ADR	24,256	1,653,532
SAP SE - ADR(c)	66,705	14,734,467
Sartorius AG - ADR	22,341	1,286,395
Siemens AG - ADR	66,888	11,063,275
Siemens Energy AG - ADR(c)	107,199	3,545,071
Siemens Healthineers AG - ADR	10,621	240,927
Symrise AG - ADR(c)	23,055	614,969
Volkswagen AG - ADR(c)	38,224	346,309
Volkswagen AG - ADR(c)	22,914	204,851
Vonovia SE - ADR	44,259	491,717
		89,175,224
Hong Kong — 3.4%
AIA Group Ltd. - ADR	134,551	5,211,160
Alibaba Group Holding Ltd. - ADR(c)	153,453	17,496,711
CK Hutchison Holdings Ltd. - ADR	205,774	1,835,916
CLP Holdings Ltd. - ADR	2,272	22,879
Futu Holdings Ltd. - ADR	1,801	219,974
Galaxy Entertainment Group Ltd. - ADR	1,455	31,501

The accompanying notes are an integral part of these financial statements.

108

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Hong Kong — continued
Geely Automobile Holdings Ltd. - ADR(c)	15,765	$704,696
Hong Kong Exchanges & Clearing Ltd. - ADR	76,878	4,165,250
Jardine Matheson Holdings Ltd. - ADR	1,557	91,240
Melco Resorts & Entertainment Ltd. - ADR(a)	25,568	129,886
Prudential PLC - ADR(c)	123,738	3,374,335
Sun Hung Kai Properties Ltd. - ADR	97,820	1,448,714
Techtronic Industries Co. Ltd. - ADR	36,087	3,102,760
WH Group Ltd. - ADR	55,728	1,050,473
		38,885,495
India — 1.1%
Dr Reddy’s Laboratories Ltd. - ADR(c)	75,648	917,610
HDFC Bank Ltd. - ADR	244,242	5,544,294
ICICI Bank Ltd. - ADR	128,211	3,892,486
Infosys Ltd. - ADR(c)	169,437	2,043,410
Wipro Ltd. - ADR(c)	326,367	603,779
		13,001,579
Indonesia — 0.2%
Astra International Tbk PT - ADR	77,597	415,920
Bank Central Asia Tbk PT - ADR	40,785	370,328
Bank Mandiri Persero Tbk PT - ADR	73,888	703,414
Telkom Indonesia Persero Tbk PT - ADR	37,153	541,690
		2,031,352
Ireland — 1.2%
Accenture PLC - Class A	10,460	1,984,890
AIB Group PLC - ADR	6,545	166,570
Experian PLC - ADR(c)	92,809	3,815,378
Kerry Group PLC - ADR(c)	3,181	310,793
Kingspan Group PLC - ADR(c)	3,262	387,493
PDD Holdings, Inc. - ADR(a)	51,218	4,302,312
Ryanair Holdings PLC - ADR	15,995	885,643
Smurfit Westrock PLC(c)	33,054	1,550,233
		13,403,312
Israel — 0.4%
Bank Hapoalim BM - ADR	314	41,223
Brainsway Ltd. - ADR(a)	17,211	249,904
Check Point Software Technologies Ltd.(a)	13,885	1,928,765
Nano Dimension Ltd. - ADR(a)	151,214	237,406
Nice Ltd. - ADR(a)(c)	5,893	643,398
Teva Pharmaceutical Industries Ltd. - ADR(a)(c)	40,424	1,457,285
		4,557,981

The accompanying notes are an integral part of these financial statements.

109

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Italy — 1.8%
Enel SpA - ADR(c)	501,397	$5,485,283
Eni SpA - ADR	58,021	3,179,551
Generali - ADR	1,112	28,612
Intesa Sanpaolo SpA - ADR	106,448	5,021,152
Leonardo SpA - ADR	28,187	841,946
Prysmian SpA - ADR	19,460	1,362,005
UniCredit SpA - ADR	98,480	4,787,113
		20,705,662
Japan — 13.2%
Advantest Corp. - ADR	21,653	4,534,788
Aeon Co. Ltd. - ADR	1,624	13,707
Ajinomoto Co., Inc. - ADR	6,983	235,886
Asics Corp. - ADR	3,312	92,292
Astellas Pharma, Inc. - ADR	47,202	697,646
Bandai Namco Holdings, Inc. - ADR	5,907	105,026
Bridgestone Corp. - ADR	29,955	386,120
Canon, Inc. - ADR	29,909	871,847
Central Japan Railway Co. - ADR	7,745	95,883
Chugai Pharmaceutical Co. Ltd. - ADR	38,442	828,425
Daifuku Co. Ltd. - ADR(a)	4,412	80,034
Daiichi Life Group, Inc. - ADR	6,350	144,907
Daiichi Sankyo Co. Ltd. - ADR	46,387	837,749
Daikin Industries Ltd. - ADR	142,394	1,822,643
Daiwa House Industry Co. Ltd. - ADR	43,181	1,258,294
Denso Corp. - ADR	33,188	398,256
Disco Corp. - ADR	30,462	1,092,063
East Japan Railway Co. - ADR	10,821	120,654
Ebara Corp. - ADR	8,465	122,489
FANUC Corp. - ADR	78,899	1,484,090
Fast Retailing Co. Ltd. - ADR	66,239	2,982,080
FUJIFILM Holdings Corp. - ADR	93,979	988,659
Fujikura Ltd. - ADR	26,419	452,822
Fujitsu Ltd. - ADR	66,668	1,598,899
Hitachi Ltd. - ADR	130,108	4,414,564
Honda Motor Co. Ltd. - ADR(c)	62,010	1,981,840
Hoya Corp. - ADR(c)	19,237	2,951,533
IHI Corp. - ADR	3,060	52,051
Inpex Corp. - ADR	30,945	764,960
Isuzu Motors Ltd. - ADR	4,337	61,572
ITOCHU Corp. - ADR	246,146	3,231,897
Japan Exchange Group, Inc. - ADR	3,973	55,463

The accompanying notes are an integral part of these financial statements.

110

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Japan — continued
Japan Tobacco, Inc. - ADR	11,683	$252,353
Kao Corp. - ADR	94,815	715,855
Kawasaki Heavy Industries Ltd. - ADR	64,261	408,057
KDDI Corp. - ADR(c)	223,203	4,124,791
Kioxia Holdings Corp. - ADR(a)	46,728	1,463,988
Komatsu Ltd. - ADR	45,962	2,126,662
Kubota Corp. - ADR	8,165	744,321
Lasertec Corp. - ADR	12,854	537,233
LY Corp. - ADR	67,782	469,051
M3, Inc. - ADR	323,017	1,828,276
Marubeni Corp. - ADR	52,134	1,593,215
Mitsubishi Corp. - ADR	61,449	1,836,711
Mitsubishi Electric Corp. - ADR	38,243	2,654,447
Mitsubishi Estate Co. Ltd. - ADR	4,833	113,769
Mitsubishi Heavy Industries Ltd. - ADR(c)	186,040	2,254,805
Mitsubishi UFJ Financial Group, Inc. - ADR(c)	351,073	7,986,911
Mitsui & Co. Ltd. - ADR	4,551	2,832,861
Mitsui Fudosan Co. Ltd. - ADR	6,545	185,420
Mizuho Financial Group, Inc. - ADR(c)	392,617	4,177,445
MS&AD Insurance Group Holdings, Inc. - ADR	56,391	1,789,286
Murata Manufacturing Co. Ltd. - ADR	106,838	2,400,650
NIDEC CORP - ADR(a)	79,970	315,882
Nintendo Co. Ltd. - ADR	145,785	2,036,616
Nippon Steel Corp. - ADR(c)	78,042	330,898
Nippon Yusen KK - ADR	65,529	575,345
Nitori Holdings Co. Ltd. - ADR	10,902	103,351
Nitto Denko Corp. - ADR	4,036	87,985
Nomura Holdings, Inc. - ADR(c)	168,228	1,712,561
Nomura Research Institute Ltd. - ADR	11,759	386,871
NTT, Inc. - ADR(c)	66,306	1,782,968
Obic Co. Ltd. - ADR	10,951	173,902
Oriental Land Co. Ltd. - ADR	26,505	500,944
ORIX Corp. - ADR	60,333	2,351,177
Otsuka Holdings Co. Ltd. - ADR	4,070	154,986
Pan Pacific International Holdings Corp. - ADR(c)	39,460	396,968
Panasonic Holdings Corp. - ADR(c)	84,238	2,356,979
Recruit Holdings Co. Ltd. - ADR	368,065	8,307,227
Renesas Electronics Corp. - ADR	450,255	4,709,667
Resona Holdings, Inc. - ADR	10,389	326,422
Secom Co. Ltd. - ADR	11,831	119,256
Sekisui House Ltd. - ADR	48,465	1,043,936

The accompanying notes are an integral part of these financial statements.

111

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Japan — continued
Seven & i Holdings Co. Ltd. - ADR	60,234	$759,551
Shimano, Inc. - ADR(c)	27,875	346,431
Shin-Etsu Chemical Co. Ltd. - ADR	129,228	2,419,148
Shionogi & Co. Ltd. - ADR	5,669	51,248
SMC Corp. - ADR	126,002	2,773,304
SoftBank Corp. - ADR	33,525	495,164
SoftBank Group Corp. - ADR(c)	227,657	3,676,661
Sompo Holdings, Inc. - ADR	158,740	3,381,162
Sony Group Corp. - ADR(c)	192,367	4,724,534
Subaru Corp. - ADR	49,255	407,339
Sumitomo Corp. - ADR	157,920	1,762,387
Sumitomo Electric Industries Ltd. - ADR	188,140	1,298,166
Sumitomo Metal Mining Co. Ltd. - ADR	17,940	310,003
Sumitomo Mitsui Financial Group, Inc. - ADR(c)	227,563	5,880,228
Sumitomo Mitsui Trust Group, Inc. - ADR	8,887	48,790
Suntory Beverage & Food Ltd. - ADR	6,564	92,355
Suzuki Motor Corp. - ADR(c)	24,889	1,381,339
Takeda Pharmaceutical Co. Ltd. - ADR	168,346	3,026,861
TDK Corp. - ADR	61,861	1,184,638
Terumo Corp. - ADR	35,480	556,681
Tokio Marine Holdings, Inc. - ADR(c)	60,857	2,921,136
Tokyo Electron Ltd. - ADR	27,328	4,791,418
Toyota Motor Corp. - ADR(c)	37,351	7,340,966
Unicharm Corp. - ADR	58,468	180,081
		152,838,778
Kazakhstan — 0.1%
Kaspi.KZ JSC - ADR	14,491	1,523,584
Luxembourg — 0.4%
ArcelorMittal SA(c)	18,802	1,402,629
Tenaris SA - ADR	13,713	766,145
Ternium SA - ADR	34,897	1,913,054
		4,081,828
Mexico — 1.2%
America Movil SAB de CV - ADR	122,852	2,830,510
Cemex SAB de CV - ADR	133,664	1,435,551
Coca-Cola Femsa SAB de CV - ADR	13,412	1,490,878
Controladora Vuela Cia de Aviacion SAB de CV - ADR(a)	14,505	94,863
Corp. Inmobiliaria Vesta SAB de CV - ADR	21,278	732,389
Fomento Economico Mexicano SAB de CV - ADR(c)	20,518	2,470,572
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	8,701	864,009

The accompanying notes are an integral part of these financial statements.

112

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Mexico — continued
Grupo Aeroportuario del Pacifico SAB de CV - ADR(a)	1,825	$376,023
Grupo Aeroportuario del Sureste SAB de CV - ADR(c)	2,588	663,848
Grupo Financiero Banorte SAB de CV - ADR	17,209	975,750
Grupo Televisa SAB - ADR(a)	161,289	443,545
Vista Energy SAB de CV - ADR(a)	11,604	829,222
Wal-Mart de Mexico SAB de CV - ADR	24,197	670,015
		13,877,175
Netherlands — 4.4%
Adyen NV - ADR(a)	76,051	920,217
Aegon Ltd.	87,739	801,935
Airbus SE - ADR	79,099	4,503,106
Akzo Nobel NV - ADR	13,696	327,471
ASM International NV	991	929,191
ASML Holding NV	11,914	20,206,263
BE Semiconductor Industries NV	439	99,605
Heineken Holding NV - ADR(c)	1,627	64,673
Heineken NV - ADR	74,845	3,149,478
IMCD NV - ADR	19,327	1,119,227
ING Groep NV - ADR	190,243	6,719,383
Koninklijke Ahold Delhaize NV - ADR	40,386	1,432,491
Koninklijke KPN NV - ADR(c)	71,793	348,196
Koninklijke Philips NV(c)	126,247	3,354,383
Magnum Ice Cream Co. NV(a)	6,060	123,745
NN Group NV - ADR	7,695	347,679
Prosus NV - ADR	237,514	2,116,226
Universal Music Group NV - ADR(c)	227,760	1,924,572
Wolters Kluwer NV - ADR(c)	30,473	2,517,679
		51,005,520
Norway — 0.5%
DNB Bank ASA - ADR	3,461	117,812
Equinor ASA - ADR(c)	43,845	1,876,566
Gjensidige Forsikring ASA - ADR	89,203	2,753,697
Norsk Hydro ASA - ADR	11,872	120,145
Opera Ltd. - ADR	18,486	355,486
Orkla ASA - ADR	6,611	67,432
		5,291,138
Peru — 0.1%
Cia de Minas Buenaventura SAA - ADR	35,915	1,231,885
Poland — 0.0%(d)
Powszechna Kasa Oszczednosci Bank Polski SA - ADR	1,320	40,276

The accompanying notes are an integral part of these financial statements.

113

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Portugal — 0.0%(d)
EDP SA - ADR	524	$28,427
Singapore — 1.2%
DBS Group Holdings Ltd. - ADR	19,799	4,801,654
JOYY, Inc. - ADR	11,004	821,339
Oversea-Chinese Banking Corp. Ltd. - ADR(c)	9,574	474,200
Sea Ltd. - ADR(a)	29,000	3,290,920
Singapore Telecommunications Ltd. - ADR	20,968	748,348
Trip.com Group Ltd. - ADR(a)(c)	44,586	1,990,765
United Overseas Bank Ltd. - ADR	24,793	1,610,305
Wilmar International Ltd. - ADR	2,501	75,430
		13,812,961
South Africa — 1.0%
Clicks Group Ltd. - ADR	54,969	1,363,231
DRDGOLD Ltd. - ADR	20,720	584,925
Gold Fields Ltd. - ADR	63,451	2,942,223
Harmony Gold Mining Co. Ltd. - ADR(c)	37,752	741,827
Impala Platinum Holdings Ltd. - ADR	56,673	795,689
Naspers Ltd. - ADR(c)	50,746	495,281
Sanlam Ltd. - ADR	43,822	469,334
Sasol Ltd. - ADR(a)(c)	80,913	972,574
Sibanye Stillwater Ltd. - ADR	33,987	402,746
Standard Bank Group Ltd. - ADR	43,411	861,708
Valterra Platinum Ltd. - ADR	96,924	1,384,075
		11,013,613
South Korea — 1.3%
DoubleDown Interactive Co. Ltd. - ADR(a)	8,181	104,144
Gravity Co. Ltd. - ADR(a)	3,252	239,347
KB Financial Group, Inc. - ADR(c)	26,645	3,325,030
KT Corp. - ADR	119,261	2,347,056
LG Display Co. Ltd. - ADR(a)(c)	237,181	804,044
POSCO Holdings, Inc. - ADR(c)	19,019	1,166,816
Shinhan Financial Group Co. Ltd. - ADR	56,108	4,442,070
SK Telecom Co. Ltd. - ADR(c)	31,895	1,224,449
Woori Financial Group, Inc. - ADR(c)	25,974	1,899,738
		15,552,694
Spain — 2.3%
Aena SME SA - ADR	96,120	1,470,155
Amadeus IT Group SA - ADR	16,541	1,116,848
Banco Bilbao Vizcaya Argentaria SA - ADR	197,329	5,714,648
Banco Santander SA - ADR	486,987	7,090,531

The accompanying notes are an integral part of these financial statements.

114

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Spain — continued
CaixaBank SA - ADR	142,096	$716,164
Cellnex Telecom SA - ADR(c)	28,578	437,815
Grifols SA - ADR	33,836	261,214
Iberdrola SA - ADR(c)	57,882	5,392,287
Industria de Diseno Textil SA - ADR	177,481	2,972,807
Repsol SA - ADR	26,844	855,250
		26,027,719
Sweden — 1.4%
Alfa Laval AB - ADR	576	34,497
Assa Abloy AB - ADR	258,467	4,802,317
Atlas Copco AB - ADR	52,365	1,125,848
Atlas Copco AB - ADR	16,745	310,620
Epiroc AB - ADR	9,076	249,953
Evolution AB - ADR(a)	5,804	503,613
Hexagon AB - ADR(c)	445,266	4,630,766
Polestar Automotive Holding UK PLC - ADR(a)(c)	3,549	44,682
Saab AB - ADR	21,276	702,746
Sandvik AB - ADR	14,199	568,244
Svenska Handelsbanken AB - ADR	8,709	66,885
Swedbank AB - ADR	1,365	53,658
Telefonaktiebolaget LM Ericsson - ADR(c)	159,910	1,613,492
Telia Co. AB - ADR	5,775	52,379
Volvo AB - ADR	37,049	1,334,875
		16,094,575
Switzerland — 5.6%
ABB Ltd. - ADR	60,175	5,864,054
Cie Financiere Richemont SA - ADR(c)	169,491	4,015,242
DSM-Firmenich AG - ADR	9,217	101,760
Galderma Group AG - ADR(c)	52,005	2,152,487
Geberit AG - ADR	6,658	469,256
Givaudan SA - ADR	17,933	1,454,725
Glencore PLC - ADR(c)	140,042	2,235,070
Holcim AG(a)	123,536	2,157,000
Kuehne + Nagel International AG - ADR	9,564	510,478
Logitech International SA	9,041	892,256
Lonza Group AG - ADR	15,421	1,098,746
Nestle SA - ADR(c)	78,852	7,668,357
Novartis AG - ADR	61,642	9,373,283
Roche Holding AG - ADR	236,045	12,675,617
Sandoz Group AG - ADR	16,805	1,413,469
SGS SA - ADR	27,236	311,852

The accompanying notes are an integral part of these financial statements.

115

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
Switzerland — continued
Sika AG - ADR	90,418	$2,140,646
Sonova Holding AG - ADR	7,187	411,887
STMicroelectronics NV	16,610	832,825
Swiss Re AG - ADR	39,079	1,694,465
UBS Group AG(c)	66,487	3,704,656
Zurich Insurance Group AG - ADR	102,479	3,739,459
		64,917,590
Taiwan — 12.3%
ASE Technology Holding Co. Ltd. - ADR(c)	136,763	5,053,393
ChipMOS Technologies, Inc. - ADR(c)	3,728	203,698
Himax Technologies, Inc. - ADR	22,490	308,563
Silicon Motion Technology Corp. - ADR(c)	3,604	889,611
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	320,652	133,173,189
United Microelectronics Corp. - ADR(c)	182,451	3,627,126
		143,255,580
Thailand — 0.0%(d)
Kasikornbank PCL - ADR	12,309	373,270
Turkey — 0.0%(d)
Turkcell Iletisim Hizmetleri AS - ADR(c)	81,925	412,083
United Arab Emirates — 0.0%(d)
VEON Ltd. - ADR(a)	7,728	478,209
United Kingdom — 14.1%
3i Group PLC - ADR	140,874	1,360,843
Admiral Group PLC - ADR(c)	3,995	217,208
Anglo American PLC - ADR(c)	61,294	1,728,491
Aon PLC - Class A	8,257	2,654,791
ARM Holdings PLC - ADR(a)(c)	3,947	954,819
Associated British Foods PLC - ADR	13,287	368,714
AstraZeneca PLC	72,470	11,749,561
AstraZeneca PLC(a)(b)	14,065	2,813
Autolus Therapeutics PLC - ADR(a)	31,577	74,206
Autotrader Group PLC - ADR	855,475	1,471,417
Aviva PLC - ADR	2,920	57,261
BAE Systems PLC - ADR	27,078	2,929,569
Barclays PLC - ADR	261,449	6,965,001
Berkeley Group Holdings PLC - ADR(a)(c)	79,867	771,515
Bicycle Therapeutics PLC - ADR(a)	11,719	48,399
BP PLC - ADR	87,296	3,742,380

The accompanying notes are an integral part of these financial statements.

116

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
United Kingdom — continued
British American Tobacco PLC - ADR	112,671	$6,261,127
Bunzl PLC - ADR	19,984	377,498
Compass Group PLC - ADR	84,040	2,558,178
Compass Pathways PLC - ADR(a)(c)	18,739	253,164
Diageo PLC - ADR(c)	72,927	6,698,345
Diploma PLC - ADR	148,208	3,616,275
Endava PLC - ADR(a)	21,393	71,025
GSK PLC - ADR(c)	73,144	3,675,486
Haleon PLC - ADR(c)	237,310	2,380,219
Halma PLC - ADR	24,564	2,420,291
HSBC Holdings PLC - ADR(c)	113,369	11,692,879
Immunocore Holdings PLC - ADR(a)	5,043	183,162
Imperial Brands PLC - ADR	52,807	1,803,359
InterContinental Hotels Group PLC - ADR(c)	23,716	3,795,983
International Consolidated Airlines Group SA - ADR	10,025	116,390
J Sainsbury PLC - ADR	3,352	60,269
Lloyds Banking Group PLC - ADR	579,947	3,404,289
London Stock Exchange Group PLC - ADR	145,054	4,387,884
National Grid PLC - ADR(c)	69,484	5,500,353
NatWest Group PLC - ADR(a)	286,018	5,205,528
Pearson PLC - ADR(c)	110,352	1,828,533
Reckitt Benckiser Group PLC - ADR(c)	399,838	5,569,743
RELX PLC - ADR(c)	186,708	6,801,772
Rentokil Initial PLC - ADR(c)	83,734	1,992,032
Rio Tinto PLC - ADR	43,762	4,485,605
Rolls-Royce Holdings PLC - ADR(c)	473,081	9,608,275
Sage Group PLC - ADR	8,373	495,556
Shell PLC - ADR	98,667	9,023,097
Silence Therapeutics PLC - ADR(a)	8,053	108,957
Smith & Nephew PLC - ADR(c)	90,932	2,615,204
Smiths Group PLC - ADR(c)	30,902	1,097,021
SSE PLC - ADR	77,922	2,567,530
Standard Chartered PLC - ADR	51,391	3,022,819
Tesco PLC - ADR(c)	182,985	3,392,542
Unilever PLC - ADR(c)	134,048	8,693,013
Vodafone Group PLC - ADR	118,010	1,892,880
WPP PLC - ADR(c)	13,792	352,799
		163,106,070

The accompanying notes are an integral part of these financial statements.

117

ActivePassive International Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
Common Stocks — continued
United States — 0.5%
Agora, Inc. - ADR(a)	43,851	$183,736
Belite Bio, Inc. - ADR(a)(c)	4,158	647,442
BeOne Medicines Ltd. - ADR(a)	6,192	2,226,519
Carnival Corp. Ltd.	98,777	2,359,783
Eli Lilly & Co.(a)(b)	2,408	6,020
Legend Biotech Corp. - ADR(a)	1,771	36,801
Nova Minerals Corp.(a)	7,385	38,254
Structure Therapeutics, Inc. - ADR(a)	7,237	332,251
		5,830,806
Total Common Stocks (Cost $912,722,137)		1,145,054,999
Exchange Traded Funds — 0.1%
Vanguard FTSE Developed Markets ETF	20,882	1,522,715
Vanguard FTSE Emerging Markets ETF(c)	2,048	123,945
Total Exchange Traded Funds (Cost $1,599,107)		1,646,660
	Units
Short-Term Investments
Investments Purchased with Collateral from Securities Lending — 20.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(e)	239,703,553	239,703,553
Total Investments Purchased with Collateral from Securities Lending (Cost $239,703,553)		239,703,553
	Shares
Money Market Funds — 0.7%
First American Government Obligations Fund - Class X, 3.59%(e)	8,300,570	8,300,570
Total Money Market Funds (Cost $8,300,570)		8,300,570
Total Investments — 120.4% (Cost $1,162,325,367)		1,394,705,782
Liabilities in Excess of Other Assets — (20.4)%		(236,774,791)
Total Net Assets— 100.0%		$1,157,930,991

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
PCL - Public Company Limited
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of Envestnet Asset Management, Inc. (the “Adviser”), acting as Valuation Designee. These securities represented $8,833 or 0.0% of net assets as of August 31, 2026.

(c)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $232,517,419.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

118

ActivePassive U.S. Equity ETF
Schedule of Investments
August 31, 2026

	Shares	Value
COMMON STOCKS — 93.3%
Automobiles & Components — 1.6%
Ford Motor Co.	135,599	$1,890,250
General Motors Co.	34,679	2,993,491
Tesla, Inc.(a)	96,543	35,522,997
		40,406,738
Banks — 3.1%
Bank of America Corp.	216,860	13,432,308
Citigroup, Inc.	65,241	8,587,020
Citizens Financial Group, Inc.	19,034	1,310,871
Fifth Third Bancorp	19,379	1,042,009
Huntington Bancshares, Inc./OH	1	17
JPMorgan Chase & Co.	91,691	32,643,830
KeyCorp	26,349	569,402
M&T Bank Corp.	7,655	1,790,811
PNC Financial Services Group, Inc.	13,830	3,314,083
Regions Financial Corp.(b)	17,186	513,518
Truist Financial Corp.	43,900	2,176,562
US Bancorp	64,027	3,942,783
Wells Fargo & Co.	100,659	8,695,931
		78,019,145
Capital Goods — 6.5%
3M Co.	17,783	3,055,653
AerCap Holdings NV	70,200	10,244,988
AMETEK, Inc.	9,728	2,287,734
Armstrong World Industries, Inc.	35,987	6,210,636
Axon Enterprise, Inc.(a)	2,656	1,504,783
Bloom Energy Corp. - Class A(a)	9,216	1,901,261
Boeing Co.(a)	25,990	5,400,202
Carrier Global Corp.	21,941	1,277,405
Caterpillar, Inc.	15,488	12,351,215
Comfort Systems USA, Inc.	970	1,499,251
Cummins, Inc.	5,867	3,311,335
Deere & Co.	8,010	5,245,829
Dover Corp.	10,101	1,961,917
Eaton Corp. PLC	11,312	4,546,067
Emerson Electric Co.	17,968	2,739,042
Fastenal Co.	31,060	1,531,569
Ferguson Enterprises, Inc.	9,318	2,091,984
Fortive Corp.	15,744	926,377
GE Vernova, Inc.	9,154	8,225,144
General Dynamics Corp.	12,051	4,475,139
General Electric Co.	34,166	11,469,868

The accompanying notes are an integral part of these financial statements.

119

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Capital Goods — continued
HEICO Corp.	1,010	$334,462
HEICO Corp. - Class A	1,461	356,732
Honeywell Aerospace, Inc.(a)	10,741	1,698,260
Honeywell International, Inc.	13,487	2,879,772
Howmet Aerospace, Inc.	13,194	3,231,870
Hubbell, Inc.	973	440,769
Illinois Tool Works, Inc.	7,391	2,035,260
Ingersoll Rand, Inc.	8,788	677,115
Johnson Controls International PLC	23,598	3,262,188
L3Harris Technologies, Inc.	7,906	2,104,973
Lockheed Martin Corp.	8,183	4,592,545
Northrop Grumman Corp.	5,378	2,902,507
Otis Worldwide Corp.	9,849	700,559
PACCAR, Inc.	13,610	1,689,409
Parker-Hannifin Corp.	4,512	4,419,233
Quanta Services, Inc.	4,967	3,015,416
Raytheon Technologies Corp.	48,430	10,060,364
Rocket Lab Corp.(a)	19,428	1,241,838
Rockwell Automation, Inc.	4,247	1,802,554
Snap-on, Inc.	5,582	2,156,382
Sunbelt Rentals Holdings, Inc.(b)	9,145	661,001
Toro Co.	44,147	4,318,018
Trane Technologies PLC	6,733	2,992,145
TransDigm Group, Inc.	1,240	1,452,958
United Rentals, Inc.	2,452	2,545,176
Vertiv Holdings Co. - Class A	13,026	3,370,087
Westinghouse Air Brake Technologies Corp.	4,340	1,240,936
WW Grainger, Inc.	1,009	1,321,275
Xylem, Inc./NY	8,504	936,375
		160,697,578
Commercial & Professional Services — 0.8%
Automatic Data Processing, Inc.	11,957	3,421,615
Broadridge Financial Solutions, Inc.	7,759	1,415,086
Casella Waste Systems, Inc. - Class A(a)(b)	38,144	3,518,784
Cintas Corp.	7,920	1,598,177
Copart, Inc.(a)	17,520	577,985
Equifax, Inc.	4,878	922,723
Paychex, Inc.	7,046	897,238
Republic Services, Inc.	6,713	1,483,036
Rollins, Inc.	8,285	298,840
SS&C Technologies Holdings, Inc.	9,453	784,315

The accompanying notes are an integral part of these financial statements.

120

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Commercial & Professional Services — continued
Veralto Corp.	8,691	$856,672
Verisk Analytics, Inc.	2,692	521,656
Waste Connections, Inc.	6,445	1,065,487
Waste Management, Inc.	13,311	2,914,044
		20,275,658
Consumer Discretionary Distribution & Retail — 5.0%
Amazon.com, Inc.(a)	332,907	86,479,251
Burlington Stores, Inc.(a)	973	252,747
Carvana Co.(a)	22,792	1,674,300
eBay, Inc.	18,606	1,926,837
Home Depot, Inc.	33,494	10,980,338
Lowe’s Cos., Inc.	21,750	4,452,225
Murphy USA, Inc.(b)	14,019	7,225,253
O’Reilly Automotive, Inc.(a)	18,331	1,627,793
Ross Stores, Inc.	14,734	3,367,308
TJX Cos., Inc.	41,237	5,522,047
Tractor Supply Co.	13,596	474,500
Ulta Beauty, Inc.(a)	2,220	1,192,362
		125,174,961
Consumer Durables & Apparel — 0.7%
Deckers Outdoor Corp.(a)	52,863	4,603,310
DR Horton, Inc.	11,764	1,700,604
Garmin Ltd.	6,184	1,756,936
Lennar Corp. - Class A	4,392	369,411
Lululemon Athletica, Inc.(a)	4,512	542,613
NIKE, Inc. - Class B	40,441	1,579,626
PulteGroup, Inc.	15,504	1,958,465
Somnigroup International, Inc.(b)	61,263	3,966,779
		16,477,744
Consumer Services — 1.7%
Airbnb, Inc. - Class A(a)	12,808	2,346,682
Booking Holdings, Inc.	25,860	5,148,467
Carnival Corp. Ltd.	54,946	1,312,660
Chipotle Mexican Grill, Inc.(a)(b)	29,047	1,104,657
Churchill Downs, Inc.	76,826	6,720,739
Darden Restaurants, Inc.	6,454	1,382,834
DoorDash, Inc. - Class A(a)(b)	12,126	2,810,079
Expedia Group, Inc.	2,875	911,720
Flutter Entertainment PLC(a)	2,006	200,961
Hilton Worldwide Holdings, Inc.	4,958	1,568,116
Las Vegas Sands Corp.	22,191	972,188

The accompanying notes are an integral part of these financial statements.

121

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Consumer Services — continued
Marriott International, Inc./MD - Class A	4,753	$1,624,385
McDonald’s Corp.	21,036	5,543,827
Royal Caribbean Cruises Ltd.	8,923	2,397,967
Starbucks Corp.	37,526	3,987,138
Vail Resorts, Inc.(b)	15,026	2,057,210
Yum! Brands, Inc.	11,659	1,787,441
		41,877,071
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	14,432	13,622,220
Dollar General Corp.	10,236	1,297,413
Dollar Tree, Inc.(a)	8,025	1,015,885
Kroger Co.	19,470	1,120,304
Sysco Corp.	17,632	1,429,603
Target Corp.	17,580	2,828,270
Walmart, Inc.	155,316	16,287,989
		37,601,684
Energy — 3.0%
Baker Hughes Co.	32,993	2,096,705
Cheniere Energy, Inc.	4,418	1,288,686
Chevron Corp.	61,206	12,617,005
ConocoPhillips	40,984	5,429,970
Devon Energy Corp.	37,731	1,830,331
Diamondback Energy, Inc.	4,408	883,716
EOG Resources, Inc.	21,964	3,183,902
EQT Corp.	21,604	1,170,505
ExxonMobil Holdings Corp.	146,332	23,552,135
Halliburton Co.	34,159	1,258,759
Kinder Morgan, Inc.	43,035	1,387,448
Marathon Petroleum Corp.	10,093	3,767,919
Occidental Petroleum Corp.	26,556	1,598,140
ONEOK, Inc.	1	96
Phillips 66	14,133	3,484,915
SLB Ltd.	51,147	3,073,935
Targa Resources Corp.(b)	6,311	1,853,225
Texas Pacific Land Corp.	972	363,859
Valero Energy Corp.	10,711	3,844,392
Williams Cos., Inc.	35,626	2,673,731
		75,359,374
Financial Services — 6.4%
American Express Co.	17,912	5,914,005
Ameriprise Financial, Inc.	2,297	1,270,494

The accompanying notes are an integral part of these financial statements.

122

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Financial Services — continued
Apollo Global Management, Inc.	11,889	$1,623,800
Ares Management Corp. - Class A(b)	4,382	627,371
Bank of New York Mellon Corp.	28,046	4,523,259
Berkshire Hathaway, Inc. - Class B(a)	46,670	23,523,080
Blackrock, Inc.	4,484	5,181,755
Blackstone, Inc.	24,055	3,445,638
Block, Inc.(a)	19,309	1,583,724
Capital One Financial Corp.	20,744	4,449,795
Cboe Global Markets, Inc.	4,896	1,469,779
Charles Schwab Corp.	55,471	6,091,825
CME Group, Inc.	9,387	2,679,989
Coinbase Global, Inc. - Class A(a)	4,929	927,243
Corpay, Inc.(a)	1,386	560,360
Credit Acceptance Corp.(a)(b)	10,011	6,003,997
Fidelity National Information Services, Inc.	10,565	430,735
Fiserv, Inc.(a)	10,859	578,893
Global Payments, Inc.	6,378	580,717
Goldman Sachs Group, Inc.	10,193	10,456,999
Interactive Brokers Group, Inc. - Class A	13,007	1,265,451
Intercontinental Exchange, Inc.	14,491	2,328,704
Jack Henry & Associates, Inc.	25,660	4,308,571
KKR & Co., Inc.	21,622	2,372,366
LPL Financial Holdings, Inc.	1,658	613,684
Mastercard, Inc. - Class A	25,647	15,114,034
Moody’s Corp.	4,563	2,302,672
Morgan Stanley	40,930	8,731,188
MSCI, Inc.	1,507	859,954
Nasdaq, Inc.	7,024	692,637
Northern Trust Corp.	13,545	2,513,410
PayPal Holdings, Inc.	32,606	1,717,195
Raymond James Financial, Inc.	4,240	755,441
Robinhood Markets, Inc. - Class A(a)	27,723	2,905,648
Rocket Cos., Inc. - Class A(a)	18,984	254,575
S&P Global, Inc.	9,244	4,028,905
State Street Corp.	16,896	3,233,557
Synchrony Financial	12,179	938,757
T Rowe Price Group, Inc.	16,507	1,836,899
Tradeweb Markets, Inc. - Class A	1,826	196,660
Visa, Inc. - Class A	55,431	21,028,858
		159,922,624

The accompanying notes are an integral part of these financial statements.

123

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Food, Beverage & Tobacco — 2.3%
Altria Group, Inc.	74,240	$5,083,955
Archer-Daniels-Midland Co.	17,039	1,385,100
Coca-Cola Co.	129,467	11,479,839
Constellation Brands, Inc. - Class A	5,042	658,586
General Mills, Inc.	26,898	1,108,198
Hershey Co.	3,181	560,524
Keurig Dr Pepper, Inc.(b)	27,799	885,676
Kraft Heinz Co.	17,081	438,469
Lamb Weston Holdings, Inc.	63,028	3,436,917
Marzetti Co.	28,585	3,220,100
McCormick & Co., Inc./MD	2,988	162,009
Mondelez International, Inc. - Class A	28,212	1,751,119
Monster Beverage Corp.(a)	59,772	2,744,730
PepsiCo, Inc.	47,789	6,706,708
Philip Morris International, Inc.	51,555	9,656,252
Post Holdings, Inc.(a)(b)	46,151	3,847,148
Primo Brands Corp.	126,835	2,894,375
Tyson Foods, Inc. - Class A(b)	29,041	1,601,321
		57,621,026
Health Care Equipment & Services — 3.0%
Abbott Laboratories	58,114	6,413,461
Becton Dickinson & Co.	6,341	1,192,805
Boston Scientific Corp.(a)	49,853	2,407,900
Cardinal Health, Inc.	10,476	2,457,879
Cencora, Inc.	3,986	1,289,870
Centene Corp.(a)	5,422	348,851
Cigna Group	8,515	2,350,821
Cooper Cos., Inc.(a)	52,633	3,689,047
CVS Health Corp.	43,036	4,041,511
Dexcom, Inc.(a)	12,431	1,131,967
Edwards Lifesciences Corp.(a)	22,457	2,037,973
Elevance Health, Inc.	7,652	3,003,716
GE HealthCare Technologies, Inc.	10,772	767,290
HCA Healthcare, Inc.	10,391	4,306,550
Humana, Inc.	4,100	1,571,243
IDEXX Laboratories, Inc.(a)	3,041	1,692,894
Intuitive Surgical, Inc.(a)	11,799	4,446,571
Labcorp Holdings, Inc.	5,047	1,678,935
McKesson Corp.	4,433	3,924,623
Medline, Inc.(a)(b)	8,883	311,171

The accompanying notes are an integral part of these financial statements.

124

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Health Care Equipment & Services — continued
Medtronic PLC	51,761	$4,692,135
Quest Diagnostics, Inc.	9,346	2,245,844
ResMed, Inc.	4,007	962,081
STERIS PLC	3,170	737,469
Stryker Corp.	7,933	2,568,705
UnitedHealth Group, Inc.	30,926	12,042,894
Veeva Systems, Inc. - Class A(a)	3,080	879,925
Zimmer Biomet Holdings, Inc.	1,746	174,670
		73,368,801
Household & Personal Products — 0.6%
Church & Dwight Co., Inc.	13,010	1,298,138
Colgate-Palmolive Co.	20,992	1,885,501
Estee Lauder Cos., Inc. - Class A	8,589	878,655
Kenvue, Inc.	1	19
Kimberly-Clark Corp.(b)	6,923	747,338
Procter & Gamble Co.	77,102	11,189,042
		15,998,693
Insurance — 2.1%
Aflac, Inc.	15,687	1,817,339
Allstate Corp.	12,211	3,147,996
American International Group, Inc.	11,366	867,908
Aon PLC - Class A	4,445	1,429,156
Arch Capital Group Ltd.(a)	11,570	1,134,670
Arthur J Gallagher & Co.(b)	5,880	1,541,442
Brown & Brown, Inc.	5,630	406,317
Chubb Ltd.	14,199	4,807,781
Cincinnati Financial Corp.	9,563	1,624,754
Hanover Insurance Group, Inc.	29,514	6,673,411
Hartford Insurance Group, Inc.	22,628	3,108,635
Loews Corp.	26,942	2,917,549
Marsh & McLennan Cos., Inc.	11,820	2,243,436
MetLife, Inc.	12,050	1,146,798
Principal Financial Group, Inc.	14,501	1,597,430
Progressive Corp.	18,662	4,069,809
Prudential Financial, Inc.	7,345	863,772
Travelers Cos., Inc.	10,329	3,779,691
W R Berkley Corp.	12,601	851,324
White Mountains Insurance Group Ltd.	3,922	8,244,083
Willis Towers Watson PLC	2,570	870,073
		53,143,374

The accompanying notes are an integral part of these financial statements.

125

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Materials — 1.9%
Air Products and Chemicals, Inc.(b)	6,091	$1,884,921
Corteva, Inc.	24,107	2,040,175
CRH PLC	27,385	2,582,132
Dow, Inc.	15,986	487,893
Ecolab, Inc.	5,537	1,568,078
Element Solutions, Inc.	131,539	4,674,896
Freeport-McMoRan, Inc.	51,705	3,916,137
International Flavors & Fragrances, Inc.(b)	14,353	1,239,094
International Paper Co.	32,967	1,250,438
Linde PLC	14,105	6,905,526
LyondellBasell Industries NV - Class A	2,587	168,362
Martin Marietta Materials, Inc.	1,363	706,988
NewMarket Corp.	7,240	6,499,348
Newmont Corp.	40,073	5,051,602
Nucor Corp.	10,003	2,497,149
Packaging Corp. of America	4,988	1,166,893
PPG Industries, Inc.	11,874	1,331,907
Sherwin-Williams Co.	5,278	1,788,239
Steel Dynamics, Inc.	3,577	832,082
Vulcan Materials Co.	2,657	716,274
		47,308,134
Media & Entertainment — 7.9%
Alphabet, Inc. - Class A	203,213	68,960,332
Alphabet, Inc. - Class C	162,289	54,433,353
AppLovin Corp. - Class A(a)	9,574	2,987,662
Charter Communications, Inc. - Class A(a)	1,308	199,392
Fox Corp. - Class A	24,933	1,679,238
Fox Corp. - Class B	16,405	987,909
Live Nation Entertainment, Inc.(a)(b)	3,371	606,409
Meta Platforms, Inc. - Class A	75,074	42,967,853
Netflix, Inc.(a)	143,007	11,590,717
Reddit, Inc. - Class A(a)	5,131	758,413
ROBLOX Corp. - Class A(a)	13,874	572,857
Take-Two Interactive Software, Inc.(a)	3,685	809,595
Walt Disney Co.(b)	56,900	6,119,595
Warner Bros Discovery, Inc.(a)	88,743	2,531,838
		195,205,163
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
AbbVie, Inc.	58,759	15,066,983
Agilent Technologies, Inc.	12,143	1,864,679
Alnylam Pharmaceuticals, Inc.(a)	4,190	1,008,491

The accompanying notes are an integral part of these financial statements.

126

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Pharmaceuticals, Biotechnology & Life Sciences — continued
Amgen, Inc.	19,305	$8,298,833
Biogen, Inc.(a)	8,488	1,838,925
Bristol-Myers Squibb Co.	80,139	5,354,087
Bruker Corp.(b)	46,698	2,708,951
Danaher Corp.	20,674	4,415,139
Eli Lilly & Co.	29,215	33,793,867
Gilead Sciences, Inc.	47,235	6,912,370
Insmed, Inc.(a)	2,346	285,790
IQVIA Holdings, Inc.(a)	6,300	1,645,497
Johnson & Johnson(b)	87,703	23,315,843
Merck & Co., Inc.	90,513	13,374,201
Pfizer, Inc.	211,936	6,031,699
Regeneron Pharmaceuticals, Inc.	3,766	3,009,335
Thermo Fisher Scientific, Inc.	12,978	8,008,724
Vertex Pharmaceuticals, Inc.(a)	8,217	4,474,321
Waters Corp.(a)	2,273	942,454
West Pharmaceutical Services, Inc.	1,585	540,659
Zoetis, Inc.	10,185	785,263
		143,676,111
Real Estate Management & Development — 0.1%
CBRE Group, Inc. - Class A(a)	9,624	1,403,275
CoStar Group, Inc.(a)	6,527	209,321
		1,612,596
Semiconductors & Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc.(a)	56,003	26,361,732
Analog Devices, Inc.(b)	17,907	6,484,841
Applied Materials, Inc.	28,061	12,862,882
Astera Labs, Inc.(a)	1,747	518,824
Broadcom, Inc.	162,432	60,155,067
Cerebras Systems, Inc. - Class A(a)(b)	1,011	186,267
Entegris, Inc.	58,636	7,932,865
First Solar, Inc.(a)	1,187	239,655
Intel Corp.(a)	137,909	12,344,235
KLA Corp.	46,185	8,103,158
Lam Research Corp.	44,250	13,340,933
Marvell Technology, Inc.	30,802	6,519,551
Microchip Technology, Inc.	12,542	921,210
Micron Technology, Inc.	38,921	37,314,730
Monolithic Power Systems, Inc.	2,022	2,563,431
NVIDIA Corp.	788,446	174,073,108
ON Semiconductor Corp.(a)	14,615	1,082,825

The accompanying notes are an integral part of these financial statements.

127

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Semiconductors & Semiconductor Equipment — continued
Qnity Electronics, Inc.	2,110	$251,997
QUALCOMM, Inc.	38,688	6,595,530
Teradyne, Inc.	5,499	1,923,715
Texas Instruments, Inc.	31,117	8,118,737
		387,895,293
Software & Services — 10.2%
Accenture PLC - Class A	22,657	4,299,392
ACI Worldwide, Inc.(a)	109,504	5,834,373
Adobe, Inc.(a)	15,556	4,554,641
Atlassian Corp. - Class A(a)	3,782	734,351
Autodesk, Inc.(a)	4,561	1,179,155
Cadence Design Systems, Inc.(a)	9,849	3,336,644
CCC Intelligent Solutions Holdings, Inc.(a)	678,829	5,064,064
Cloudflare, Inc. - Class A(a)	10,529	3,212,503
Cognizant Technology Solutions Corp. - Class A	10,232	660,783
CoreWeave, Inc. - Class A(a)	12,939	1,098,392
Crowdstrike Holdings, Inc. - Class A(a)	32,748	7,564,788
Datadog, Inc. - Class A(a)	11,561	2,740,420
Fair Isaac Corp.(a)	971	1,113,941
Fortinet, Inc.(a)	21,226	3,628,160
International Business Machines Corp.	33,280	7,783,194
Intuit, Inc.	11,324	4,068,713
Microsoft Corp.	256,097	129,915,447
MongoDB, Inc.(a)	1,750	793,398
Oracle Corp.	59,549	8,879,947
Palantir Technologies, Inc. - Class A(a)	74,642	13,911,776
Palo Alto Networks, Inc.(a)	27,546	10,526,153
Qualys, Inc.(a)	39,602	7,371,516
Roper Technologies, Inc.	2,067	877,731
Salesforce, Inc.	29,558	7,612,367
ServiceNow, Inc.(a)	36,587	5,414,510
Snowflake, Inc. - Class A(a)	11,664	3,865,800
Strategy, Inc. - Class A(a)	7,393	982,825
Synopsys, Inc.(a)	6,560	2,883,710
VeriSign, Inc.	2,238	645,171
Workday, Inc. - Class A(a)	4,427	874,111
Zoom Communications, Inc.(a)	14,216	1,374,403
Zscaler, Inc.(a)	2,105	396,551
		253,198,930

The accompanying notes are an integral part of these financial statements.

128

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Technology Hardware & Equipment — 9.7%
Amphenol Corp. - Class A	45,350	$7,190,243
Apple, Inc.	503,853	159,645,823
Arista Networks, Inc.(a)	36,752	7,191,999
Ciena Corp.(a)	3,303	1,264,388
Cisco Systems, Inc.	128,011	14,143,935
Coherent Corp.(a)	6,727	1,868,962
Corning, Inc.	27,750	4,127,258
Dell Technologies, Inc. - Class C	10,570	4,820,026
Flex Ltd.(a)	3,674	401,385
Hewlett Packard Enterprise Co.	48,631	2,540,483
HP, Inc.	19,696	591,274
Keysight Technologies, Inc.(a)	4,133	1,333,719
Lumentum Holdings, Inc.(a)	2,710	2,479,000
Motorola Solutions, Inc.	3,641	1,766,977
NetApp, Inc.	12,694	2,352,071
Sandisk Corp.(a)	5,122	8,024,637
Seagate Technology Holdings PLC	7,833	6,488,701
Super Micro Computer, Inc.(a)(b)	12,122	451,908
TE Connectivity PLC	13,073	2,683,233
Teledyne Technologies, Inc.(a)	1,267	776,608
Western Digital Corp.	12,202	5,497,611
Zebra Technologies Corp. - Class A(a)	18,334	6,481,986
		242,122,227
Telecommunication Services — 0.9%
AST SpaceMobile, Inc.(a)(b)	3,209	189,652
AT&T, Inc.	259,984	6,730,986
Comcast Corp. - Class A	122,538	3,261,962
Space Exploration Technologies Corp. - Class A(a)(b)	20,228	2,906,561
T-Mobile US, Inc.	12,401	2,237,636
Verizon Communications, Inc.	140,183	7,011,954
		22,338,751
Transportation — 1.4%
CSX Corp.	76,653	3,871,743
Delta Air Lines, Inc.	9,435	735,930
Expeditors International of Washington, Inc.	9,855	1,869,001
FedEx Corp.	8,975	2,938,415
Norfolk Southern Corp.	8,423	2,887,320
Old Dominion Freight Line, Inc.	6,194	1,238,552
Saia, Inc.(a)	10,864	3,858,132
Southwest Airlines Co.	24,756	953,849

The accompanying notes are an integral part of these financial statements.

129

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
COMMON STOCKS — continued
Transportation — continued
Uber Technologies, Inc.(a)	72,714	$5,500,814
Union Pacific Corp.	21,291	6,401,565
United Airlines Holdings, Inc.(a)	13,876	1,498,469
United Parcel Service, Inc. - Class B	25,593	2,667,559
		34,421,349
Utilities — 1.5%
Ameren Corp.(b)	7,997	847,762
American Electric Power Co., Inc.	29,312	3,588,668
American Water Works Co., Inc.	3,362	464,729
CenterPoint Energy, Inc.(b)	19,050	754,380
CMS Energy Corp.	16,557	1,126,870
Consolidated Edison, Inc.	15,064	1,612,149
Constellation Energy Corp.	10,456	2,872,995
Dominion Energy, Inc.	27,481	1,814,021
DTE Energy Co.	2,237	303,404
Duke Energy Corp.	37,095	4,448,062
Edison International	16,003	863,842
Entergy Corp.	11,764	1,250,631
Eversource Energy	13,810	968,633
Exelon Corp.	36,460	1,594,031
FirstEnergy Corp.	37,465	1,718,145
NextEra Energy, Inc.	65,803	5,418,219
NiSource, Inc.	12,359	505,730
PG&E Corp.	84,006	1,114,760
PPL Corp.	9,422	321,573
Public Service Enterprise Group, Inc.	1	73
Sempra	17,504	1,430,077
Southern Co.	23,704	2,085,952
Vistra Corp.	10,838	1,488,816
WEC Energy Group, Inc.	4,573	485,515
Xcel Energy, Inc.	12,785	967,697
		38,046,734
TOTAL COMMON STOCKS (Cost $1,750,922,936)		2,321,769,759
EXCHANGE TRADED FUNDS — 4.7%
Dimensional US Small Cap ETF	1,393,560	113,756,303
Vanguard Morningstar Large-Cap ETF	8,145	2,878,606
TOTAL EXCHANGE TRADED FUNDS (Cost $90,431,195)		116,634,909

The accompanying notes are an integral part of these financial statements.

130

ActivePassive U.S. Equity ETF
Schedule of Investments(Cont’d)
August 31, 2026

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	15,883	$2,790,643
Digital Realty Trust, Inc.	9,059	1,681,260
Equinix, Inc.	3,130	3,276,234
Extra Space Storage, Inc.	4,430	625,073
First Industrial Realty Trust, Inc.	63,574	3,933,959
Iron Mountain, Inc.	9,993	1,152,693
Prologis, Inc.	33,554	4,694,876
Public Storage	3,577	1,098,103
Realty Income Corp.(b)	53,307	3,266,653
SBA Communications Corp.	4,881	925,730
Ventas, Inc.	14,230	1,297,349
VICI Properties, Inc.	101,906	2,613,889
Vivmark Residential	58,810	3,830,854
Welltower, Inc.	20,348	4,807,011
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $34,535,058)		35,994,327

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH Collateral from SECURITIES LENDING — 1.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79%(c)	46,181,636	46,181,636
TOTAL INVESTMENTS PURCHASED WITH Collateral FROM SECURITIES LENDING (Cost $46,181,636)		46,181,636

	Shares
MONEY MARKET FUNDS — 0.5%
First American Government Obligations Fund - Class X, 3.59%(c)	13,405,708	13,405,708
TOTAL MONEY MARKET FUNDS (Cost $13,405,708)		13,405,708
TOTAL INVESTMENTS — 101.8% (Cost $1,935,476,533)		2,533,986,339
Liabilities in Excess of Other Assets — (1.8)%		(45,029,851)
TOTAL NET ASSETS — 100.0%		$2,488,956,488

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $45,083,320.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
The accompanying notes are an integral part of these financial statements.

131

ActivePassive ETFs
Statements of Assets and Liabilities
August 31, 2026

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Assets:
Investments, at value	$1,013,817,809	$257,019,609	$1,394,705,782	$2,533,986,339
Interest receivable	6,680,826	2,591,773	—	—
Receivable for investments sold	407,717	—	308	2,170,039
Dividends receivable	29,728	21,771	2,633,837	1,969,466
Security lending income receivable	7,708	18,936	169,786	7,275
Receivable for transaction fee	2,168	—	—	—
Dividend tax reclaims receivable	—	—	663,529	5,212
Prepaid expenses and other assets	—	—	3,350	—
Total Assets	1,020,945,956	259,652,089	1,398,176,592	2,538,138,331
LIABILITIES:
Payable upon return of securities loaned	10,160,005	7,796,545	239,703,553	46,181,636
Payable for investments purchased	2,427,781	5,293,183	98,883	—
Payable for fund shares redeemed	2,167,868	—	—	2,365,925
Payable to Adviser	299,684	73,029	443,165	634,282
Total Liabilities	15,055,338	13,162,757	240,245,601	49,181,843
Net Assets	$1,005,890,618	$246,489,332	$1,157,930,991	$2,488,956,488
Net Assets Consist of:
Paid-in capital	$1,020,332,992	$247,941,441	$945,200,602	$1,935,216,670
Total distributable earnings/(accumulated losses)	(14,442,374)	(1,452,109)	212,730,389	553,739,818
Total Net Assets	$ 1,005,890,618	$ 246,489,332	$ 1,157,930,991	$ 2,488,956,488
Net assets	$1,005,890,618	$246,489,332	$1,157,930,991	$2,488,956,488
Shares issued and outstanding(a)	34,800,000	9,975,000	29,425,000	52,600,000
Net asset value per share	$28.90	$24.71	$39.35	$47.32
Cost:
Investments, at cost	$1,031,826,744	$258,987,833	$1,162,325,367	$1,935,476,533
Loaned Securities:
at value (included in investments)	$9,942,763	$7,622,483	$232,517,419	$45,083,320

(a)	Unlimited shares of $0.001 par value authorized.
The accompanying notes are an integral part of these financial statements.

132

ActivePassive ETFs
Statements of Operations
For the Year Ended August 31, 2026

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Investment Income:
Dividend income	$10,563,455	$436,644	$26,143,714	$25,958,906
Less: dividend withholding taxes	—	—	(2,276,410)	6,937
Less: issuance fees(a)	—	—	(1,496,043)	(1,001)
Interest income	32,854,148	6,151,235	—	—
Interest withholding taxes	488	—	—	—
Securities lending income	133,983	203,941	2,854,040	80,001
Other income	52,756	—	—	—
Total Investment Income	43,604,830	6,791,820	25,225,301	26,044,843
Expenses:
Investment advisory fee	3,229,034	758,375	4,512,213	6,845,181
Total Expenses	3,229,034	758,375	4,512,213	6,845,181
Net Investment Income	40,375,796	6,033,445	20,713,088	19,199,662
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) from:
Investments	1,030,252	58,027	(12,616,442)	(25,332,540)
Redemptions in-kind (see note 6)	—	—	43,516,176	174,803,583
Net realized gain (loss)	1,030,252	58,027	30,899,734	149,471,043
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(26,151,484)	(2,762,707)	125,994,312	269,927,272
Net change in unrealized appreciation (depreciation)	(26,151,484)	(2,762,707)	125,994,312	269,927,272
Net Realized and Unrealized Gain (Loss)	(25,121,232)	(2,704,680)	156,894,046	419,398,315
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,254,564	$3,328,765	$ 177,607,134	$ 438,597,977

(a)
Issuance and American Depositary Receipt (“ADR”) fees represent charges assessed by depositary banks in connection with the issuance, cancellation, administration and servicing of ADRs held by the Funds. Such fees are included in issuance fees in the Statement of Operations.

The accompanying notes are an integral part of these financial statements.

133

ActivePassive ETFs
Statements of Changes in Net Assets

	ActivePassive Core Bond ETF		ActivePassive Intermediate Municipal Bond ETF
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$40,375,796	$34,195,435	$6,033,445	$4,206,849
Net realized gain (loss)	1,030,252	205,915	58,027	(133,082)
Net change in unrealized appreciation (depreciation)	(26,151,484)	(7,546,701)	(2,762,707)	292,659
Net increase (decrease) in net assets from operations	15,254,564	26,854,649	3,328,765	4,366,426
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(39,329,380)	(36,015,902)	(5,782,535)	(4,110,677)
Total distributions to shareholders	(39,329,380)	(36,015,902)	(5,782,535)	(4,110,677)
CAPITAL TRANSACTIONS:
Shares sold	152,349,780	152,825,055	61,996,638	46,951,812
Shares redeemed	(2,167,867)	(2,168,588)	—	—
ETF transaction fees	154,518	150,630	61,996	46,952
Net increase (decrease) in net assets from capital transactions	150,336,431	150,807,097	62,058,634	46,998,764
NET INCREASE (DECREASE) IN NET ASSETS	126,261,615	141,645,844	59,604,864	47,254,513
Net Assets:
Beginning of the year	879,629,003	737,983,159	186,884,468	139,629,955
End of the year	$ 1,005,890,618	$ 879,629,003	$ 246,489,332	$ 186,884,468
SHARES TRANSACTIONS
Shares sold	5,200,000	5,200,000	2,475,000	1,900,000
Shares redeemed	(75,000)	(75,000)	—	—
Total increase (decrease) in shares outstanding	5,125,000	5,125,000	2,475,000	1,900,000

The accompanying notes are an integral part of these financial statements.

134

ActivePassive ETFs
Statements of Changes in Net Assets (Cont’d)

	ActivePassive International Equity ETF		ActivePassive U.S. Equity ETF
	Year Ended August 31,		Year Ended August 31,
	2026	2025	2026	2025
OPERATIONS:
Net investment income (loss)	$20,713,088	$21,034,640	$19,199,662	$17,299,908
Net realized gain (loss)	30,899,734	71,593,088	149,471,043	79,663,648
Net change in unrealized appreciation (depreciation)	125,994,312	43,169,371	269,927,272	150,372,590
Net increase (decrease) in net assets from operations	177,607,134	135,797,099	438,597,977	247,336,146
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(34,709,215)	(16,885,375)	(17,953,549)	(13,202,075)
Total distributions to shareholders	(34,709,215)	(16,885,375)	(17,953,549)	(13,202,075)
CAPITAL TRANSACTIONS:
Shares sold	253,470,033	332,272,810	627,036,370	698,116,750
Shares redeemed	(122,494,565)	(368,262,435)	(581,763,090)	(496,878,105)
Net increase (decrease) in net assets from capital transactions	130,975,468	(35,989,625)	45,273,280	201,238,645
NET INCREASE (DECREASE) IN NET ASSETS	273,873,387	82,922,099	465,917,708	435,372,716
NET ASSETS:
Beginning of the year	884,057,604	801,135,505	2,023,038,780	1,587,666,064
End of the year	$ 1,157,930,991	$884,057,604	$ 2,488,956,488	$ 2,023,038,780
SHARES TRANSACTIONS
Shares sold	6,750,000	10,700,000	14,675,000	19,200,000
Shares redeemed	(3,300,000)	(11,575,000)	(13,375,000)	(13,650,000)
Total increase (decrease) in shares outstanding	3,450,000	(875,000)	1,300,000	5,550,000

The accompanying notes are an integral part of these financial statements.

135

ActivePassive Core Bond ETF
Financial Highlights

Per share data:

	Year Ended August 31,			Period Ended August 31, 2023(a)
	2026	2025	2024
Net asset value, beginning of period	$29.64	$30.06	$29.18	$30.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	1.29	1.28	1.18	0.35
Net realized and unrealized gain (loss) on investments(d)	(0.76)	(0.35)	0.81	(0.93)
Total from investment operations	0.53	0.93	1.99	(0.58)
LESS DISTRIBUTIONS FROM:
Net investment income	(1.22)	(1.27)	(1.11)	(0.24)
Net realized gains	(0.05)	(0.09)	—	—
Total distributions	(1.27)	(1.36)	(1.11)	(0.24)
ETF transaction fees per share	0.00(e)	0.01	—	—
Net asset value, end of period	$28.90	$29.64	$30.06	$29.18
TOTAL RETURN(f)	1.80%	3.28%	7.02%	−1.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,005,891	$879,629	$737,983	$99,933
Ratio of expenses to average net assets(g)(h)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)(h)	4.38%	4.35%	4.03%	3.58%
Portfolio turnover rate(f)(i)	43%	47%	125%	13%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

136

ActivePassive Intermediate Municipal Bond ETF
Financial Highlights

Per share data:

	Year Ended August 31,			Period Ended August 31, 2023(a)
	2026	2025	2024
Net asset value, beginning of period	$24.92	$24.93	$24.39	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.70	0.65	0.60	0.17
Net realized and unrealized gain (loss) on investments(d)	(0.25)	(0.02)	0.47	(0.66)
Total from investment operations	0.45	0.63	1.07	(0.49)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.67)	(0.64)	(0.53)	(0.12)
Total distributions	(0.67)	(0.64)	(0.53)	(0.12)
ETF transaction fees per share	0.01	0.00(e)	—	—
Net asset value, end of period	$24.71	$24.92	$24.93	$24.39
TOTAL RETURN(f)	1.88%	2.57%	4.47%	−1.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$246,489	$186,884	$139,630	$30,490
Ratio of expenses to average net assets(g)(h)	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)(h)	2.78%	2.64%	2.45%	2.14%
Portfolio turnover rate(f)(i)	18%	23%	104%	0%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

137

ActivePassive International Equity ETF
Financial Highlights

Per share data:

	Year Ended August 31,			Period Ended August 31, 2023(a)
	2026	2025	2024
Net asset value, beginning of period	$34.03	$29.84	$25.25	$24.73
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.77	0.76	0.81	0.20
Net realized and unrealized gain (loss) on investments(d)	5.87	4.03	3.95	0.32
Total from investment operations	6.64	4.79	4.76	0.52
LESS DISTRIBUTIONS FROM:
Net investment income	(1.32)	(0.60)	(0.17)	—
Total distributions	(1.32)	(0.60)	(0.17)	—
Net asset value, end of period	$39.35	$34.03	$29.84	$25.25
TOTAL RETURN(e)	19.90%	16.47%	18.90%	2.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,157,931	$884,058	$801,136	$77,022
Ratio of expenses to average net assets(f)(g)	0.45%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets(f)(g)	2.07%	2.47%	2.88%	2.39%
Portfolio turnover rate(e)(h)	27%	33%	63%	15%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

138

ActivePassive U.S. Equity ETF
Financial Highlights

Per share data:

	Year Ended August 31,			Period Ended August 31, 2023(a)
	2026	2025	2024
Net asset value, beginning of period	$39.44	$34.70	$27.42	$24.75
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.36	0.36	0.33	0.12
Net realized and unrealized gain (loss) on investments(d)	7.87	4.66	7.07	2.55
Total from investment operations	8.23	5.02	7.40	2.67
LESS DISTRIBUTIONS FROM:
Net investment income	(0.35)	(0.28)	(0.12)	—
Total distributions	(0.35)	(0.28)	(0.12)	—
Net asset value, end of period	$47.32	$39.44	$34.70	$27.42
TOTAL RETURN(e)	20.98%	14.52%	27.08%	10.78%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,488,956	$2,023,039	$1,587,666	$180,280
Ratio of expenses to average net assets(f)(g)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets(f)(g)	0.84%	1.02%	1.02%	1.39%
Portfolio turnover rate(e)(h)	8%	19%	55%	9%

(a)	Inception date of the Fund was May 2, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

139

ActivePassive ETFs
Notes to Financial Statements
August 31, 2026
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the ActivePassive ETFs (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objective and policies within the Trust. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.
The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF”) is to provide current income consistent with low volatility of principal. The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal. The investment objective of each of the ActivePassive International Equity ETF (“International Equity ETF”) and the ActivePassive U.S. Equity ETF (“U.S. Equity ETF”) is to provide long-term capital appreciation. The ActivePassive ETFs commenced operations on May 2, 2023.
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a) Investment Valuation. Each security owned by the Funds that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Odd lots may trade at lower prices than institutional round lots.
Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.
Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

140

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2026
Forward foreign currency contracts are valued at the mean between the bid and asked prices.
If market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2026:
ActivePassive Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Securities	$—	$287,062,648	$—	$287,062,648
Exchange Traded Funds	261,290,992	—	—	261,290,992
Corporate Bonds*	—	230,480,613	—	230,480,613
Agency Commercial Mortgage Backed Securities	—	78,949,820	—	78,949,820
Asset-Backed Securities	—	40,441,918	—	40,441,918
Collateralized Mortgage Obligations	—	32,605,836	—	32,605,836
Foreign Corporate Bonds*	—	24,050,067	—	24,050,067
U.S. Government Agency Issues	—	18,603,823	—	18,603,823
Foreign Government Debt Obligations	—	11,646,302	—	11,646,302
Non-Agency Commercial Mortgage Backed Securities	—	4,599,812	—	4,599,812
Foreign Government Agency Issues	—	2,605,138	—	2,605,138
Collateralized Loan Obligations	—	485,533	—	485,533
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	10,160,005
Money Market Funds	9,495,375	—	—	9,495,375
U.S. Treasury Bills	—	1,339,927	—	1,339,927
Total Investments	$270,786,367	$732,871,437	$—	$1,013,817,809

141

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2026
The Fund did not hold any Level 3 securities during the year ended August 31, 2026.
*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,160,005 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ActivePassive Intermediate Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments
Municipal Bonds	$—	$232,540,775	$—	$232,540,775
Exchange Traded Funds	8,027,328	—	—	8,027,328
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	7,796,545
Money Market Funds	8,654,961	—	—	8,654,961
Total Investments	$16,682,289	$232,540,775	$—	$257,019,609

The Fund did not hold any Level 3 securities during the year ended August 31, 2026.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $7,796,545 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ActivePassive International Equity ETF

	Level 1	Level 2	Level 3^	Total
Investments
Common Stocks*	$1,145,046,166	$—	$8,833	$1,145,054,999
Exchange Traded Funds	1,646,660	—	—	1,646,660
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	239,703,553
Money Market Funds	8,300,570	—	—	8,300,570
Total Investments	$1,154,993,396	$—	$8,833	$1,394,705,782

The Fund held Level 3 securities during the year ended August 31, 2026.
*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $239,703,553 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The Fund measures Level 3 activity as of the end of each financial reporting period.
As of August 31, 2026, the Fund held Level 3 investments that were valued at the most recent trade price in an inactive market. The Level 3 investment in securities represented less than 1% of the Fund’s net assets and were not considered a significant portion of the Fund’s portfolio. As the Level 3 investments were not considered significant to the financial statements, a reconciliation of Level 3 investments for the year ended August 31, 2026 is not presented.

142

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2026
ActivePassive U.S. Equity ETF

	Level 1	Level 2	Level 3	Total
Investments
Common Stocks*	$2,321,769,759	$—	$—	$2,321,769,759
Exchange Traded Funds	116,634,909	—	—	116,634,909
Real Estate Investment Trusts*	35,994,327	—	—	35,994,327
Investments Purchased with Collateral from Securities Lending(a)	—	—	—	46,181,636
Money Market Funds	13,405,708	—	—	13,405,708
Total Investments	$2,487,804,703	$—	$—	$2,533,986,339

The Fund did not hold any Level 3 securities during the year ended August 31, 2026.
*	For further breakdown by industry, please refer to the Schedule of Investments.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $46,181,636 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.
Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.
The Funds did not hold derivative instruments during the year ended August 31, 2026.
(b) Foreign Securities and Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.
Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about

143

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2026
a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.
(c) Forward Foreign Currency Contracts. The Core Bond ETF and International Equity ETF might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, a Fund might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. A Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive a Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Funds did not enter into any forward foreign currency contracts during the year ended August 31, 2026.
(d) Federal Income Taxes. The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
As of and during the year ended August 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statements of Operations. During the year ended August 31, 2026, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. taxing authorities for the tax periods prior to the period ended August 31, 2023.
(e) Distributions to Shareholders. The Funds will distribute net investment income and net realized capital gains, if any, at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
(f) Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(g) Share Valuation. The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The Funds do not charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.
(h) Allocation of Income, Expenses and Gains/Losses. Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

144

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2026
(i) Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts, premiums and interest-only strips are accreted or amortized over the expected life of the respective securities using the constant yield method. Gains and losses on principal payments and short-falls of mortgage backed securities (paydown gains and losses) are included as an adjustment to interest income in the Statements of Operations.
(j) Segment Reporting. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Managing Director of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
(3) Federal Tax Matters
The tax character of distributions paid to shareholders were as follows:

	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total Distributions
ActivePassive Core Bond ETF
Year Ended August 31, 2026	$38,974,484	$—	$354,896	$39,329,380
Year Ended August 31, 2025	$35,991,838	$—	$24,064	$36,015,902
ActivePassive Intermediate Municipal Bond ETF
Year Ended August 31, 2026	$311,066	$5,471,469	$—	$5,782,535
Year Ended August 31, 2025	$229,049	$3,881,628	$—	$4,110,677
ActivePassive International Equity ETF
Year Ended August 31, 2026	$34,709,215	$—	$—	$34,709,215
Year Ended August 31, 2025	$16,885,375	$—	$—	$16,885,375
ActivePassive U.S. Equity ETF
Year Ended August 31, 2026	$17,953,549	$—	$—	$17,953,549
Year Ended August 31, 2025	$13,202,075	$—	$—	$13,202,075

As of August 31, 2026, the components of distributable earnings (deficit) for income tax purposes were as follows:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Cost basis of investments for federal income tax purposes	$1,032,126,311	$258,811,023	$1,172,060,573	$1,938,151,446
Gross tax unrealized appreciation	$3,805,737	$678,151	$285,071,034	$666,258,879
Gross tax unrealized depreciation	(22,114,239)	(2,469,565)	(62,425,825)	(70,423,986)
Net tax unrealized appreciation (depreciation)	$(18,308,502)	$(1,791,414)	$222,645,209	$595,834,893
Undistributed ordinary income	$3,278,507	$—	$6,045,246	$11,404,499
Undistributed Tax Exempt Income	$—	$475,019	$—	$—
Undistributed long-term capital gain	587,621	—	—	—
Total distributable earnings	$3,866,128	$475,019	$6,045,246	$11,404,499
Other accumulated loss	—	(135,714)	(15,960,066)	(53,499,574)
Total accumulated earnings (loss)	$(14,442,374)	$(1,452,109)	$212,730,389	$553,739,818

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments, partnership adjustments, and PFIC mark-to-market adjustments.

145

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2026
At August 31, 2026, the Funds had capital loss carryovers as follows:

	CLCO Utilized in Current Year	CLCO Outstanding Current Year	Character
ActivePassive Core Bond ETF	$—	$—	ST
	—	—	LT
ActivePassive Intermediate Municipal Bond ETF	(41,712)	(135,714)	ST
	—	—	LT
ActivePassive International Equity ETF	—	(15,960,066)	ST
	—	—	LT
ActivePassive U.S. Equity ETF	—	(38,336,312)	ST
	—	(15,163,262)	LT

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2026, the following reclassifications were made for permanent tax differences due to in-kind transactions on the Statements of Assets and Liabilities:

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Total distributable earnings	$—	$—	$(40,584,752)	$(172,894,494)
Paid-in capital	$—	$—	$40,584,752	$172,894,494

(4) Investment Advisory Fee and Other Transactions with Affiliates
The Trust, on behalf of the ActivePassive ETFs (“ETFs”), has entered into an investment advisory agreement (the “ETF Agreement”) with the Adviser to furnish investment advisory services to the ETFs. Pursuant to the ETF Agreement, the Core Bond ETF, Intermediate Municipal Bond ETF, International Equity ETF and U.S. Equity ETF pay a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.35%, 0.35%, 0.45% and 0.30%, respectively, of each ETF’s average daily net assets. Pursuant to the ETF Agreement, the Adviser has agreed to pay all expenses of the ETFs except the unitary management fee paid to the Adviser under the ETF Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the ETFs under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.
Sub-advisory services are provided to the ETFs, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the subadvisers based on each ETF’s average daily net assets.

146

ActivePassive ETFs
Notes to Financial Statements(Cont’d)
August 31, 2026
ActivePassive Core Bond ETF
Neuberger Berman Investment Advisers LLC
Sage Advisory Services, Ltd. Co.
ActivePassive Intermediate Municipal Bond ETF
GW&K Investment Management, LLC
ActivePassive International Equity ETF
Causeway Capital Management LLC
Lazard Asset Management LLC
ActivePassive U.S. Equity ETF
The London Company of Virginia, LLC
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services (“Fund Services”)) acts as the Funds’ Administrator under a Fund Servicing Agreement with the ActivePassive ETFs. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. U.S. Bank also serves as each Fund’s securities lending agent. Certain officers of the Trust are also employees of Fund Services. Fees incurred for these services are paid by the Adviser.
(5) Creation and Redemption Transactions
Shares of the ActivePassive ETFs are listed and traded on the NYSE Arca, Inc. The ActivePassive ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each ActivePassive ETF will be equal to the ActivePassive ETF’s total assets minus the ActivePassive ETF’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.
Only “Authorized Participants” may purchase or redeem shares directly from the ActivePassive ETFs. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the ActivePassive ETFs. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
Creation Unit Transaction Fee
Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Transaction Fee for each ActivePassive ETF is $500.
An additional variable fee of up to a maximum of 3% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial purchase of Creation Units. For orders comprised entirely of cash, a variable fee of 0.25% of the value of the order will be charged by each ActivePassive ETF. The variable

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Notes to Financial Statements(Cont’d)
August 31, 2026
charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. Each ActivePassive ETF may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the ActivePassive ETF’s shareholders.
A creation unit will generally not be issued until the transfer of good title of the deposit securities to the ActivePassive ETFs and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of each ActivePassive ETF will be issued to such authorized participant notwithstanding the fact that the ActivePassive ETF’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the ActivePassive ETFs or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the ActivePassive ETFs for losses, if any.
(6) Investment Transactions
Purchases and sales of investment securities (excluding short-term instruments) for the year ended August 31, 2026 are summarized below.

	ActivePassive Core Bond ETF	ActivePassive Intermediate Municipal Bond ETF	ActivePassive International Equity ETF	ActivePassive U.S. Equity ETF
Purchases:
U.S. Government	$273,954,117	$—	$—	$—
Other	$268,623,302	$100,321,657	$364,522,039	$615,197,217
Total Purchases	$542,577,419	$100,321,657	$364,522,039	$615,197,217
Sales:
U.S. Government	$203,737,107	$—	$—	$—
Other	$183,831,888	$37,087,261	$266,476,458	$189,238,252
Total Sales	$387,568,995	$37,087,261	$266,476,458	$189,238,252

The above ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF purchases and sales exclude any in-kind transactions associated with creations and redemptions. During the year ended August 31, 2026, the International Equity ETF had $138,562,596 creations in-kind and $121,096,518 redemptions in-kind, and U.S. Equity ETF had $186,172,522 creations in-kind and $569,665,440 redemptions in-kind.
(7) Securities Lending
Pursuant to the terms of a securities lending agreement with U.S. Bank, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. During the time securities are on loan, the borrower will pay the applicable Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.
Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities.

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August 31, 2026
Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and the Funds may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Funds.
As of August 31, 2026, the value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
ActivePassive Core Bond ETF	$9,942,763	$10,160,005	0.99%
ActivePassive Intermediate Municipal Bond ETF	7,622,483	7,796,545	3.09%
ActivePassive International Equity ETF	232,517,419	239,703,553	20.08%
ActivePassive U.S. Equity ETF	45,083,320	46,181,636	1.81%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC as noted on the Schedules of Investments. The investment objective is to seek to maximize current income with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. The remaining contractual maturity of all securities lending transactions is overnight and continuous.
The Funds are not subject to a master netting agreement with respect to securities lending; therefore, no additional disclosures regarding netting arrangements are required.
The net fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.
(8) Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(9) New Accounting Pronouncement
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.
(10) Subsequent Events
The ActivePassive Core Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
9/1/2026	9/1/2026	9/2/2026	$0.07647445	$2,661,311
10/1/2026	10/1/2026	10/2/2026	$0.02550939	$891,553

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August 31, 2026
The ActivePassive Intermediate Municipal Bond ETF paid distributions to shareholders as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income Rate	Ordinary Income Distribution Paid
9/1/2026	9/1/2026	9/2/2026	$0.02573901	$256,747
10/1/2026	10/1/2026	10/2/2026	$0.03211337	$329,965

The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2026 through the date the financial statements were issued and determined there were no other subsequent events that would require disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm
To the Shareholders of ActivePassive ETFs and
Board of Trustees of Trust for Professional Managers
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF, and ActivePassive U.S. Equity ETF (“ActivePassive ETFs” or the “Funds”), each a series of Trust for Professional Managers, as of August 31, 2026, the related statements of operations and changes in net assets, the financial highlights for each of the periods listed below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF, and ActivePassive U.S. Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and for the period May 2, 2023 (commencement of operations) through August 31, 2023

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
October 28, 2026

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Additional Information (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FOR FORM N-CSR
ITEM 8. Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. Remuneration Paid to Directors, Officers and Others of Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
ITEM 11. Statement Regarding Basis for Approval of Investment Advisory Contract
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 19, 2026 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the ActivePassive Core Bond ETF, the ActivePassive Intermediate Municipal Bond ETF, the ActivePassive International Equity ETF and the ActivePassive U.S. Equity ETF (collectively, the “ActivePassive ETFs” or the “Funds”), each a series of the Trust, and Envestnet Asset Management, Inc., the Funds’ investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 17, 2026 (the “June 17, 2026 Meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2027.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Advisory Agreement between the Trust, on behalf of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF, and Envestnet Asset Management, Inc., the Funds’ investment adviser, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of each of the Funds, including its recommendations with respect to the hiring, termination or replacement of one or more sub-advisers to the Funds and its oversight of investment strategies implemented by any such sub-advisers. The Trustees also considered the qualifications,

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Additional Information (Unaudited)(Cont’d)
experience and responsibilities of Brandon R. Thomas, Janis Zvingelis, Gregory Classen, and Timothy Murphy, who serve as co-portfolio managers for the segment of the assets managed by the Adviser for each of the Funds, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program, its evaluation of each Fund’s lead market maker and various ETF-specific capital markets measures, and its continuing commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program and oversight of the compliance program of each Fund’s sub-adviser(s), as applicable. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing each Fund under the “manager of managers” structure and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF for the quarter, one-year and since inception periods ended March 31, 2026. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Funds on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Aggregate Bond Index for the ActivePassive Core Bond ETF, the Bloomberg Municipal 1-10 Year Blend Index for the ActivePassive Intermediate Municipal Bond ETF, the S&P Classic ADR Composite Index (USD) NTR Index for the ActivePassive International Equity ETF, and the CRSP U.S. Total Market Total Return Index for the ActivePassive U.S. Equity ETF) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. intermediate core plus bond ETFs for the ActivePassive Core Bond ETF, U.S. municipal national intermediate ETFs for the ActivePassive Intermediate Municipal Bond ETF, U.S. foreign large-cap blend ETFs for the ActivePassive International Equity ETF, and U.S. large-cap blend ETFs for the ActivePassive U.S. Equity ETF) (each, a “Barrington Cohort”). The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as any of the Funds.
The Trustees noted the ActivePassive Core Bond ETF’s performance for the one-year period ended March 31, 2026 was below the Barrington Cohort average. The Trustees further noted that for the quarter ended March 31, 2026, the ActivePassive Core Bond ETF slightly outperformed the Bloomberg U.S. Aggregate Bond Index. The Trustees noted that for each of the one-year and since inception periods ended March 31, 2026, the ActivePassive Core Bond ETF had underperformed the Bloomberg U.S. Aggregate Bond Index.
The Trustees noted the ActivePassive Intermediate Municipal Bond ETF’s performance for the one-year period ended March 31, 2026 was below the Barrington Cohort average. The Trustees further noted that for each of the quarter, one-year and since inception periods ended March 31, 2026, the ActivePassive Intermediate Municipal Bond ETF had underperformed the Bloomberg Municipal 1-10 Year Blend Index.
The Trustees noted the ActivePassive International Equity ETF’s performance for the one-year period ended March 31, 2026 was below the Barrington Cohort average. The Trustees further noted that for each of the quarter and one-year periods ended March 31, 2026, the ActivePassive International Equity ETF had underperformed the S&P Classic ADR Composite Index (USD) NTR Index. The Trustees noted that for the since inception period ended March 31, 2026, the ActivePassive International Equity ETF had outperformed the S&P Classic ADR Composite Index (USD) NTR Index.

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Additional Information (Unaudited)(Cont’d)
The Trustees noted the ActivePassive U.S. Equity ETF’s performance for the one-year period ended March 31, 2026 was above the Barrington Cohort average. The Trustees further noted that for each of the quarter, one-year and since inception periods ended March 31, 2026, the ActivePassive U.S. Equity ETF had outperformed the CRSP U.S. Total Market Total Return Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions and that the Adviser has developed the necessary expertise and resources in selecting and managing the sub-adviser(s) to each of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF, and providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees took into consideration that each Fund’s management fee was a “unitary management fee” whereby the Adviser agrees to pay all expenses incurred by each Fund, except the unitary management fee payable to the Adviser and certain other excluded expenses of the Funds. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. In reviewing each of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF fees and total expense structure, the Trustees took into account each Fund’s “manager of managers” structure, noting that the Adviser pays each Fund’s sub-advisory fees out of its own management fees, and that the Funds were not directly responsible for payment of any sub-advisory fees.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices, noting that the Adviser makes no effort to seek soft dollar arrangements. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 17, 2026 meeting and the August 19, 2026 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the ActivePassive Core Bond ETF’s contractual management fee of 0.35% was below the Barrington Cohort average of 0.38%. The Trustees further noted that the Fund’s unitary fee structure limits the Fund’s total expense ratio to 0.35% and such expense ratio was below the Barrington Cohort average of 0.38%.
The Trustees noted that the ActivePassive Intermediate Municipal Bond ETF’s contractual management fee of 0.35% was above the Barrington Cohort average of 0.32%. The Trustees further noted that the Fund’s unitary fee structure limits the Fund’s total expense ratio to 0.35% and such expense ratio was equal to the Barrington Cohort average of 0.35%.
The Trustees noted that the ActivePassive International Equity ETF’s contractual management fee of 0.45% was below the Barrington Cohort average of 0.54%. The Trustees further noted that the Fund’s unitary fee structure limits the Fund’s total expense ratio to 0.45% and such expense ratio was below the Barrington Cohort average of 0.58%.
The Trustees noted that the ActivePassive U.S. Equity ETF’s contractual management fee of 0.30% was below the Barrington Cohort average of 0.43%. The Trustees further noted that the Fund’s unitary fee structure limits the Fund’s total expense ratio to 0.30% and such expense ratio was below the Barrington Cohort average of 0.43%.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information and, with respect to each of the ActivePassive Core Bond ETF, ActivePassive Intermediate Municipal Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF, considering each Fund’s “manager-of-managers” structure. The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that the Adviser’s profits from sponsoring

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Additional Information (Unaudited)(Cont’d)
the ActivePassive Core Bond ETF, ActivePassive International Equity ETF and ActivePassive U.S. Equity ETF were not excessive, and that while the ActivePassive Intermediate Municipal Bond ETF was not yet profitable, that the Adviser maintained adequate profit levels to support the services to the Funds from the revenues of its overall investment advisory business.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that each Fund’s management fee structure did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2027 as being in the best interests of each Fund and its shareholders.
ActivePassive Core Bond ETF – Investment Sub-Advisory Agreements
In considering the renewal of the respective Sub-Advisory Agreements between the ActivePassive Core Bond ETF’s investment adviser, Envestnet Asset Management, Inc. (“Envestnet”), and the Fund’s sub-advisers, Neuberger Berman Investment Advisers LLC (“Neuberger IA”) and Sage Advisory Services, Ltd., Co. (“Sage”), the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by Neuberger IA and Sage to the Fund. The Trustees considered Neuberger IA’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of David M. Brown, Thanos Bardas, Nathan Kush and Olumide Owolabi, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by Neuberger IA, and other key personnel at Neuberger IA. The Trustees next considered Sage’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Robert G. Smith III and Thomas H. Urano, who serve as the portfolio managers for the segment of the Fund’s assets managed by Sage, and other key personnel at Sage. The Trustees noted that Sage was responsible for managing approximately 15% of the Fund’s portfolio and Neuberger IA was responsible for managing approximately 20% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by each Neuberger IA and Sage at the June 17, 2026 meeting and the August 19, 2026 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness

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Additional Information (Unaudited)(Cont’d)
of the business continuity plan for each of Neuberger IA and Sage. The Trustees concluded that each of Neuberger IA and Sage had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of Neuberger IA and Sage to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by each of Neuberger IA and Sage, respectively.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Neuberger IA for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of each segment of the Fund’s portfolio managed by Neuberger Berman on both an absolute basis and in comparison to an applicable benchmark index (the Bloomberg U.S. Aggregate Bond Index). The Trustees noted Neuberger IA’s representation that its management of other accounts with similar investment strategies to those utilized by Neuberger IA in managing its segment of the Fund’s portfolio were not comparable due to differences in the investment programs for such accounts (including cash flows, account restrictions, fees and regulatory requirements). The Trustees noted the applicable segment of the Fund’s portfolio managed by Neuberger IA outperformed the Bloomberg U.S. Aggregate Bond Index for each of the quarter, one-year period and since inception periods ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Sage for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Sage on both an absolute basis and in comparison to a benchmark index (the Bloomberg U.S. Intermediate Government/Credit Bond Index) and in comparison to a separate composite of separately-managed accounts of Sage with similar investment strategies to that utilized by Sage in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Sage outperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2026.
After considering all the information, the Trustees concluded that the performance obtained by each of Neuberger IA and Sage for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of Neuberger IA and Sage.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to each of Neuberger IA and Sage under the respective Sub-Advisory Agreement. The Trustees noted that Envestnet had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of Neuberger IA and Sage. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of Neuberger IA and Sage. Consequently, the Trustees did not consider the costs of services provided by each of Neuberger IA and Sage or the profitability of each relationship with the Fund to be material factors for consideration given that Neuberger IA and Sage are not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to Neuberger IA and Sage by Envestnet were reasonable in light of the services provided by each of Neuberger IA and Sage.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of Neuberger IA and Sage are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

156

ActivePassive ETFs
Additional Information (Unaudited)(Cont’d)
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of Neuberger IA and Sage from its association with the Fund. The Trustees concluded that the benefits that each of Neuberger IA and Sage may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of Neuberger IA and Sage, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of Neuberger IA and Sage for an additional one-year term ending August 31, 2027 as being in the best interests of the Fund and its shareholders.
ActivePassive Intermediate Municipal Bond ETF – Investment Sub-Advisory Agreement
In considering the renewal of the Sub-Advisory Agreement between the ActivePassive Intermediate Municipal Bond ETF’s investment adviser, Envestnet, and the Fund’s sub-adviser, GW&K Investment Management, LLC (“GW&K”), the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY GW&K TO THE FUND
The Trustees considered the nature, extent and quality of services provided by GW&K to the Fund. The Trustees considered GW&K’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of John B. Fox, Kara M. South, Martin R. Tourigny, and Brian T. Moreland, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by GW&K, and other key personnel at GW&K. The Trustees noted that GW&K was responsible for managing approximately 35% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by GW&K at the June 17, 2026 meeting and the August 19, 2026 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by GW&K that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for GW&K. The Trustees concluded that GW&K had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by GW&K to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND GW&K
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by GW&K.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by GW&K for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by GW&K on both an absolute basis and in comparison to a benchmark index (the Bloomberg 1-10 Year Municipal Blend Index) and in comparison to a separate composite of separately-managed accounts of GW&K with similar investment strategies to that utilized by GW&K in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by GW&K underperformed the benchmark index for the quarter ended March 31, 2026, but outperformed the benchmark index for the one-year and since inception periods ended March 31, 2026.

157

ActivePassive ETFs
Additional Information (Unaudited)(Cont’d)
After considering all the information, the Trustees concluded that the performance obtained by GW&K for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by GW&K.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY GW&K
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to GW&K under the Sub-Advisory Agreement. The Trustees noted that Envestnet had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by GW&K. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to GW&K. Consequently, the Trustees did not consider the costs of services provided by GW&K or the profitability of the relationship with the Fund to be material factors for consideration given that GW&K is not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to GW&K by Envestnet were reasonable in light of the services provided by GW&K.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to GW&K are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by GW&K from its association with the Fund. The Trustees concluded that the benefits that GW&K may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Sub-Advisory Agreement with GW&K, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the Sub-Advisory Agreement with GW&K for an additional one-year term ending August 31, 2027 as being in the best interests of the Fund and its shareholders.
ActivePassive International Equity ETF – Investment Sub-Advisory Agreements
In considering the renewal of the respective Sub-Advisory Agreements between the ActivePassive International Equity ETF’s investment adviser, Envestnet, and the Fund’s sub-advisers, Causeway Capital Management LLC (“Causeway”) and Lazard Asset Management LLC (“Lazard”), the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY SUB-ADVISERS TO THE FUND
The Trustees considered the nature, extent and quality of services provided by Causeway and Lazard to the Fund. The Trustees considered Causeway’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Sarah Ketterer, Harry Hartford, Jonathan Eng, Conor Muldoon, Alessandro Valentini, Ellen Lee, Steven Nguyen, and Brian Woonhyung Cho, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by Causeway, and other key personnel at Causeway. The Trustees next considered Lazard’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of Louis Florentin-Lee, Barnaby Wilson, and Rob Failla, who serve as the portfolio managers for the segment of the

158

ActivePassive ETFs
Additional Information (Unaudited)(Cont’d)
Fund’s assets managed by Lazard, and other key personnel at Lazard. The Trustees noted that Lazard was responsible for managing approximately 10% of the Fund’s portfolio and Causeway was responsible for managing approximately 10% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by each of Causeway and Lazard at the June 17, 2026 meeting and the August 19, 2026 meeting at which each respective Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by each sub-adviser that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for each of Causeway and Lazard. The Trustees concluded that each of Causeway and Lazard had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under each respective Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by each of Causeway and Lazard to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE SUB-ADVISERS
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by each of Causeway and Lazard, respectively.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Causeway for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Causeway on both an absolute basis and in comparison to an applicable benchmark index (the MSCI EAFE Index) and in comparison to applicable composites with similar investment strategies to those utilized by Causeway in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Causeway underperformed the MSCI EAFE Index for the quarter and one-year periods ended March 31, 2026, and outperformed the MSCI EAFE Index for the since inception period ended March 31, 2026.
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by Lazard for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by Lazard on both an absolute basis and in comparison to a benchmark index (the MSCI ACWI ex-US Index) and in comparison to a composite of separately-managed accounts of Lazard with similar investment strategies to that utilized by Lazard in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by Lazard significantly underperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees noted Lazard’s belief that its bias for quality companies has primarily led to the underperformance.
After considering all the information, the Trustees concluded that the performance obtained by each of Causeway and Lazard for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by each of Causeway and Lazard.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE SUB-ADVISERS
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to each of Causeway and Lazard under the respective Sub-Advisory Agreement. The Trustees noted that Envestnet had previously confirmed to the Trustees that the sub-advisory fees payable under each Sub-Advisory Agreement were reasonable in light of the quality of the services performed by each of Causeway and Lazard. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to each of Causeway and Lazard. Consequently, the Trustees did not consider the costs of services provided by each of Causeway and Lazard or the profitability of each relationship with the Fund to be material factors for

159

ActivePassive ETFs
Additional Information (Unaudited)(Cont’d)
consideration given that Causeway and Lazard are not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to Causeway and Lazard by Envestnet were reasonable in light of the services provided by each of Causeway and Lazard.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to each of Causeway and Lazard are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by each of Causeway and Lazard from its association with the Fund. The Trustees concluded that the benefits that each of Causeway and Lazard may receive, such as greater name recognition and increased ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the respective Sub-Advisory Agreement with each of Causeway and Lazard, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the respective Sub-Advisory Agreement with each of Causeway and Lazard for an additional one-year term ending August 31, 2027 as being in the best interests of the Fund and its shareholders.
ActivePassive U.S. Equity ETF – Investment Sub-Advisory Agreement
In considering the renewal of the Sub-Advisory Agreement between the ActivePassive U.S. Equity ETF’s investment adviser, Envestnet, and the Fund’s sub-adviser, The London Company of Virginia, LLC (“London Company”), the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY LONDON COMPANY TO THE FUND
The Trustees considered the nature, extent and quality of services provided by London Company to the Fund. The Trustees considered London Company’s responsibilities in its management of Fund assets, as well as the qualifications, experience and responsibilities of J. Brian Campbell and Stephen M. Goddard, who serve as the portfolio managers for the segment of the Fund’s portfolio managed by London Company, and other key personnel at London Company. The Trustees noted that London Company was responsible for managing approximately 8% of the Fund’s portfolio. The Trustees noted that Envestnet managed the remaining portion of the Fund’s portfolio.
The Trustees also considered information provided by London Company at the June 17, 2026 meeting and the August 19, 2026 meeting at which the Sub-Advisory Agreement was formally considered, relating to the investment objective and strategies for the Fund, brokerage practices and compliance and risk management. The Trustees also noted any services provided by London Company that extended beyond portfolio management. The Trustees also considered the overall financial condition, as well as the implementation and operational effectiveness of the business continuity plan for London Company. The Trustees concluded that London Company had sufficient quality and depth of personnel, resources, investment methods and compliance programs essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services provided by London Company to the Fund were satisfactory.
2. INVESTMENT PERFORMANCE OF THE FUND AND LONDON COMPANY
The Trustees discussed the Fund’s performance, including the performance relating specifically to the segment of the Fund’s portfolio managed by London Company.

160

ActivePassive ETFs
Additional Information (Unaudited)(Cont’d)
The Trustees discussed the performance of the segment of the Fund’s portfolio managed by London Company for the quarter, one-year and since inception periods ended March 31, 2026. The Trustees compared the short-term and longer-term performance of the segment of the Fund’s portfolio managed by London Company on both an absolute basis and in comparison to a benchmark index (the Russell 2500 Index) and in comparison to a composite with similar investment strategies to that utilized by London Company in managing its segment of the Fund’s portfolio. The Trustees noted the segment of the Fund’s portfolio managed by London Company significantly underperformed the benchmark index for the quarter, one-year and since inception periods ended March 31, 2026.
After considering all the information, the Trustees concluded that the performance obtained by London Company for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the continued management of Fund assets by London Company.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY LONDON COMPANY
The Trustees reviewed and considered the cost of services and the sub-advisory fees payable by Envestnet to London Company under the Sub-Advisory Agreement. The Trustees noted that Envestnet had previously confirmed to the Trustees that the sub-advisory fees payable under the Sub-Advisory Agreement were reasonable in light of the quality of the services performed by London Company. Since the sub-advisory fees are paid by Envestnet, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fees paid to London Company. Consequently, the Trustees did not consider the costs of services provided by London Company or its profitability from its relationship with the Fund to be material factors for consideration given that London Company is not affiliated with Envestnet and, therefore, the sub-advisory fees were negotiated on an arm’s-length basis. Based on all these factors, the Trustees concluded that the sub-advisory fees paid to London Company by Envestnet were reasonable in light of the services provided by London Company.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
Since the sub-advisory fees payable to London Company are not paid by the Fund, the Trustees did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by London Company from its association with the Fund. The Trustees concluded that the benefits that London Company may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Sub-Advisory Agreement with London Company, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the Sub-Advisory Agreement with London Company for an additional one-year term ending August 31, 2027 as being in the best interests of the Fund and its shareholders.

161

ActivePassive ETFs
Additional Information (Unaudited)(Cont’d)
Tax Information
For the fiscal year ended August 31, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentages of dividends declared from ordinary income designated as qualified dividend income were as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Municipal Bond ETF	0.00%
ActivePassive International Equity ETF	97.77%
ActivePassive U.S. Equity ETF	100.00%

For corporate shareholders, the percentages of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2026, were as follows:

ActivePassive Core Bond ETF	0.00%
ActivePassive Intermediate Municipal Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	100.00%

For the fiscal year ended August 31, 2026, the percentages of each Fund’s taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Code were as follows:

ActivePassive Core Bond ETF	1.06%
ActivePassive Intermediate Municipal Bond ETF	0.00%
ActivePassive International Equity ETF	0.00%
ActivePassive U.S. Equity ETF	0.00%

For the fiscal year ended August 31, 2026, the ActivePassive International Equity ETF earned foreign-source income and paid foreign taxes, as noted below, which it intends to pass through to its shareholders pursuant to Section 853 of the Code.

	Gross Foreign Income	Foreign Tax Paid
ActivePassive International Equity ETF	$25,798,399	$(2,264,220)

162

Investment Adviser
Envestnet Asset Management, Inc.
222 North LaSalle St. Suite 625
Chicago, Illinois 60601
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, WI 53202
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212
Distributor
Foreside Fund Services, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 4, 2024.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	November 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	November 2, 2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	November 2, 2026

* Print the name and title of each signing officer under his or her signature.